SEC. File Nos. 333-138648
811-21981

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 4
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 6

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Mitchell E. Nichter
PAUL, HASTINGS, JANOFSKY & WALKER LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 8, 2009, pursuant to paragraph (b) of rule 485.

...


       [LOGO] American Funds/(R)/  The right choice for the long term(R)

American Funds
Target Date Retirement Series(R)

 PROSPECTUS

 May 1, 2009

                 2  Risk/Return summary
                 8  Fees and expenses of the funds
                13  Investment objectives, strategies and risks
                41  Management and organization
                43  Purchase, exchange and sale of shares
                45  Sales charges
                46  Sales charge reductions and waivers
                48  Rollovers from retirement plans to IRAs
                48  Plans of distribution
                48  Other compensation to dealers
                49  Distributions and taxes
                50  Financial Highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS  NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Target Date Retirement Series(R), Inc. consists of nine funds with varying target dates and investment objectives, each investing in a combination of American Funds. The nine funds are:

American Funds 2050 Target Date Retirement Fund(R)

American Funds 2045 Target Date Retirement Fund(R)

American Funds 2040 Target Date Retirement Fund(R)

American Funds 2035 Target Date Retirement Fund(R)

American Funds 2030 Target Date Retirement Fund(R)

American Funds 2025 Target Date Retirement Fund(R)

American Funds 2020 Target Date Retirement Fund(R)

American Funds 2015 Target Date Retirement Fund(R)

American Funds 2010 Target Date Retirement Fund(R)

                  American Funds Target Date Retirement Series / Prospectus  1


Risk/Return summary

Each fund in this series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

Each fund will attempt to achieve its objectives by investing in a mix of
American Funds. The investment objectives of the American Funds include long-term growth primarily through investments in both U.S. stocks and stocks of issuers domiciled outside the U.S.; long-term growth and income primarily through investments in stocks; income and growth through stocks and/or bond investments; long-term growth and current income through investments in stocks and bonds; and current income through bond investments.

Capital Research and Management Company, the investment adviser to the funds in the series, may periodically rebalance or modify the mix of underlying funds.

Investments in each fund are subject to the following primary risks:

Allocation risk -- The funds are subject to the risk that the allocation strategy will not meet their retirement goals. For investors who are close to, or in, retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk that a fund's allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving his or her retirement goals.

Stock risk -- The funds are subject to the risks relating to the stock investments of the underlying funds. These risks include the possibility that stocks may experience large price swings and potential for loss and that the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

Bond risk -- The funds are subject to the risks relating to the bond investments of the underlying funds. These risks include potential changes in interest rates, effective maturities and credit ratings.

Risk of investments outside the U.S. -- The funds are subject to the risks relating to the underlying funds' investments in the securities of issuers domiciled outside the U.S. These risks include different accounting and legal standards, greater market volatility, differing securities market structures and various administrative difficulties outside the U.S.

Please see the "Investment objectives, strategies and risks" section of this prospectus for a more detailed discussion of fund risks.

Your investment in any of the funds in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN ANY FUND IN THE SERIES. THE LIKELIHOOD OF
LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

2   American Funds Target Date Retirement Series / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar charts below show how each fund's investment results have varied from year to year, and the Investment Results tables show how each fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.
Lifetime results for each fund and index are measured from February 1, 2007 through December 31, 2008. The Investment Results tables below reflect, as required by Securities and Exchange Commission rules, each fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%.
   This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million of more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.62%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.02% (quarter ended June 30, 2008)
              LOWEST   -19.54% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS A    -39.34%   -19.40%
                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS R-1  -36.06%   -17.46%
                         CLASS R-2  -36.11%   -17.47%
                         CLASS R-3  -35.85%   -17.14%
                         CLASS R-4  -35.63%   -16.86%
                         CLASS R-5  -35.51%   -16.66%

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                    [BAR CHART]

                                     -35.56%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -19.49% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR   LIFETIME
                         -------------------------------
                         CLASS A    -39.28%   -19.38%
                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS R-1  -36.11%   -17.48%
                         CLASS R-2  -36.14%   -17.51%
                         CLASS R-3  -35.81%   -17.11%
                         CLASS R-4  -35.58%   -16.84%
                         CLASS R-5  -35.46%   -16.64%

Please see page 7 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  3


AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.62%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.11% (quarter ended June 30, 2008)
              LOWEST   -19.47% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR   LIFETIME
                         -------------------------------
                         CLASS A    -39.34%   -19.39%
                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS R-1  -36.10%   -17.47%
                         CLASS R-2  -36.10%   -17.47%
                         CLASS R-3  -35.85%   -17.16%
                         CLASS R-4  -35.64%   -16.85%
                         CLASS R-5  -35.36%   -16.59%

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.53%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -19.45% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -39.25%  -19.34%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -36.02%  -17.42%
                         CLASS R-2  -36.04%  -17.45%
                         CLASS R-3  -35.83%  -17.12%
                         CLASS R-4  -35.55%  -16.81%
                         CLASS R-5  -35.43%  -16.61%

Please see page 7 for footnotes.

4   American Funds Target Date Retirement Series / Prospectus


AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.19%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.02% (quarter ended June 30, 2008)
              LOWEST   -19.16% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -38.94%  -19.23%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -35.65%  -17.28%
                         CLASS R-2  -35.73%  -17.32%
                         CLASS R-3  -35.47%  -16.98%
                         CLASS R-4  -35.22%  -16.70%
                         CLASS R-5  -34.99%  -16.42%

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -34.75%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.02% (quarter ended June 30, 2008)
              LOWEST   -18.88% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -38.48%  -18.97%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -35.18%  -17.02%
                         CLASS R-2  -35.24%  -17.05%
                         CLASS R-3  -34.97%  -16.72%
                         CLASS R-4  -34.77%  -16.43%
                         CLASS R-5  -34.48%  -16.14%

Please see page 7 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  5


AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -32.46%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -17.32% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -36.33%  -17.62%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -32.94%  -15.65%
                         CLASS R-2  -32.95%  -15.65%
                         CLASS R-3  -32.68%  -15.31%
                         CLASS R-4  -32.48%  -15.01%
                         CLASS R-5  -32.28%  -14.80%

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -29.08%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -1.80% (quarter ended June 30, 2008)
              LOWEST   -15.28% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -33.17%  -15.75%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -29.63%  -13.74%
                         CLASS R-2  -29.61%  -13.73%
                         CLASS R-3  -29.24%  -13.35%
                         CLASS R-4  -29.07%  -13.07%
                         CLASS R-5  -28.84%  -12.84%

Please see page 7 for footnotes.

6   American Funds Target Date Retirement Series / Prospectus


AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -27.45%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST  -1.81% (quarter ended June 30, 2008)
              LOWEST   -14.15% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -31.61%  -15.05%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -28.03%  -13.04%
                         CLASS R-2  -28.02%  -13.03%
                         CLASS R-3  -27.73%  -12.66%
                         CLASS R-4  -27.44%  -12.36%
                         CLASS R-5  -27.29%  -12.13%

                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
INDEXES/1/
S&P 500/2/                                                                                -36.99%  -20.09%
MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX/3/                                        -43.06%  -21.91%
BARCLAYS CAPITAL U.S. AGGREGATE INDEX (FORMERLY LEHMAN BROTHERS U.S. AGGREGATE INDEX)/4/    5.24%    6.43%

/1/The funds or securities that compose each index may vary over time.
/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/3/MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/4/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                  American Funds Target Date Retirement Series / Prospectus  7


Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds. Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which it invests.

      SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              ALL R SHARE
                                                      CLASS A   CLASSES
      -------------------------------------------------------------------

      Maximum initial sales charge on purchases       5.75%*     none
      (as a percentage of offering price)
      -------------------------------------------------------------------
      Maximum sales charge on reinvested dividends     none      none
      -------------------------------------------------------------------
      Maximum contingent deferred sales charge         none      none
      -------------------------------------------------------------------
      Redemption or exchange fees                      none      none
      -------------------------------------------------------------------

*The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                                                            CLASS A  R-1    R-2    R-3    R-4   R-5/1/ R-6/1/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.18    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.21    0.48   0.72   0.39   0.26   0.21   0.16
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.49    1.58   1.57   0.99   0.61   0.31   0.26
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.40    0.40   0.40   0.40   0.40   0.40   0.40
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.89%   1.98%  1.97%  1.39%  1.01%  0.71%  0.66%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.19    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.22    0.49   0.94   0.44   0.29   0.19   0.14
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.51    1.59   1.79   1.04   0.64   0.29   0.24
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.40    0.40   0.40   0.40   0.40   0.40   0.40
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.91%   1.99%  2.19%  1.44%  1.04%  0.69%  0.64%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.19    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.18    0.34   0.61   0.30   0.21   0.14   0.09
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.47    1.44   1.46   0.90   0.56   0.24   0.19
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.40    0.40   0.40   0.40   0.40   0.40   0.40
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.87%   1.84%  1.86%  1.30%  0.96%  0.64%  0.59%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

Please see page 10 for footnotes.

8   American Funds Target Date Retirement Series / Prospectus


ANNUAL FUND OPERATING EXPENSES (DEDUCTED
FROM FUND ASSETS)
                                              CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                      CLASS A  R-1     R-2     R-3     R-4    R-5/1/  R-6/1/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2035 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.17    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.18    0.34    0.50    0.28    0.20    0.13    0.08
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.45    1.44    1.35    0.88    0.55    0.23    0.18
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.40    0.40    0.40    0.40    0.40    0.40    0.40
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.85%   1.84%   1.75%   1.28%   0.95%   0.63%   0.58%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2030 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.19    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.17    0.22    0.44    0.25    0.18    0.13    0.08
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.46    1.32    1.29    0.85    0.53    0.23    0.18
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.39    0.39    0.39    0.39    0.39    0.39    0.39
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.85%   1.71%   1.68%   1.24%   0.92%   0.62%   0.57%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2025 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.18    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.17    0.24    0.41    0.24    0.18    0.12    0.07
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.45    1.34    1.26    0.84    0.53    0.22    0.17
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.39    0.39    0.39    0.39    0.39    0.39    0.39
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.84%   1.73%   1.65%   1.23%   0.92%   0.61%   0.56%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2020 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.21    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.16    0.23    0.36    0.22    0.17    0.11    0.06
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.47    1.33    1.21    0.82    0.52    0.21    0.16
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.38    0.38    0.38    0.38    0.38    0.38    0.38
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.85%   1.71%   1.59%   1.20%   0.90%   0.59%   0.54%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

Please see page 10 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  9


ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                                                            CLASS A  R-1    R-2    R-3    R-4   R-5/1/ R-6/1/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.27    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.17    0.23   0.36   0.22   0.17   0.12   0.07
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.54    1.33   1.21   0.82   0.52   0.22   0.17
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.38    0.38   0.38   0.38   0.38   0.38   0.38
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.92%   1.71%  1.59%  1.20%  0.90%  0.60%  0.55%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.26    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.17    0.22   0.38   0.23   0.18   0.12   0.07
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.53    1.32   1.23   0.83   0.53   0.22   0.17
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.37    0.37   0.37   0.37   0.37   0.37   0.37
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.90%   1.69%  1.60%  1.20%  0.90%  0.59%  0.54%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

/1/Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
/2/The investment advisory and service agreement for the Target Date Funds provides for an investment management fee of .10%. The investment adviser is currently waiving this management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series' board. In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the Target Date
   Funds. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fees and expenses shown in this table do not reflect any waiver or expense reimbursements.
/3/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class's average net assets annually.

/4/Reflects current estimated expenses.
/5/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-6 shares of the underlying funds. Accordingly, fees and expenses of the underlying funds reflect the current estimated expenses of the
   Class R-6 shares of the underlying funds.
/6/The table below shows the total net operating expenses of each Target Date
   Fund and its underlying funds reflecting the waiver and expense reimbursements described in footnote 2.

TOTAL NET OPERATING EXPENSES OF EACH TARGET DATE FUND AND UNDERLYING FUNDS AFTER TARGET DATE FUND WAIVERS AND REIMBURSEMENTS:

American Funds 2050 Target Date Retirement Fund      0.70%      1.49%      1.53%      1.10%      0.75%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2045 Target Date Retirement Fund      0.71%      1.48%      1.53%      1.10%      0.77%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2040 Target Date Retirement Fund      0.71%      1.48%      1.53%      1.10%      0.75%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2035 Target Date Retirement Fund      0.69%      1.48%      1.53%      1.10%      0.76%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2030 Target Date Retirement Fund      0.70%      1.46%      1.52%      1.09%      0.75%     0.46%     0.41%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2025 Target Date Retirement Fund      0.69%      1.46%      1.50%      1.08%      0.76%     0.46%     0.41%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2020 Target Date Retirement Fund      0.71%      1.45%      1.45%      1.06%      0.74%     0.45%     0.40%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2015 Target Date Retirement Fund      0.77%      1.45%      1.45%      1.06%      0.74%     0.45%     0.40%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2010 Target Date Retirement Fund      0.75%      1.44%      1.45%      1.05%      0.73%     0.44%     0.39%
------------------------------------------------------------------------------------------------------------------------------

10  American Funds Target Date Retirement Series / Prospectus


OTHER EXPENSES

The "Other expenses" items in the tables beginning on page 8 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the series' investment adviser, affiliates of the investment adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                               PAYMENTS TO AFFILIATED ENTITIES                       PAYMENTS TO UNAFFILIATED ENTITIES
----------------------------------------------------------------------------------------------------------------------

Class A                                 .10% of assets                                        .10% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-1                               .10% of assets                                        .10% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-2  .15% of assets plus $27 per participant position/1/ or .35% of assets/2/           .25% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-3  .10% of assets plus $12 per participant position/1/ or .19% of assets/2/           .15% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-4                               .10% of assets                                        .10% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-5                               .05% of assets                                        .05% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-6                                   none                                                  none
----------------------------------------------------------------------------------------------------------------------

/1/Payment with respect to Recordkeeper Direct(R) program.
/2/Payment with respect to PlanPremier(R) program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in a fund in the series with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $661    $843   $1,040  $1,608
---------------------------------------------------------------------------------
Class R-1                                          201     621    1,068   2,306
---------------------------------------------------------------------------------
Class R-2                                          200     618    1,062   2,296
---------------------------------------------------------------------------------
Class R-3                                          142     440      761   1,669
---------------------------------------------------------------------------------
Class R-4                                          103     322      558   1,236
---------------------------------------------------------------------------------
Class R-5                                           73     227      395     883
---------------------------------------------------------------------------------
Class R-6                                           67     211      368     822
---------------------------------------------------------------------------------
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $663    $848   $1,050  $1,630
---------------------------------------------------------------------------------
Class R-1                                          202     624    1,073   2,317
---------------------------------------------------------------------------------
Class R-2                                          222     685    1,175   2,524
---------------------------------------------------------------------------------
Class R-3                                          147     456      787   1,724
---------------------------------------------------------------------------------
Class R-4                                          106     331      574   1,271
---------------------------------------------------------------------------------
Class R-5                                           70     221      384     859
---------------------------------------------------------------------------------
Class R-6                                           65     205      357     798
---------------------------------------------------------------------------------
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $659    $837   $1,029  $1,586
---------------------------------------------------------------------------------
Class R-1                                          187     579      995   2,159
---------------------------------------------------------------------------------
Class R-2                                          189     585    1,006   2,180
---------------------------------------------------------------------------------
Class R-3                                          132     412      713   1,568
---------------------------------------------------------------------------------
Class R-4                                           98     306      531   1,178
---------------------------------------------------------------------------------
Class R-5                                           65     205      357     798
---------------------------------------------------------------------------------
Class R-6                                           60     189      329     738
---------------------------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

                  American Funds Target Date Retirement Series / Prospectus  11


                                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $657    $831   $1,019  $1,564
---------------------------------------------------------------------------------
Class R-1                                          187     579      995   2,159
---------------------------------------------------------------------------------
Class R-2                                          178     551      949   2,062
---------------------------------------------------------------------------------
Class R-3                                          130     406      702   1,545
---------------------------------------------------------------------------------
Class R-4                                           97     303      525   1,166
---------------------------------------------------------------------------------
Class R-5                                           64     202      351     786
---------------------------------------------------------------------------------
Class R-6                                           59     186      324     726
---------------------------------------------------------------------------------
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $657    $831   $1,019  $1,564
---------------------------------------------------------------------------------
Class R-1                                          174     539      928   2,019
---------------------------------------------------------------------------------
Class R-2                                          171     530      913   1,987
---------------------------------------------------------------------------------
Class R-3                                          126     393      681   1,500
---------------------------------------------------------------------------------
Class R-4                                           94     293      509   1,131
---------------------------------------------------------------------------------
Class R-5                                           63     199      346     774
---------------------------------------------------------------------------------
Class R-6                                           58     183      318     714
---------------------------------------------------------------------------------
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $656    $828   $1,014  $1,553
---------------------------------------------------------------------------------
Class R-1                                          176     545      939   2,041
---------------------------------------------------------------------------------
Class R-2                                          168     520      897   1,955
---------------------------------------------------------------------------------
Class R-3                                          125     390      676   1,489
---------------------------------------------------------------------------------
Class R-4                                           94     293      509   1,131
---------------------------------------------------------------------------------
Class R-5                                           62     195      340     762
---------------------------------------------------------------------------------
Class R-6                                           57     179      313     701
---------------------------------------------------------------------------------
AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $657    $831   $1,019  $1,564
---------------------------------------------------------------------------------
Class R-1                                          174     539      928   2,019
---------------------------------------------------------------------------------
Class R-2                                          162     502      866   1,889
---------------------------------------------------------------------------------
Class R-3                                          122     381      660   1,455
---------------------------------------------------------------------------------
Class R-4                                           92     287      498   1,108
---------------------------------------------------------------------------------
Class R-5                                           60     189      329     738
---------------------------------------------------------------------------------
Class R-6                                           55     173      302     677
---------------------------------------------------------------------------------
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $663    $851   $1,055  $1,641
---------------------------------------------------------------------------------
Class R-1                                          174     539      928   2,019
---------------------------------------------------------------------------------
Class R-2                                          162     502      866   1,889
---------------------------------------------------------------------------------
Class R-3                                          122     381      660   1,455
---------------------------------------------------------------------------------
Class R-4                                           92     287      498   1,108
---------------------------------------------------------------------------------
Class R-5                                           61     192      335     750
---------------------------------------------------------------------------------
Class R-6                                           56     176      307     689
---------------------------------------------------------------------------------
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $662    $845   $1,045  $1,619
---------------------------------------------------------------------------------
Class R-1                                          172     533      918   1,998
---------------------------------------------------------------------------------
Class R-2                                          163     505      871   1,900
---------------------------------------------------------------------------------
Class R-3                                          122     381      660   1,455
---------------------------------------------------------------------------------
Class R-4                                           92     287      498   1,108
---------------------------------------------------------------------------------
Class R-5                                           60     189      329     738
---------------------------------------------------------------------------------
Class R-6                                           55     173      302     677
---------------------------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

12  American Funds Target Date Retirement Series / Prospectus


Investment objectives, strategies and risks

The investment objectives, strategies and risks of each fund are summarized below.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the
2050 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. These objectives may be modified by the series' board of directors without shareholder approval.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund, and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S.
Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by
Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser will continue to manage each fund for approximately 30 years after the fund reaches its target date. Funds that have been managed for 20 years after their respective target dates may be combined, in accordance with applicable law.

The following chart illustrates the investment strategy of each fund by showing how its investment in the various fund categories will change over time.

[stacked bar chart]

INVESTMENT STRATEGY FOR TARGET DATE FUNDS

[Stacked bar chart illustrating the investment strategy each fund may use over time.]

[end chart]

The investment adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the investment strategy set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, money market instruments, shares of money market funds or other securities that may be deemed appropriate by the fund's investment adviser.

                  American Funds Target Date Retirement Series / Prospectus  13


TARGET FUND ALLOCATIONS*

The following table details the percentage allocation of each fund to the underlying American Funds as of October 31, 2008.

                                          2050 2045 2040 2035 2030 2025 2020 2015 2010
--------------------------------------------------------------------------------------

GROWTH
--------------------------------------------------------------------------------------
AMCAP Fund(R)                              7%   7%   7%   7%   7%   7%   6%   5%   4%
--------------------------------------------------------------------------------------
EuroPacific Growth Fund(R)                 4    4    4    4    4    4    4    3    3
--------------------------------------------------------------------------------------
The Growth Fund of America(R)              7    7    7    7    7    7    6    5    4
--------------------------------------------------------------------------------------
The New Economy Fund(R)                    4    4    4    4    4    4    3    0    0
--------------------------------------------------------------------------------------
New Perspective Fund(R)                    7    7    7    7    7    7    7    6    5
--------------------------------------------------------------------------------------
New World Fund(R)                          4    4    4    4    4    4    3    2    2
--------------------------------------------------------------------------------------
SMALLCAP World Fund(R)                     7    7    7    7    7    7    6    4    2
--------------------------------------------------------------------------------------
GROWTH ALLOCATION                         40   40   40   40   40   40   35   25   20
--------------------------------------------------------------------------------------
GROWTH-AND-INCOME
--------------------------------------------------------------------------------------
American Mutual Fund(R)                    5%   5%   5%   5%   5%   5%   5%   5%   7%
--------------------------------------------------------------------------------------
Capital World Growth and Income Fund/SM/  10   10   10   10    9    7    7    7    7
--------------------------------------------------------------------------------------
Fundamental Investors/SM/                 10   10   10   10    8    7    7    7    7
--------------------------------------------------------------------------------------
The Investment Company of America(R)      10   10   10   10    9    8    8    8    7
--------------------------------------------------------------------------------------
Washington Mutual Investors Fund/SM/      10   10   10   10    9    8    8    8    7
--------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION              45   45   45   45   40   35   35   35   35
--------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
--------------------------------------------------------------------------------------
American Balanced Fund(R)                  4%   4%   4%   4%   5%   8%   8%   8%   8%
--------------------------------------------------------------------------------------
Capital Income Builder(R)                  3    3    3    3    5    6    6    6    6
--------------------------------------------------------------------------------------
The Income Fund of America(R)              3    3    3    3    5    6    6    6    6
--------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED ALLOCATION     10   10   10   10   15   20   20   20   20
--------------------------------------------------------------------------------------
BOND
--------------------------------------------------------------------------------------
The Bond Fund of America/SM/               0%   0%   0%   0%   0%   0%   0%   5%  10%
--------------------------------------------------------------------------------------
Capital World Bond Fund(R)                 0    0    0    0    0    0    0    5    5
--------------------------------------------------------------------------------------
U.S. Government Securities Fund/SM/        5    5    5    5    5    5   10   10   10
--------------------------------------------------------------------------------------
BOND ALLOCATION                            5    5    5    5    5    5   10   20   25
--------------------------------------------------------------------------------------

*The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the funds this year.

                    FUND ALLOCATIONS AS OF OCTOBER 31, 2008

                              [stacked bar chart]

         Growth   Growth-and-Income  Equity-Income and Balanced   Bond
         ------   -----------------  --------------------------   ----
2050       40%           45%                   10%                 5%
2045       40%           45%                   10%                 5%
2040       40%           45%                   10%                 5%
2035       40%           45%                   10%                 5%
2030       40%           40%                   15%                 5%
2025       40%           35%                   20%                 5%
2020       35%           35%                   20%                10%
2015       25%           35%                   20%                20%
2010       20%           35%                   20%                25%

[end chart]

14  American Funds Target Date Retirement Series / Prospectus


Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

The underlying bond funds invest in debt securities using a range of quality standards. For example, certain of the underlying funds invest in lower quality debt securities (rated Ba1 or BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the underlying fund's investment adviser), including those of issuers domiciled outside the U.S. The average maturities of the securities in which each underlying bond fund invests will vary from short-term to long-term.
For information regarding the specific quality guidelines and the average maturity for each underlying fund, please refer to the "Underlying fund investment objectives, risks and investment results" beginning on page 19.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                  American Funds Target Date Retirement Series / Prospectus  15


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results tables on pages 3-7, the tables below reflect each fund's results calculated without a sales charge. Lifetime results for each fund and index are measured from February 1, 2007 through December 31,
2008.

ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.62%  -16.87%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.06%  -17.46%
                        CLASS R-2   -36.11%  -17.47%
                        CLASS R-3   -35.85%  -17.14%
                        CLASS R-4   -35.63%  -16.86%
                        CLASS R-5   -35.51%  -16.66%

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.56%  -16.84%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.11%  -17.48%
                        CLASS R-2   -36.14%  -17.51%
                        CLASS R-3   -35.81%  -17.11%
                        CLASS R-4   -35.58%  -16.84%
                        CLASS R-5   -35.46%  -16.64%

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.62%  -16.85%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.10%  -17.47%
                        CLASS R-2   -36.10%  -17.47%
                        CLASS R-3   -35.85%  -17.16%
                        CLASS R-4   -35.64%  -16.85%
                        CLASS R-5   -35.36%  -16.59%

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.53%  -16.81%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.02%  -17.42%
                        CLASS R-2   -36.04%  -17.45%
                        CLASS R-3   -35.83%  -17.12%
                        CLASS R-4   -35.55%  -16.81%
                        CLASS R-5   -35.43%  -16.61%

Please see page 18 for footnotes.

16  American Funds Target Date Retirement Series / Prospectus


AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.19%  -16.69%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -35.65%  -17.28%
                        CLASS R-2   -35.73%  -17.32%
                        CLASS R-3   -35.47%  -16.98%
                        CLASS R-4   -35.22%  -16.70%
                        CLASS R-5   -34.99%  -16.42%

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -34.75%  -16.43%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -35.18%  -17.02%
                        CLASS R-2   -35.24%  -17.05%
                        CLASS R-3   -34.97%  -16.72%
                        CLASS R-4   -34.77%  -16.43%
                        CLASS R-5   -34.48%  -16.14%

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -32.46%  -15.03%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -32.94%  -15.65%
                        CLASS R-2   -32.95%  -15.65%
                        CLASS R-3   -32.68%  -15.31%
                        CLASS R-4   -32.48%  -15.01%
                        CLASS R-5   -32.28%  -14.80%

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -29.08%  -13.10%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -29.63%  -13.74%
                        CLASS R-2   -29.61%  -13.73%
                        CLASS R-3   -29.24%  -13.35%
                        CLASS R-4   -29.07%  -13.07%
                        CLASS R-5   -28.84%  -12.84%

Please see page 18 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  17


AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
Average Annual total returns for periods ended December 31, 2008:

                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
CLASS A                                                                                   -27.45%  -12.38%
                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
CLASS R-1                                                                                 -28.03%  -13.04%
CLASS R-2                                                                                 -28.02%  -13.03%
CLASS R-3                                                                                 -27.73%  -12.66%
CLASS R-4                                                                                 -27.44%  -12.36%
CLASS R-5                                                                                 -27.29%  -12.13%

                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
INDEXES/1/
S&P 500/2/                                                                                -36.99%  -20.09%
MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX/3/                                        -43.06%  -21.91%
BARCLAYS CAPITAL U.S. AGGREGATE INDEX (FORMERLY LEHMAN BROTHERS U.S. AGGREGATE INDEX)/4/    5.24%    6.43%

/1/The funds or securities that compose each index may vary over time.
/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/3/MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/4/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

18  American Funds Target Date Retirement Series / Prospectus


UNDERLYING FUND INVESTMENT OBJECTIVES, RISKS AND INVESTMENT RESULTS

The investment objectives, risks and investment results of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase the underlying funds. For additional information regarding the underlying funds, investors should read the current prospectus(es) of the underlying funds.

As noted in footnote 5 on page 10, to the extent a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. However, each fund in the series will offer Class A, R-1,
R-2, R-3, R-4, R-5 and R-6 shares. These funds will have additional fees to pay for certain expenses unique to the target date funds. Other than these expenses, the expenses of the target date funds and the underlying funds will be comparable. For that reason, we have provided returns for each of these share classes of the underlying funds.

GROWTH FUNDS

AMCAP FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above-average, long-term growth. The fund may also invest in securities of issuers domiciled outside the U.S. to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should a have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/1/67
With a maximum sales charge                                        -41.26%  -4.23%   0.55%    10.50%
Without a sales charge                                              -37.68   -3.09   1.15      10.66

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/26/02  -38.10%  -3.88%   -0.30%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -38.17   -3.88    -1.78
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -37.83   -3.43    -0.90
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02   -37.68   -3.14    -1.19
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -37.45   -2.82    -0.91
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  19


THE GROWTH FUND OF AMERICA

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest in securities of issuers domiciled both inside and outside the U.S.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 12/1/73
With a maximum sales charge                                        -42.57%  -2.00%  2.55%     13.03%
Without a sales charge                                              -39.07   -0.83   3.16      13.22

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/6/02   -39.54%  -1.62%    0.90%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -39.52   -1.60    0.19
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 5/21/02   -39.23   -1.13    0.64
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   -39.07   -0.86    1.02
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -38.88   -0.56    1.05
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

20  American Funds Target Date Retirement Series / Prospectus


THE NEW ECONOMY FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy, although a portion of its assets may be invested outside these areas.
Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund may invest a significant portion of its assets in issuers based outside the U.S.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/83
With a maximum sales charge                                        -45.21%  -2.46%  -0.87%     9.30%
Without a sales charge                                              -41.86   -1.29  -0.29       9.56

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/21/02  -42.29%  -2.07%    1.23%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -42.35   -2.08    -0.28
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/25/02   -42.02   -1.66     1.84
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/25/02   -41.85   -1.32     4.99
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -41.66   -1.01     0.32
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  21


EUROPACIFIC GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the
Pacific Ocean.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks, consistent with the fund's investment objective. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to various risks. Consequently, the fund's portfolio holdings may lose value. Declines in the value of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in companies based in developing countries may entail greater risks. Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/16/84
With a maximum sales charge                                        -43.94%   3.33%  4.36%     11.05%
Without a sales charge                                              -40.53    4.56   4.98      11.32

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/17/02  -41.01%   3.69%    5.19%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -41.04    3.69    4.49
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 5/21/02   -40.71    4.21    4.79
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/7/02    -40.56    4.51    5.63
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -40.38    4.81    5.46
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

22  American Funds Target Date Retirement Series / Prospectus


INTERNATIONAL GROWTH AND INCOME FUND

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries.
The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends. The fund may also hold cash or money market instruments.

Your investment in the fund is subject to various risks. Consequently, the fund's income may decline and/or the value of its portfolio holdings may lose value.

Declines in dividends paid to the fund and in the value of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil and grains, can negatively impact the value of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's income and/or holdings. Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties. These risks may be heightened in connection with investments in developing countries. Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

International Growth and Income Fund commenced investment operations on October
1, 2008. As of the date of this prospectus, there are no investment results disclosed in the prospectus for International Growth and Income Fund.

                  American Funds Target Date Retirement Series / Prospectus  23


NEW PERSPECTIVE FUND

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks of companies located around the world to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/13/73
With a maximum sales charge                                        -41.41%   0.72%  3.55%     11.86%
Without a sales charge                                              -37.83    1.91   4.16      12.04

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/17/02  -38.33%   1.08%    3.49%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -38.38    1.07    2.56
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -38.06    1.55    3.49
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   -37.85    1.88    3.43
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -37.68    2.16    3.68
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

24  American Funds Target Date Retirement Series / Prospectus


NEW WORLD FUND

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/or markets, may be affected to a greater extent. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS LIFETIME/2/
----------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 6/17/99
With a maximum sales charge                                        -49.41%   5.77%    5.48%
Without a sales charge                                              -46.32    7.03     6.14

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -46.74%   6.16%    8.14%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 6/7/02    -46.80    6.16     8.19
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    -46.52    6.61     8.67
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 10/7/02   -46.31    6.99    13.20
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -46.14    7.31     8.78
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  25


SMALLCAP WORLD FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/30/90
With a maximum sales charge                                        -52.31%  -1.17%  2.21%      7.00%
Without a sales charge                                              -49.40    0.01   2.81       7.34

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/19/02  -49.76%  -0.80%    2.55%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -49.86   -0.81    1.80
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/20/02   -49.58   -0.38    3.10
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/24/02   -49.37   -0.01    5.88
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -49.22    0.30    2.41
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

26  American Funds Target Date Retirement Series / Prospectus


GROWTH-AND-INCOME FUNDS

AMERICAN MUTUAL FUND

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected.
In addition, the fund may invest in companies domiciled outside the United
States and Canada and not included in the Standard & Poor's 500 Composite
Index. The fund may also invest in debt securities.

In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the
United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/21/50
With a maximum sales charge                                        -34.07%  -1.65%  1.48%     11.30%
Without a sales charge                                              -30.04   -0.47   2.09      11.41

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -30.62%  -1.34%    0.21%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -30.72   -1.35    -0.31
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    -30.30   -0.87    0.57
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -30.10   -0.57    1.31
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -29.87   -0.26    0.60
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  27


CAPITAL WORLD GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/26/93
With a maximum sales charge                                        -41.92%   2.73%  6.13%     10.06%
Without a sales charge                                              -38.38    3.96   6.76      10.48

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/7/02   -38.85%   3.07%    5.63%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 6/7/02    -38.90    3.08    5.63
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    -38.60    3.55    5.98
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -38.41    3.87    7.38
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -38.21    4.19    6.17
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

28  American Funds Target Date Retirement Series / Prospectus


FUNDAMENTAL INVESTORS

The fund's investment objective is to achieve long-term growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks and may invest significantly in securities of issuers domiciled outside the United States and Canada and not included in the
Standard & Poor's 500 Composite Index.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 8/1/78
With a maximum sales charge                                        -43.16%  -0.42%  2.30%     11.63%
Without a sales charge                                              -39.70    0.76   2.90      11.85

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/19/02  -40.16%  -0.08%    1.78%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -40.19   -0.07     0.99
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -39.89    0.38     1.86
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/25/02   -39.70    0.71     5.54
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -39.53    1.00     1.94
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from August 1, 1978, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  29


THE INVESTMENT COMPANY OF AMERICA

The fund's investment objectives are to achieve long-term growth of capital and income. The fund strives to accomplish these objectives through extensive U.S.
and global research, careful selection and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The fund invests primarily in common stocks. The fund's investments are limited to securities of companies that are included on its eligible list, which consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the board of directors, after reviewing and acting upon the recommendations of the investment adviser.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 1/1/34
With a maximum sales charge                                        -38.49%  -2.38%   1.01%    11.90%
Without a sales charge                                              -34.74   -1.22   1.61      11.99

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/6/02   -35.25%  -2.05%   -0.05%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -35.33   -2.06    -0.57
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -34.94   -1.59     0.23
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   -34.78   -1.30     0.20
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -34.60   -1.01     0.41
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

30  American Funds Target Date Retirement Series / Prospectus


WASHINGTON MUTUAL INVESTORS FUND

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield in relation to Standard &
Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its eligible list, which is compiled to conform to the fund's investment standards based on criteria that were originally adopted by the United States District Court for the District of
Columbia. The investment adviser monitors the eligible list and makes recommendations to the board of directors of changes necessary for continued
compliance with the fund's investment standards.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the
United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/31/52
With a maximum sales charge                                        -36.95%  -2.51%   0.55%    11.50%
Without a sales charge                                              -33.10   -1.35    1.15     11.61

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 5/29/02  -33.64%  -2.18%   -1.04%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -33.67   -2.17    -1.00
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -33.32   -1.70    -0.19
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02   -33.16   -1.42    -0.41
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -32.96   -1.13    -0.14
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  31


EQUITY-INCOME AND BALANCED FUNDS

CAPITAL INCOME BUILDER

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Secondarily, the fund strives to make your investment grow over time. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in equity securities). The fund may also invest significantly in securities of issuers domiciled outside of the United States.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/30/87
With a maximum sales charge                                        -34.08%   1.87%  4.40%      9.14%
Without a sales charge                                             - 30.06    3.08   5.02       9.44

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -30.63%   2.21%    3.66%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02  - 30.69    2.20    3.42
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02   - 30.33    2.66    4.00
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02  - 30.11    2.98    4.29
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02  - 29.90    3.29    4.60
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

32  American Funds Target Date Retirement Series / Prospectus


THE INCOME FUND OF AMERICA

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Composite
Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Moody's Investors Service or Standard & Poor's Corporation or unrated but determined to be of equivalent quality by the fund's investment adviser).
The fund may also invest up to 10% of it assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of, and the income generated by, securities owned by the fund may also be affected by events specifically involving the companies issuing those securities. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 12/1/73
With a maximum sales charge                                        -32.93%  -0.46%  3.16%     10.85%
Without a sales charge                                              -28.85    0.73   3.77      11.04

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/17/02  -29.49%  -0.14%    2.25%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -29.55   -0.16    1.80
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -29.19    0.31    2.46
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -28.94    0.62    3.46
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -28.73    0.92    2.86
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  33


AMERICAN BALANCED FUND

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds. The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests and by changing interest rates and credit risk assessments, as well as economic, political or social events in the United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 7/26/75
With a maximum sales charge                                        -30.01%  -1.29%  3.42%     10.27%
Without a sales charge                                              -25.73   -0.12   4.03      10.46

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 5/29/02  -26.30%  -0.93%    0.92%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -26.33   -0.92    0.90
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -25.94   -0.44    1.63
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/21/02   -25.75   -0.17    2.34
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -25.52    0.14    1.88
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from July 26, 1975, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

34  American Funds Target Date Retirement Series / Prospectus


BOND FUNDS

AMERICAN HIGH-INCOME TRUST

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined the fund's investment adviser to be of equivalent quality), including corporate loan obligations, of issuers domiciled inside and outside of the United States. The fund may also invest in equity securities that provide an opportunity for capital appreciation. Typically, the fund will be invested in intermediate to long-term securities.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. The prices of, and the income generated by, securities held by the fund may decline in response to events specifically involving the companies issuing those securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        -30.22%  -2.00%  2.30%      6.59%
Without a sales charge                                              -27.52   -1.25   2.69      6.79

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 7/11/02  -28.14%  -2.10%    3.38%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 6/18/02   -28.09   -2.06    2.34
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/21/02   -27.78   -1.65    2.98
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/19/02   -27.55   -1.32    4.21
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -27.33   -1.02    2.75
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  35


THE BOND FUND OF AMERICA

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in debt securities with quality ratings of A3/A- or better. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality. Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/28/74
With a maximum sales charge                                        -15.54%  -0.05%  3.29%      8.16%
Without a sales charge                                              -12.24    0.72   3.69      8.27

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -12.92%  -0.09%    2.12%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -12.99   -0.08    2.07
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -12.52    0.35    2.48
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02   -12.25    0.69    2.92
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -12.00    1.00    3.26
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

36  American Funds Target Date Retirement Series / Prospectus


CAPITAL WORLD BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities
(rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/or markets, may be affected to a greater extent. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 8/4/87
With a maximum sales charge                                        -4.31%   3.88%  5.26%      7.08%
Without a sales charge                                              -0.58    4.67   5.66      7.27

                                           1 YEAR 5 YEARS LIFETIME/2/
          -----------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/28/02  -1.39%   3.84%    6.95%
          -----------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 7/9/02    -1.39    3.87    7.00
          -----------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 7/16/02   -0.98    4.29    7.28
          -----------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 8/15/02   -0.64    4.66    8.03
          -----------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -0.32    4.97    8.63
          -----------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  37


INTERMEDIATE BOND FUND OF AMERICA(R)

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. As of the end of the fund's last fiscal period, August 31, 2008, the dollar-weighted average maturity of the fund's portfolio was 3.99 years.
The fund invests primarily in debt securities with quality ratings of A- or better. The fund may invest up to 10% of its assets in securities rated in the
BBB or Baa rating category or in unrated securities determined to be of equivalent quality by the fund's investment adviser.

The fund is designed for investors seeking income, high credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        -3.93%   1.70%  3.59%      5.47%
Without a sales charge                                              -1.43    2.23   3.85      5.60

                                           1 YEAR 5 YEARS LIFETIME/2/
          -----------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/13/02  -2.21%   1.42%    1.92%
          -----------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -2.18    1.46    1.99
          -----------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/26/02   -1.76    1.86    2.28
          -----------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -1.45    2.22    2.68
          -----------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -1.15    2.52    3.17
          -----------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

38  American Funds Target Date Retirement Series / Prospectus


SHORT-TERM BOND FUND OF AMERICA/SM/

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in short-term debt securities with quality ratings of AA- or Aa3 or better by a nationally recognized statistical rating organization and in unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest significantly in securities issued and guaranteed by the U.S.
government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund is designed for investors seeking income, high credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR LIFETIME/2/
-------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 10/2/06
With a maximum sales charge                                        -1.40%    2.02%
Without a sales charge                                               1.16     3.19

                                                1 YEAR LIFETIME/2/
              ----------------------------------------------------
              CLASS R-1 -- FIRST SOLD 12/26/06   0.36%    2.18%
              ----------------------------------------------------
              CLASS R-2 -- FIRST SOLD 12/8/06     0.31     2.20
              ----------------------------------------------------
              CLASS R-3 -- FIRST SOLD 11/22/06    0.78     2.62
              ----------------------------------------------------
              CLASS R-4 -- FIRST SOLD 1/3/07      1.09     2.99
              ----------------------------------------------------
              CLASS R-5 -- FIRST SOLD 1/4/07      1.37     3.20
              ----------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  39


U.S. GOVERNMENT SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government, including securities issued by
U.S. governmental agencies or instrumentalities that are not guaranteed by the
U.S. government. The fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is not required to invest within any particular maturity range.

The fund is designed for investors seeking income, high credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 10/17/85
With a maximum sales charge                                        3.69%   3.73%   4.57%      6.57%
Without a sales charge                                              7.73   4.52     4.97      6.74

                                           1 YEAR 5 YEARS LIFETIME/2/
          -----------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/13/02  6.89%   3.71%     3.82%
          -----------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   6.95   3.77      3.92
          -----------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    7.40   4.17      4.33
          -----------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   7.76   4.54      4.73
          -----------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   8.09   4.85      5.14
          -----------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

40  American Funds Target Date Retirement Series / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the series and other funds including the underlying American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the series. The management fee paid by each fund in the series, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund
Operating Expense table under "Fees and expenses of the funds" in this prospectus. Capital Research and Management Company also receives management fees from managing the underlying funds. A discussion regarding the basis for the approval of the series' investment advisory and service agreement by the series' board of directors is contained in the series' semi-annual report to shareholders for the fiscal period ending April 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management
Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser also places orders with broker-dealers for the securities in the portfolios of the underlying funds. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for a funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the series' statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for each fund in the series is available on the
American Funds website at americanfunds.com. To reach this information, access of the fund's detailed information page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the
Securities and Exchange Commission. In addition, portfolio holdings information for each underlying fund is available at americanfunds.com.

A description of the series' policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                  American Funds Target Date Retirement Series / Prospectus  41


PORTFOLIO MANAGEMENT FOR THE SERIES

Capital Research and Management Company is the investment adviser to the series. For each fund in the series, the Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

The members of the Portfolio Oversight Committee are:

                                                         PRIMARY TITLE WITH
                                   INVESTMENT            INVESTMENT ADVISER
INVESTMENT PROFESSIONAL/         PROFESSIONAL'S          (OR AFFILIATE)
SERIES TITLE                       EXPERIENCE            AND INVESTMENT
(IF APPLICABLE)                  IN THIS SERIES          EXPERIENCE
------------------------------------------------------------------------------------------------

JAMES B. LOVELACE                    2 years             Senior Vice President - Capital
Vice Chairman of the      (since the series' inception)  Research Global Investors
 Board
                                                         Investment professional for 27
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
------------------------------------------------------------------------------------------------

ALAN N. BERRO                        2 years             Senior Vice President - Capital World
Senior Vice President     (since the series' inception)  Investors

                                                         Investment professional for 23 years
                                                         in total; 18 years with Capital
                                                         Research and Management
                                                         Company or affiliate
------------------------------------------------------------------------------------------------

JOYCE E. GORDON                      2 years             Senior Vice President - Capital
Senior Vice President     (since the series' inception)  Research Global Investors

                                                         Investment professional for 29
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
------------------------------------------------------------------------------------------------

NICHOLAS J. GRACE                    2 years             Senior Vice President - Capital World
Senior Vice President     (since the series' inception)  Investors

                                                         Investment professional for 19 years
                                                         in total; 15 years with Capital
                                                         Research and Management
                                                         Company or affiliate
------------------------------------------------------------------------------------------------

JOHN H. SMET                         2 years             Senior Vice President - Fixed Income,
Senior Vice President     (since the series' inception)  Capital Research and Management
                                                         Company

                                                         Investment professional for 27 years
                                                         in total; 26 years with Capital
                                                         Research and Management
                                                         Company or affiliate
------------------------------------------------------------------------------------------------

                          INVESTMENT
                          PROFESSIONAL'S
INVESTMENT PROFESSIONAL/  ROLE IN
SERIES TITLE              MANAGEMENT
(IF APPLICABLE)           OF THE SERIES
--------------------------------------------------------------

JAMES B. LOVELACE         Serves as a member of the Portfolio
Vice Chairman of the      Oversight Committee
 Board

--------------------------------------------------------------

ALAN N. BERRO             Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

JOYCE E. GORDON           Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

NICHOLAS J. GRACE         Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

JOHN H. SMET              Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

Information regarding the investment professionals' compensation, their ownership of shares in the series and other accounts they manage can be found in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of an underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL PROFESSIONAL, INVESTMENT DEALER OR PLAN RECORDKEEPER
FOR MORE INFORMATION.

42  American Funds Target Date Retirement Series / Prospectus


Purchase, exchange and sale of shares

THE SERIES' TRANSFER AGENT, ON BEHALF OF THE SERIES AND AMERICAN FUNDS
DISTRIBUTORS(R), THE SERIES' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE SERIES AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR
REQUIRED BY LAW.

When purchasing shares for an Individual Retirement Account ("IRA"), you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days.
Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASES AND EXCHANGES

Tax-deferred retirement plans and investors wishing to establish an individual retirement account (IRA) generally may open an account and purchase Class A or
R shares as appropriate by contacting any financial adviser or investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), SEPs, SARSEPs and SIMPLE IRAs.

Retirement plan accounts not eligible to purchase Class R shares may purchase
Class A shares. Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Shares of each fund in the series offered through this prospectus generally may be exchanged into shares of the same class of other funds in the series or other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to one or more funds and less efficient management of one or more funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American Funds
Distributors has determined could involve actual or potential harm to one or more funds, may be rejected.

THE SERIES' BOARD DETERMINED NOT TO ADOPT THE PURCHASE BLOCKING POLICY
CURRENTLY EMPLOYED BY THE OTHER AMERICAN FUNDS. THE BOARD MADE THIS DECISION
BECAUSE THE NATURE OF THE FUNDS DOES NOT LEND ITSELF TO ABUSIVE MARKET TIMING
ACTIVITIES. HOWEVER, AMERICAN FUNDS SERVICE COMPANY WILL MONITOR FOR FREQUENT
TRADING IN THE FUNDS' SHARES, AND ALL TRANSACTIONS IN FUND SHARES ARE SUBJECT
TO THE SERIES' AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY
ABUSIVE TRADING. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                  American Funds Target Date Retirement Series / Prospectus  43


PURCHASE MINIMUMS AND MAXIMUMS FOR IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT
ACCOUNTS

-------------------------------------------------------------------------------------------------------
PURCHASE MINIMUMS FOR CLASS A SHARES/1/
To establish an account                                                                         $250/2/
-------------------------------------------------------------------------------------------------------
   For a payroll deduction retirement plan account or payroll deduction savings plan account      25
-------------------------------------------------------------------------------------------------------
To add to an account                                                                              50
-------------------------------------------------------------------------------------------------------
   For a payroll deduction retirement plan or IRA account                                         25
-------------------------------------------------------------------------------------------------------

/1/Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

SALES

Please contact your dealer, financial adviser, American Funds Service Company or, in the case of an employer-sponsored retirement plan, your plan administrator or recordkeeper, in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of
Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs" in this prospectus.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, IRA and other individual-type retirement account shareholders are automatically eligible to redeem or exchange shares by telephone, fax or the
Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the series, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any loses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the series may be liable for losses due to unauthorized or fraudulent instructions.

VALUING SHARES

The net asset value of each share class of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value per share of each class of a fund equals the total value of the class's assets, less the class's liabilities, divided by the number of the class's outstanding shares. Shares are valued each day the New York Stock Exchange is open for trading.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

44  American Funds Target Date Retirement Series / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                DEALER
                                                    NET       COMMISSION
                                         OFFERING  AMOUNT   AS A PERCENTAGE
   INVESTMENT                             PRICE   INVESTED OF OFFERING PRICE
   -------------------------------------------------------------------------
   Less than $25,000                      5.75%    6.10%         5.00%
   -------------------------------------------------------------------------
   $25,000 but less than $50,000           5.00     5.26          4.25
   -------------------------------------------------------------------------
   $50,000 but less than $100,000          4.50     4.71          3.75
   -------------------------------------------------------------------------
   $100,000 but less than $250,000         3.50     3.63          2.75
   -------------------------------------------------------------------------
   $250,000 but less than $500,000         2.50     2.56          2.00
   -------------------------------------------------------------------------
   $500,000 but less than $750,000         2.00     2.04          1.60
   -------------------------------------------------------------------------
   $750,000 but less than $1 million       1.50     1.52          1.20
   -------------------------------------------------------------------------
   $1 million or more and certain other    none     none       see below
   investments described below
   -------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by IRA and individual-type retirement account shareholders on investments in Class A shares may be higher or lower than the
1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT ACCOUNT
INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1%
CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF
PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

..investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares of the American Funds before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds; and

..certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group
Companies. Please see the statement of additional information for more information.

                  American Funds Target Date Retirement Series / Prospectus  45


EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of the
American Funds without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the funds in the series without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A shares on or after January 1, 2009 unless such plan was invested in Class A shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or
American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A contingent deferred sales charge waived in the case of IRA and other individual-type retirement account investments, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES, AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments (excluding direct purchases of American Funds money market funds) to reduce their Class A sales charge.

IRA and other individual-type retirement account shareholders, as well as their
"immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), may combine all of their eligible American Funds investments (excluding direct purchases of American
Funds money market funds) to reduce their Class A sales charge.

The following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by IRA and other individual-type retirement account shareholders and their immediate family
 (see above) may be aggregated if made for their own account(s) and/or certain other accounts, such as:

  .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

  .solely controlled business accounts; and

  .single-participant retirement plans.

46  American Funds Target Date Retirement Series / Prospectus


 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge. IRA and other individual-type retirement account shareholders may also combine purchases for gifts upon request.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 Upon their request, IRA and other individual-type retirement account shareholders who make a gift of shares may purchase the shares at the sales charge discount allowed under rights of accumulation of all eligible accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds (excluding American Funds money market funds)
 you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A shares in the case of IRA and other individual-type retirement account investments may be waived in the following cases:

..permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

..tax-free returns of excess contributions to IRAs;

..redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

..redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

..the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 --redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 --if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                  American Funds Target Date Retirement Series / Prospectus  47


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

..rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

..rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
 -- the assets being rolled over were invested in American Funds at the time of distribution; and
 -- the rolled over assets are contributed to an American Funds IRA with
 Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The series has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the series' board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares.
For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund in the series, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating
Expenses table under "Fees and expenses of the fund" for each fund. Since these fees are paid out of funds' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds (including the series).
The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American
Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American
Funds Distributors to dealers were less than .02% of the assets of the American
Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors
makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds, so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds
Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

48  American Funds Target Date Retirement Series / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Generally, all dividends and capital gain distributions paid to shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS
Dividends and capital gains distributed by each fund to tax-deferred retirement plan accounts and IRAs are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within tax-deferred retirement plan accounts and IRAs will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                  American Funds Target Date Retirement Series / Prospectus  49


Financial highlights/1/

The Financial Highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share of a particular class. Similar information will be shown for Class R-6 shares beginning with the series' fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the series' annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the series' financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM
                               INVESTMENT OPERATIONS/2/           DIVIDENDS AND DISTRIBUTIONS
                           --------------------------------  -------------------------------------
                                          NET
                                       (LOSSES)
                                       GAINS ON
                                      SECURITIES                                                     NET                  NET
                 NET ASSET               (BOTH               DIVIDENDS  DISTRIBUTIONS     TOTAL     ASSET               ASSETS,
                  VALUE,      NET      REALIZED   TOTAL FROM (FROM NET      (FROM       DIVIDENDS   VALUE,               END OF
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT    CAPITAL         AND      END OF   TOTAL     PERIOD (IN
PERIOD ENDED     OF PERIOD   INCOME   UNREALIZED) OPERATIONS  INCOME)      GAINS)     DISTRIBUTIONS PERIOD RETURN/3,4/ THOUSANDS)

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.20      $(4.33)     $(4.13)    $(.14)       $(.01)        $(.15)    $ 7.14   (36.61)%   $38,350
 10/31/2007/7/     10.00       .10        1.32        1.42        --           --            --      11.42    14.20      22,188
CLASS R-1:
 10/31/2008        11.36       .09       (4.26)      (4.17)     (.10)        (.01)         (.11)      7.08   (37.07)        928
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60         174
CLASS R-2:
 10/31/2008        11.36       .11       (4.29)      (4.18)     (.11)        (.01)         (.12)      7.06   (37.15)     24,657
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60      11,695
CLASS R-3:
 10/31/2008        11.40       .14       (4.30)      (4.16)     (.13)        (.01)         (.14)      7.10   (36.90)     24,154
 10/31/2007/7/     10.00       .06        1.34        1.40        --           --            --      11.40    14.00       7,383
CLASS R-4:
 10/31/2008        11.43       .18       (4.31)      (4.13)     (.15)        (.01)         (.16)      7.14   (36.64)      7,121
 10/31/2007/7/     10.00       .08        1.35        1.43        --           --            --      11.43    14.30       2,597
CLASS R-5:
 10/31/2008        11.45       .22       (4.33)      (4.11)     (.16)        (.01)         (.17)      7.17   (36.43)      2,712
 10/31/2007/7/     10.00       .10        1.35        1.45        --           --            --      11.45    14.50       1,214
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.19      $(4.32)     $(4.13)    $(.14)       $  --/9/      $(.14)    $ 7.15   (36.60)%   $28,693
 10/31/2007/7/     10.00       .10        1.32        1.42        --           --            --      11.42    14.20      12,036
CLASS R-1:
 10/31/2008        11.36       .11       (4.29)      (4.18)     (.10)          --/9/       (.10)      7.08   (37.10)        562
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60         276
CLASS R-2:
 10/31/2008        11.36       .10       (4.28)      (4.18)     (.11)          --/9/       (.11)      7.07   (37.14)     20,523
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60       5,083
CLASS R-3:
 10/31/2008        11.40       .15       (4.31)      (4.16)     (.13)          --/9/       (.13)      7.11   (36.87)     20,938
 10/31/2007/7/     10.00       .03        1.37        1.40        --           --            --      11.40    14.00       6,894
CLASS R-4:
 10/31/2008        11.43       .16       (4.31)      (4.15)     (.14)          --/9/       (.14)      7.14   (36.72)      6,394
 10/31/2007/7/     10.00       .10        1.33        1.43        --           --            --      11.43    14.30       1,003
CLASS R-5:
 10/31/2008        11.45       .20       (4.33)      (4.13)     (.15)          --/9/       (.15)      7.17   (36.51)      4,668
 10/31/2007/7/     10.00       .10        1.35        1.45        --           --            --      11.45    14.50       1,444
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.19      $(4.32)     $(4.13)    $(.14)       $(.01)        $(.15)    $ 7.14   (36.65)%   $64,679
 10/31/2007/7/     10.00       .09        1.33        1.42        --           --            --      11.42    14.20      29,211
CLASS R-1:
 10/31/2008        11.36       .11       (4.28)      (4.17)     (.11)        (.01)         (.12)      7.07   (37.12)      1,565
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60         583
CLASS R-2:
 10/31/2008        11.36       .10       (4.28)      (4.18)     (.11)        (.01)         (.12)      7.06   (37.17)     44,147
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60      12,716
CLASS R-3:
 10/31/2008        11.40       .14       (4.29)      (4.15)     (.13)        (.01)         (.14)      7.11   (36.85)     52,383
 10/31/2007/7/     10.00       .04        1.36        1.40        --           --            --      11.40    14.00      16,501
CLASS R-4:
 10/31/2008        11.43       .18       (4.32)      (4.14)     (.14)        (.01)         (.15)      7.14   (36.69)     15,292
 10/31/2007/7/     10.00       .10        1.33        1.43        --           --            --      11.43    14.30       4,537
CLASS R-5:
 10/31/2008        11.45       .20       (4.32)      (4.12)     (.15)        (.01)         (.16)      7.17   (36.47)     10,341
 10/31/2007/7/     10.00       .11        1.34        1.45        --           --            --      11.45    14.50       3,119

                  RATIO OF   RATIO OF
                  EXPENSES   EXPENSES              RATIO OF
                 TO AVERAGE TO AVERAGE               NET
                 NET ASSETS NET ASSETS              INCOME
                   BEFORE      AFTER        NET       TO
                 REIMBURSE- REIMBURSE-   EFFECTIVE AVERAGE
                   MENTS/     MENTS/      EXPENSE    NET
PERIOD ENDED     WAIVERS/5/ WAIVERS/4,5/ RATIO/6/  ASSETS/4/

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .44%       .25%        .67%     2.07%
 10/31/2007/7/       .79/8/     .35/8/      .77/8/   1.18/8/
CLASS R-1:
 10/31/2008         1.53       1.04        1.46       .95
 10/31/2007/7/      1.95/8/    1.07/8/     1.49/8/    .42/8/
CLASS R-2:
 10/31/2008         1.52       1.08        1.50      1.18
 10/31/2007/7/      1.56/8/    1.08/8/     1.50/8/    .39/8/
CLASS R-3:
 10/31/2008          .94        .65        1.07      1.51
 10/31/2007/7/      1.17/8/     .65/8/     1.07/8/    .79/8/
CLASS R-4:
 10/31/2008          .56        .30         .72      1.87
 10/31/2007/7/       .88/8/     .32/8/      .74/8/    .94/8/
CLASS R-5:
 10/31/2008          .26        .02         .44      2.27
 10/31/2007/7/       .41/8/     .02/8/      .44/8/   1.28/8/
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .46%       .26%        .68%     1.94%
 10/31/2007/7/      1.07/8/     .35/8/      .77/8/   1.18/8/
CLASS R-1:
 10/31/2008         1.54       1.03        1.45      1.13
 10/31/2007/7/      2.04/8/    1.07/8/     1.49/8/    .32/8/
CLASS R-2:
 10/31/2008         1.74       1.08        1.50      1.03
 10/31/2007/7/      2.15/8/    1.08/8/     1.50/8/    .37/8/
CLASS R-3:
 10/31/2008          .99        .65        1.07      1.57
 10/31/2007/7/      1.37/8/     .65/8/     1.07/8/    .36/8/
CLASS R-4:
 10/31/2008          .59        .32         .74      1.71
 10/31/2007/7/      1.32/8/     .32/8/      .74/8/   1.18/8/
CLASS R-5:
 10/31/2008          .24        .02         .44      2.12
 10/31/2007/7/       .49/8/     .02/8/      .44/8/   1.18/8/
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .42%       .26%        .68%     1.99%
 10/31/2007/7/       .72/8/     .35/8/      .77/8/   1.16/8/
CLASS R-1:
 10/31/2008         1.39       1.03        1.45      1.12
 10/31/2007/7/      1.59/8/    1.07/8/     1.49/8/    .33/8/
CLASS R-2:
 10/31/2008         1.41       1.08        1.50      1.06
 10/31/2007/7/      1.59/8/    1.08/8/     1.50/8/    .36/8/
CLASS R-3:
 10/31/2008          .85        .65        1.07      1.48
 10/31/2007/7/      1.03/8/     .65/8/     1.07/8/    .54/8/
CLASS R-4:
 10/31/2008          .51        .30         .72      1.91
 10/31/2007/7/       .72/8/     .32/8/      .74/8/   1.19/8/
CLASS R-5:
 10/31/2008          .19        .02         .44      2.13
 10/31/2007/7/       .34/8/     .02/8/      .44/8/   1.31/8/

Please see page 53 for footnotes.

50  American Funds Target Date Retirement Series / Prospectus


                                  (LOSS) INCOME FROM
                               INVESTMENT OPERATIONS/2/           DIVIDENDS AND DISTRIBUTIONS
                           --------------------------------  -------------------------------------
                                          NET
                                       (LOSSES)
                                       GAINS ON
                                      SECURITIES                                                     NET                  NET
                 NET ASSET               (BOTH               DIVIDENDS  DISTRIBUTIONS     TOTAL     ASSET               ASSETS,
                  VALUE,      NET      REALIZED   TOTAL FROM (FROM NET      (FROM       DIVIDENDS   VALUE,               END OF
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT    CAPITAL         AND      END OF   TOTAL     PERIOD (IN
 PERIOD ENDED    OF PERIOD   INCOME   UNREALIZED) OPERATIONS  INCOME)      GAINS)     DISTRIBUTIONS PERIOD RETURN/3,4/ THOUSANDS)

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.19      $(4.32)     $(4.13)    $(.14)        $--/9/       $(.14)    $ 7.15   (36.58)%   $ 94,123
 10/31/2007/7/     10.00       .09        1.33        1.42        --          --             --      11.42    14.20       44,324
CLASS R-1:
 10/31/2008        11.36       .12       (4.29)      (4.17)     (.12)         --/9/        (.12)      7.07   (37.07)       1,385
 10/31/2007/7/     10.00       .03        1.33        1.36        --          --             --      11.36    13.60          408
CLASS R-2:
 10/31/2008        11.36       .10       (4.28)      (4.18)     (.11)         --/9/        (.11)      7.07   (37.10)      58,095
 10/31/2007/7/     10.00       .03        1.33        1.36        --          --             --      11.36    13.60       19,489
CLASS R-3:
 10/31/2008        11.40       .15       (4.31)      (4.16)     (.13)         --/9/        (.13)      7.11   (36.86)      58,657
 10/31/2007/7/     10.00       .05        1.35        1.40        --          --             --      11.40    14.00       25,417
CLASS R-4:
 10/31/2008        11.43       .17       (4.32)      (4.15)     (.14)         --/9/        (.14)      7.14   (36.70)      20,881
 10/31/2007/7/     10.00       .09        1.34        1.43        --          --             --      11.43    14.30        6,325
CLASS R-5:
 10/31/2008        11.45       .20       (4.33)      (4.13)     (.15)         --/9/        (.15)      7.17   (36.49)      12,289
 10/31/2007/7/     10.00       .11        1.34        1.45        --          --             --      11.45    14.50        4,203
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.39      $.20      $(4.29)     $(4.09)    $(.14)        $--/9/       $(.14)    $ 7.16   (36.30)%   $130,458
 10/31/2007/7/     10.00       .10        1.29        1.39        --          --             --      11.39    13.90       61,637
CLASS R-1:
 10/31/2008        11.33       .13       (4.26)      (4.13)     (.10)         --/9/        (.10)      7.10   (36.74)       3,384
 10/31/2007/7/     10.00       .03        1.30        1.33        --          --             --      11.33    13.30        1,973
CLASS R-2:
 10/31/2008        11.33       .11       (4.24)      (4.13)     (.12)         --/9/        (.12)      7.08   (36.84)      81,500
 10/31/2007/7/     10.00       .04        1.29        1.33        --          --             --      11.33    13.30       25,085
CLASS R-3:
 10/31/2008        11.37       .16       (4.27)      (4.11)     (.14)         --/9/        (.14)      7.12   (36.58)      96,539
 10/31/2007/7/     10.00       .06        1.31        1.37        --          --             --      11.37    13.70       34,337
CLASS R-4:
 10/31/2008        11.40       .19       (4.28)      (4.09)     (.15)         --/9/        (.15)      7.16   (36.34)      37,796
 10/31/2007/7/     10.00       .10        1.30        1.40        --          --             --      11.40    14.00       12,677
CLASS R-5:
 10/31/2008        11.42       .21       (4.28)      (4.07)     (.16)         --/9/        (.16)      7.19   (36.13)      17,570
 10/31/2007/7/     10.00       .11        1.31        1.42        --          --             --      11.42    14.20        5,261
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.37      $.21      $(4.24)     $(4.03)    $(.14)        $--/9/       $(.14)    $ 7.20   (35.82)%   $163,525
 10/31/2007/7/     10.00       .10        1.27        1.37        --          --             --      11.37    13.70       86,450
CLASS R-1:
 10/31/2008        11.31       .13       (4.20)      (4.07)     (.11)         --/9/        (.11)      7.13   (36.32)       2,127
 10/31/2007/7/     10.00       .04        1.27        1.31        --          --             --      11.31    13.10        1,118
CLASS R-2:
 10/31/2008        11.31       .12       (4.19)      (4.07)     (.12)         --/9/        (.12)      7.12   (36.34)      91,210
 10/31/2007/7/     10.00       .04        1.27        1.31        --          --             --      11.31    13.10       29,364
CLASS R-3:
 10/31/2008        11.35       .17       (4.22)      (4.05)     (.14)         --/9/        (.14)      7.16   (36.10)     105,548
 10/31/2007/7/     10.00       .06        1.29        1.35        --          --             --      11.35    13.50       45,907
CLASS R-4:
 10/31/2008        11.38       .19       (4.22)      (4.03)     (.15)         --/9/        (.15)      7.20   (35.87)      47,207
 10/31/2007/7/     10.00       .10        1.28        1.38        --          --             --      11.38    13.80       15,153
CLASS R-5:
 10/31/2008        11.40       .22       (4.23)      (4.01)     (.16)         --/9/        (.16)      7.23   (35.64)      17,830
 10/31/2007/7/     10.00       .12        1.28        1.40        --          --             --      11.40    14.00        5,350

                  RATIO OF   RATIO OF
                  EXPENSES   EXPENSES              RATIO OF
                 TO AVERAGE TO AVERAGE               NET
                 NET ASSETS NET ASSETS              INCOME
                   BEFORE      AFTER        NET       TO
                 REIMBURSE- REIMBURSE-   EFFECTIVE AVERAGE
                   MENTS/     MENTS/      EXPENSE    NET
 PERIOD ENDED    WAIVERS/5/ WAIVERS/4,5/ RATIO/6/  ASSETS/4/

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .40%       .24%        .66%     2.01%
 10/31/2007/7/       .65/8/     .35/8/      .77/8/   1.15/8/
CLASS R-1:
 10/31/2008         1.39       1.03        1.45      1.23
 10/31/2007/7/      1.62/8/    1.07/8/     1.49/8/    .41/8/
CLASS R-2:
 10/31/2008         1.30       1.08        1.50      1.08
 10/31/2007/7/      1.43/8/    1.08/8/     1.50/8/    .40/8/
CLASS R-3:
 10/31/2008          .83        .65        1.07      1.57
 10/31/2007/7/       .93/8/     .65/8/     1.07/8/    .64/8/
CLASS R-4:
 10/31/2008          .50        .31         .73      1.85
 10/31/2007/7/       .65/8/     .32/8/      .74/8/   1.17/8/
CLASS R-5:
 10/31/2008          .18        .02         .44      2.16
 10/31/2007/7/       .27/8/     .02/8/      .44/8/   1.30/8/
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .41%       .26%        .67%     2.10%
 10/31/2007/7/       .61/8/     .35/8/      .77/8/   1.22/8/
CLASS R-1:
 10/31/2008         1.27       1.02        1.43      1.36
 10/31/2007/7/      1.38/8/    1.07/8/     1.49/8/    .39/8/
CLASS R-2:
 10/31/2008         1.24       1.08        1.49      1.15
 10/31/2007/7/      1.35/8/    1.08/8/     1.50/8/    .48/8/
CLASS R-3:
 10/31/2008          .80        .65        1.06      1.63
 10/31/2007/7/       .90/8/     .65/8/     1.07/8/    .73/8/
CLASS R-4:
 10/31/2008          .48        .31         .72      2.00
 10/31/2007/7/       .61/8/     .32/8/      .74/8/   1.24/8/
CLASS R-5:
 10/31/2008          .18        .02         .43      2.20
 10/31/2007/7/       .25/8/     .02/8/      .44/8/   1.42/8/
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .40%       .25%        .66%     2.19%
 10/31/2007/7/       .60/8/     .35/8/      .77/8/   1.26/8/
CLASS R-1:
 10/31/2008         1.29       1.02        1.43      1.38
 10/31/2007/7/      1.40/8/    1.07/8/     1.49/8/    .49/8/
CLASS R-2:
 10/31/2008         1.21       1.06        1.47      1.24
 10/31/2007/7/      1.33/8/    1.08/8/     1.50/8/    .48/8/
CLASS R-3:
 10/31/2008          .79        .64        1.05      1.75
 10/31/2007/7/       .88/8/     .65/8/     1.07/8/    .74/8/
CLASS R-4:
 10/31/2008          .48        .32         .73      1.95
 10/31/2007/7/       .57/8/     .32/8/      .74/8/   1.30/8/
CLASS R-5:
 10/31/2008          .17        .02         .43      2.29
 10/31/2007/7/       .24/8/     .02/8/      .44/8/   1.46/8/

Please see page 53 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  51


                                  (LOSS) INCOME FROM
                               INVESTMENT OPERATIONS/2/           DIVIDENDS AND DISTRIBUTIONS
                           --------------------------------  -------------------------------------
                                          NET
                                       (LOSSES)
                                       GAINS ON
                                      SECURITIES                                                     NET                  NET
                 NET ASSET               (BOTH               DIVIDENDS  DISTRIBUTIONS     TOTAL     ASSET               ASSETS,
                  VALUE,      NET      REALIZED   TOTAL FROM (FROM NET      (FROM       DIVIDENDS   VALUE,               END OF
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT    CAPITAL         AND      END OF   TOTAL     PERIOD (IN
 PERIOD ENDED    OF PERIOD   INCOME   UNREALIZED) OPERATIONS  INCOME)      GAINS)     DISTRIBUTIONS PERIOD RETURN/3,4/ THOUSANDS)

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.30      $.23      $(4.01)     $(3.78)    $(.14)       $  --/9/      $(.14)    $ 7.38   (33.81)%   $217,608
 10/31/2007/7/     10.00       .12        1.18        1.30        --           --            --      11.30    13.00      120,456
CLASS R-1:
 10/31/2008        11.24       .14       (3.96)      (3.82)     (.11)          --/9/       (.11)      7.31   (34.30)       3,160
 10/31/2007/7/     10.00       .06        1.18        1.24        --           --            --      11.24    12.40        1,475
CLASS R-2:
 10/31/2008        11.24       .14       (3.96)      (3.82)     (.12)          --/9/       (.12)      7.30   (34.33)     106,855
 10/31/2007/7/     10.00       .06        1.18        1.24        --           --            --      11.24    12.40       40,343
CLASS R-3:
 10/31/2008        11.28       .18       (3.98)      (3.80)     (.14)          --/9/       (.14)      7.34   (34.07)     142,374
 10/31/2007/7/     10.00       .08        1.20        1.28        --           --            --      11.28    12.80       60,541
CLASS R-4:
 10/31/2008        11.30       .21       (3.98)      (3.77)     (.15)          --/9/       (.15)      7.38   (33.77)      55,426
 10/31/2007/7/     10.00       .12        1.18        1.30        --           --            --      11.30    13.00       23,465
CLASS R-5:
 10/31/2008        11.33       .23       (3.99)      (3.76)     (.16)          --/9/       (.16)      7.41   (33.61)      23,433
 10/31/2007/7/     10.00       .14        1.19        1.33        --           --            --      11.33    13.30        5,773
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.16      $.26      $(3.64)     $(3.38)    $(.16)       $  --/9/      $(.16)    $ 7.62   (30.69)%   $229,310
 10/31/2007/7/     10.00       .15        1.01        1.16        --           --            --      11.16    11.60      120,871
CLASS R-1:
 10/31/2008        11.11       .19       (3.62)      (3.43)     (.12)          --/9/       (.12)      7.56   (31.17)       2,507
 10/31/2007/7/     10.00       .09        1.02        1.11        --           --            --      11.11    11.10        1,085
CLASS R-2:
 10/31/2008        11.10       .19       (3.60)      (3.41)     (.14)          --/9/       (.14)      7.55   (31.08)      82,597
 10/31/2007/7/     10.00       .09        1.01        1.10        --           --            --      11.10    11.00       30,602
CLASS R-3:
 10/31/2008        11.14       .23       (3.62)      (3.39)     (.16)          --/9/       (.16)      7.59   (30.87)     117,078
 10/31/2007/7/     10.00       .12        1.02        1.14        --           --            --      11.14    11.40       52,436
CLASS R-4:
 10/31/2008        11.17       .26       (3.64)      (3.38)     (.16)          --/9/       (.16)      7.63   (30.63)      45,228
 10/31/2007/7/     10.00       .16        1.01        1.17        --           --            --      11.17    11.70       20,916
CLASS R-5:
 10/31/2008        11.19       .28       (3.63)      (3.35)     (.18)          --/9/       (.18)      7.66   (30.41)      19,267
 10/31/2007/7/     10.00       .17        1.02        1.19        --           --            --      11.19    11.90        5,250
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.08      $.29      $(3.50)     $(3.21)    $(.17)       $(.01)        $(.18)    $ 7.69   (29.38)%   $193,480
 10/31/2007/7/     10.00       .18         .90        1.08        --           --            --      11.08    10.80      115,796
CLASS R-1:
 10/31/2008        11.03       .24       (3.49)      (3.25)     (.13)        (.01)         (.14)      7.64   (29.83)       1,118
 10/31/2007/7/     10.00       .13         .90        1.03        --           --            --      11.03    10.30          986
CLASS R-2:
 10/31/2008        11.03       .21       (3.47)      (3.26)     (.14)        (.01)         (.15)      7.62   (29.89)      57,628
 10/31/2007/7/     10.00       .12         .91        1.03        --           --            --      11.03    10.30       22,695
CLASS R-3:
 10/31/2008        11.06       .26       (3.48)      (3.22)     (.17)        (.01)         (.18)      7.66   (29.55)      86,635
 10/31/2007/7/     10.00       .15         .91        1.06        --           --            --      11.06    10.60       44,224
CLASS R-4:
 10/31/2008        11.09       .29       (3.49)      (3.20)     (.18)        (.01)         (.19)      7.70   (29.32)      39,649
 10/31/2007/7/     10.00       .19         .90        1.09        --           --            --      11.09    10.90       19,354
CLASS R-5:
 10/31/2008        11.11       .31       (3.49)      (3.18)     (.19)        (.01)         (.20)      7.73   (29.10)      21,528
 10/31/2007/7/     10.00       .20         .91        1.11        --           --            --      11.11    11.10        9,131

                  RATIO OF   RATIO OF
                  EXPENSES   EXPENSES              RATIO OF
                 TO AVERAGE TO AVERAGE               NET
                 NET ASSETS NET ASSETS              INCOME
                   BEFORE      AFTER        NET       TO
                 REIMBURSE- REIMBURSE-   EFFECTIVE AVERAGE
                   MENTS/     MENTS/      EXPENSE    NET
 PERIOD ENDED    WAIVERS/5/ WAIVERS/4,5/ RATIO/6/  ASSETS/4/

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .42%       .28%        .68%     2.33%
 10/31/2007/7/       .60/8/     .37/8/      .78/8/   1.47/8/
CLASS R-1:
 10/31/2008         1.28       1.02        1.42      1.51
 10/31/2007/7/      1.40/8/    1.07/8/     1.48/8/    .69/8/
CLASS R-2:
 10/31/2008         1.16       1.02        1.42      1.48
 10/31/2007/7/      1.29/8/    1.08/8/     1.49/8/    .70/8/
CLASS R-3:
 10/31/2008          .77        .63        1.03      1.91
 10/31/2007/7/       .86/8/     .65/8/     1.06/8/    .99/8/
CLASS R-4:
 10/31/2008          .47        .31         .71      2.22
 10/31/2007/7/       .55/8/     .32/8/      .73/8/   1.56/8/
CLASS R-5:
 10/31/2008          .16        .02         .42      2.40
 10/31/2007/7/       .23/8/     .02/8/      .43/8/   1.79/8/
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .49%       .34%        .74%     2.71%
 10/31/2007/7/       .61/8/     .37/8/      .78/8/   1.90/8/
CLASS R-1:
 10/31/2008         1.28       1.02        1.42      2.01
 10/31/2007/7/      1.39/8/    1.07/8/     1.48/8/   1.16/8/
CLASS R-2:
 10/31/2008         1.16       1.02        1.42      1.97
 10/31/2007/7/      1.30/8/    1.08/8/     1.49/8/   1.15/8/
CLASS R-3:
 10/31/2008          .77        .63        1.03      2.37
 10/31/2007/7/       .86/8/     .65/8/     1.06/8/   1.48/8/
CLASS R-4:
 10/31/2008          .47        .31         .71      2.68
 10/31/2007/7/       .54/8/     .32/8/      .73/8/   1.96/8/
CLASS R-5:
 10/31/2008          .17        .02         .42      2.91
 10/31/2007/7/       .23/8/     .02/8/      .43/8/   2.16/8/
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .48%       .33%        .72%     3.04%
 10/31/2007/7/       .60/8/     .37/8/      .77/8/   2.31/8/
CLASS R-1:
 10/31/2008         1.27       1.02        1.41      2.42
 10/31/2007/7/      1.35/8/    1.07/8/     1.47/8/   1.64/8/
CLASS R-2:
 10/31/2008         1.18       1.03        1.42      2.20
 10/31/2007/7/      1.34/8/    1.08/8/     1.48/8/   1.58/8/
CLASS R-3:
 10/31/2008          .78        .63        1.02      2.68
 10/31/2007/7/       .87/8/     .65/8/     1.05/8/   1.88/8/
CLASS R-4:
 10/31/2008          .48        .31         .70      2.97
 10/31/2007/7/       .57/8/     .32/8/      .72/8/   2.35/8/
CLASS R-5:
 10/31/2008          .17        .02         .41      3.26
 10/31/2007/7/       .29/8/     .02/8/      .42/8/   2.57/8/

Please see page 53 for footnotes.

52  American Funds Target Date Retirement Series / Prospectus


                                                         PERIOD ENDED OCTOBER 31,
                                                         ------------------------
      PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES   2008       2007/7/
      ---------------------------------------------------------------------------

                         2050 Fund                         5%           1%
                         2045 Fund                         2           --/10/
                         2040 Fund                         2            1
                         2035 Fund                        --/10/       --/10/
                         2030 Fund                         2           --/10/
                         2025 Fund                         1            1
                         2020 Fund                         1           --/10/
                         2015 Fund                         3           --/10/
                         2010 Fund                        12            8

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/Based on average shares outstanding.
/3/Total returns exclude any applicable sales charges.
/4/This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, Capital Research and Management Company paid a portion of the fund's administrative services fees for certain retirement plan share classes.
/5/This column does not include expenses of the underlying funds in which each fund invests.

/6/This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 8 to 10 for further information regarding fees and expenses.
/7/For the period February 1, 2007, commencement of operations, through October
   31, 2007.
/8/Annualized.
/9/Amount less than $.01.
/10/Amount is either less than 1% or there is no turnover.

                  American Funds Target Date Retirement Series / Prospectus  53


       [LOGO] American Funds/(R)/  The right choice for the long term(R)

                                      American Funds Service Company
    FOR SHAREHOLDER SERVICES          800/421-0180
--------------------------------------------------------------------------------

    FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator

                                      American Funds Distributors
    FOR DEALER SERVICES               800/421-9900
--------------------------------------------------------------------------------

                                      americanfunds.com
    FOR 24-HOUR INFORMATION           AmericanFundsRetirement.com
   Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the series, including the series' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
100 F Street, NE, Washington, DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street,
Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC) Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                 Investment Company File No. 811-21981
                            RPGEPR-850-0509P Litho in USA CGD/RRD/9773

THE CAPITAL GROUP COMPANIES

American Funds Capital Research and Management  Capital International  Capital Guardian Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ STEVEN I. KOSZALKA
    STEVEN I. KOSZALKA


       [LOGO] American Funds/(R)/  The right choice for the long term(R)

American Funds
Target Date Retirement Series(R)

 PROSPECTUS

 May 1, 2009

                 2  Risk/Return summary
                 8  Fees and expenses of the funds
                13  Investment objectives, strategies and risks
                41  Management and organization
                43  Purchase, exchange and sale of shares
                45  Sales charges
                46  Sales charge reductions and waivers
                48  Rollovers from retirement plans to IRAs
                48  Plans of distribution
                48  Other compensation to dealers
                49  Distributions and taxes
                50  Financial Highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS  NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Target Date Retirement Series(R), Inc. consists of nine funds with varying target dates and investment objectives, each investing in a combination of American Funds. The nine funds are:

American Funds 2050 Target Date Retirement Fund(R)

American Funds 2045 Target Date Retirement Fund(R)

American Funds 2040 Target Date Retirement Fund(R)

American Funds 2035 Target Date Retirement Fund(R)

American Funds 2030 Target Date Retirement Fund(R)

American Funds 2025 Target Date Retirement Fund(R)

American Funds 2020 Target Date Retirement Fund(R)

American Funds 2015 Target Date Retirement Fund(R)

American Funds 2010 Target Date Retirement Fund(R)

                  American Funds Target Date Retirement Series / Prospectus  1


Risk/Return summary

Each fund in this series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

Each fund will attempt to achieve its objectives by investing in a mix of
American Funds. The investment objectives of the American Funds include long-term growth primarily through investments in both U.S. stocks and stocks of issuers domiciled outside the U.S.; long-term growth and income primarily through investments in stocks; income and growth through stocks and/or bond investments; long-term growth and current income through investments in stocks and bonds; and current income through bond investments.

Capital Research and Management Company, the investment adviser to the funds in the series, may periodically rebalance or modify the mix of underlying funds.

Investments in each fund are subject to the following primary risks:

Allocation risk -- The funds are subject to the risk that the allocation strategy will not meet their retirement goals. For investors who are close to, or in, retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk that a fund's allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving his or her retirement goals.

Stock risk -- The funds are subject to the risks relating to the stock investments of the underlying funds. These risks include the possibility that stocks may experience large price swings and potential for loss and that the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

Bond risk -- The funds are subject to the risks relating to the bond investments of the underlying funds. These risks include potential changes in interest rates, effective maturities and credit ratings.

Risk of investments outside the U.S. -- The funds are subject to the risks relating to the underlying funds' investments in the securities of issuers domiciled outside the U.S. These risks include different accounting and legal standards, greater market volatility, differing securities market structures and various administrative difficulties outside the U.S.

Please see the "Investment objectives, strategies and risks" section of this prospectus for a more detailed discussion of fund risks.

Your investment in any of the funds in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN ANY FUND IN THE SERIES. THE LIKELIHOOD OF
LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

2   American Funds Target Date Retirement Series / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar charts below show how each fund's investment results have varied from year to year, and the Investment Results tables show how each fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.
Lifetime results for each fund and index are measured from February 1, 2007 through December 31, 2008. The Investment Results tables below reflect, as required by Securities and Exchange Commission rules, each fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%.
   This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million of more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.62%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.02% (quarter ended June 30, 2008)
              LOWEST   -19.54% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS A    -39.34%   -19.40%
                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS R-1  -36.06%   -17.46%
                         CLASS R-2  -36.11%   -17.47%
                         CLASS R-3  -35.85%   -17.14%
                         CLASS R-4  -35.63%   -16.86%
                         CLASS R-5  -35.51%   -16.66%

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                    [BAR CHART]

                                     -35.56%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -19.49% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR   LIFETIME
                         -------------------------------
                         CLASS A    -39.28%   -19.38%
                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS R-1  -36.11%   -17.48%
                         CLASS R-2  -36.14%   -17.51%
                         CLASS R-3  -35.81%   -17.11%
                         CLASS R-4  -35.58%   -16.84%
                         CLASS R-5  -35.46%   -16.64%

Please see page 7 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  3


AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.62%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.11% (quarter ended June 30, 2008)
              LOWEST   -19.47% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR   LIFETIME
                         -------------------------------
                         CLASS A    -39.34%   -19.39%
                                     1 YEAR  LIFETIME
                         -------------------------------
                         CLASS R-1  -36.10%   -17.47%
                         CLASS R-2  -36.10%   -17.47%
                         CLASS R-3  -35.85%   -17.16%
                         CLASS R-4  -35.64%   -16.85%
                         CLASS R-5  -35.36%   -16.59%

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.53%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -19.45% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -39.25%  -19.34%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -36.02%  -17.42%
                         CLASS R-2  -36.04%  -17.45%
                         CLASS R-3  -35.83%  -17.12%
                         CLASS R-4  -35.55%  -16.81%
                         CLASS R-5  -35.43%  -16.61%

Please see page 7 for footnotes.

4   American Funds Target Date Retirement Series / Prospectus


AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -35.19%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.02% (quarter ended June 30, 2008)
              LOWEST   -19.16% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -38.94%  -19.23%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -35.65%  -17.28%
                         CLASS R-2  -35.73%  -17.32%
                         CLASS R-3  -35.47%  -16.98%
                         CLASS R-4  -35.22%  -16.70%
                         CLASS R-5  -34.99%  -16.42%

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -34.75%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.02% (quarter ended June 30, 2008)
              LOWEST   -18.88% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -38.48%  -18.97%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -35.18%  -17.02%
                         CLASS R-2  -35.24%  -17.05%
                         CLASS R-3  -34.97%  -16.72%
                         CLASS R-4  -34.77%  -16.43%
                         CLASS R-5  -34.48%  -16.14%

Please see page 7 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  5


AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -32.46%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -17.32% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -36.33%  -17.62%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -32.94%  -15.65%
                         CLASS R-2  -32.95%  -15.65%
                         CLASS R-3  -32.68%  -15.31%
                         CLASS R-4  -32.48%  -15.01%
                         CLASS R-5  -32.28%  -14.80%

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -29.08%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -1.80% (quarter ended June 30, 2008)
              LOWEST   -15.28% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -33.17%  -15.75%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -29.63%  -13.74%
                         CLASS R-2  -29.61%  -13.73%
                         CLASS R-3  -29.24%  -13.35%
                         CLASS R-4  -29.07%  -13.07%
                         CLASS R-5  -28.84%  -12.84%

Please see page 7 for footnotes.

6   American Funds Target Date Retirement Series / Prospectus


AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                   [BAR CHART]

                                     -27.45%
                                     ------
                                      2008

Highest/Lowest quarterly results during this time period were:

              HIGHEST  -1.81% (quarter ended June 30, 2008)
              LOWEST   -14.15% (quarter ended December 31, 2008)

INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS A    -31.61%  -15.05%
                                    1 YEAR  LIFETIME
                         ------------------------------
                         CLASS R-1  -28.03%  -13.04%
                         CLASS R-2  -28.02%  -13.03%
                         CLASS R-3  -27.73%  -12.66%
                         CLASS R-4  -27.44%  -12.36%
                         CLASS R-5  -27.29%  -12.13%

                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
INDEXES/1/
S&P 500/2/                                                                                -36.99%  -20.09%
MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX/3/                                        -43.06%  -21.91%
BARCLAYS CAPITAL U.S. AGGREGATE INDEX (FORMERLY LEHMAN BROTHERS U.S. AGGREGATE INDEX)/4/    5.24%    6.43%

/1/The funds or securities that compose each index may vary over time.
/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/3/MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/4/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                  American Funds Target Date Retirement Series / Prospectus  7


Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds. Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which it invests.

      SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              ALL R SHARE
                                                      CLASS A   CLASSES
      -------------------------------------------------------------------

      Maximum initial sales charge on purchases       5.75%*     none
      (as a percentage of offering price)
      -------------------------------------------------------------------
      Maximum sales charge on reinvested dividends     none      none
      -------------------------------------------------------------------
      Maximum contingent deferred sales charge         none      none
      -------------------------------------------------------------------
      Redemption or exchange fees                      none      none
      -------------------------------------------------------------------

*The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                                                            CLASS A  R-1    R-2    R-3    R-4   R-5/1/ R-6/1/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.18    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.21    0.48   0.72   0.39   0.26   0.21   0.16
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.49    1.58   1.57   0.99   0.61   0.31   0.26
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.40    0.40   0.40   0.40   0.40   0.40   0.40
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.89%   1.98%  1.97%  1.39%  1.01%  0.71%  0.66%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.19    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.22    0.49   0.94   0.44   0.29   0.19   0.14
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.51    1.59   1.79   1.04   0.64   0.29   0.24
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.40    0.40   0.40   0.40   0.40   0.40   0.40
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.91%   1.99%  2.19%  1.44%  1.04%  0.69%  0.64%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.19    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.18    0.34   0.61   0.30   0.21   0.14   0.09
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.47    1.44   1.46   0.90   0.56   0.24   0.19
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.40    0.40   0.40   0.40   0.40   0.40   0.40
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.87%   1.84%  1.86%  1.30%  0.96%  0.64%  0.59%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

Please see page 10 for footnotes.

8   American Funds Target Date Retirement Series / Prospectus


ANNUAL FUND OPERATING EXPENSES (DEDUCTED
FROM FUND ASSETS)
                                              CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                      CLASS A  R-1     R-2     R-3     R-4    R-5/1/  R-6/1/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2035 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.17    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.18    0.34    0.50    0.28    0.20    0.13    0.08
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.45    1.44    1.35    0.88    0.55    0.23    0.18
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.40    0.40    0.40    0.40    0.40    0.40    0.40
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.85%   1.84%   1.75%   1.28%   0.95%   0.63%   0.58%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2030 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.19    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.17    0.22    0.44    0.25    0.18    0.13    0.08
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.46    1.32    1.29    0.85    0.53    0.23    0.18
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.39    0.39    0.39    0.39    0.39    0.39    0.39
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.85%   1.71%   1.68%   1.24%   0.92%   0.62%   0.57%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2025 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.18    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.17    0.24    0.41    0.24    0.18    0.12    0.07
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.45    1.34    1.26    0.84    0.53    0.22    0.17
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.39    0.39    0.39    0.39    0.39    0.39    0.39
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.84%   1.73%   1.65%   1.23%   0.92%   0.61%   0.56%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

AMERICAN FUNDS 2020 TARGET DATE
 RETIREMENT FUND
---------------------------------------------------------------------------------------------
     Management fees/2/                0.10%   0.10%   0.10%   0.10%   0.10%   0.10%   0.10%
---------------------------------------------------------------------------------------------
     Distribution and/or service       0.21    1.00    0.75    0.50    0.25    none    none
       (12b-1) fees/3/
---------------------------------------------------------------------------------------------
     Other expenses/2,4/               0.16    0.23    0.36    0.22    0.17    0.11    0.06
---------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE      0.47    1.33    1.21    0.82    0.52    0.21    0.16
 FUND/2,4/
---------------------------------------------------------------------------------------------
     Acquired (underlying) fund        0.38    0.38    0.38    0.38    0.38    0.38    0.38
       fees and expenses/5/
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF     0.85%   1.71%   1.59%   1.20%   0.90%   0.59%   0.54%
 TARGET DATE FUND AND UNDERLYING
 FUNDS/5,6/
---------------------------------------------------------------------------------------------

Please see page 10 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  9


ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                                                            CLASS A  R-1    R-2    R-3    R-4   R-5/1/ R-6/1/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.27    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.17    0.23   0.36   0.22   0.17   0.12   0.07
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.54    1.33   1.21   0.82   0.52   0.22   0.17
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.38    0.38   0.38   0.38   0.38   0.38   0.38
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.92%   1.71%  1.59%  1.20%  0.90%  0.60%  0.55%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------
      Management fees/2/                                     0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/3/            0.26    1.00   0.75   0.50   0.25   none   none
-------------------------------------------------------------------------------------------------------------
      Other expenses/2,4/                                    0.17    0.22   0.38   0.23   0.18   0.12   0.07
-------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND/2,4/                  0.53    1.32   1.23   0.83   0.53   0.22   0.17
-------------------------------------------------------------------------------------------------------------
      Acquired (underlying) fund fees and expenses/5/        0.37    0.37   0.37   0.37   0.37   0.37   0.37
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND      0.90%   1.69%  1.60%  1.20%  0.90%  0.59%  0.54%
 UNDERLYING FUNDS/5,6/
-------------------------------------------------------------------------------------------------------------

/1/Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
/2/The investment advisory and service agreement for the Target Date Funds provides for an investment management fee of .10%. The investment adviser is currently waiving this management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series' board. In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the Target Date
   Funds. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fees and expenses shown in this table do not reflect any waiver or expense reimbursements.
/3/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class's average net assets annually.

/4/Reflects current estimated expenses.
/5/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-6 shares of the underlying funds. Accordingly, fees and expenses of the underlying funds reflect the current estimated expenses of the
   Class R-6 shares of the underlying funds.
/6/The table below shows the total net operating expenses of each Target Date
   Fund and its underlying funds reflecting the waiver and expense reimbursements described in footnote 2.

TOTAL NET OPERATING EXPENSES OF EACH TARGET DATE FUND AND UNDERLYING FUNDS AFTER TARGET DATE FUND WAIVERS AND REIMBURSEMENTS:

American Funds 2050 Target Date Retirement Fund      0.70%      1.49%      1.53%      1.10%      0.75%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2045 Target Date Retirement Fund      0.71%      1.48%      1.53%      1.10%      0.77%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2040 Target Date Retirement Fund      0.71%      1.48%      1.53%      1.10%      0.75%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2035 Target Date Retirement Fund      0.69%      1.48%      1.53%      1.10%      0.76%     0.47%     0.42%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2030 Target Date Retirement Fund      0.70%      1.46%      1.52%      1.09%      0.75%     0.46%     0.41%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2025 Target Date Retirement Fund      0.69%      1.46%      1.50%      1.08%      0.76%     0.46%     0.41%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2020 Target Date Retirement Fund      0.71%      1.45%      1.45%      1.06%      0.74%     0.45%     0.40%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2015 Target Date Retirement Fund      0.77%      1.45%      1.45%      1.06%      0.74%     0.45%     0.40%
------------------------------------------------------------------------------------------------------------------------------
American Funds 2010 Target Date Retirement Fund      0.75%      1.44%      1.45%      1.05%      0.73%     0.44%     0.39%
------------------------------------------------------------------------------------------------------------------------------

10  American Funds Target Date Retirement Series / Prospectus


OTHER EXPENSES

The "Other expenses" items in the tables beginning on page 8 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the series' investment adviser, affiliates of the investment adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                               PAYMENTS TO AFFILIATED ENTITIES                       PAYMENTS TO UNAFFILIATED ENTITIES
----------------------------------------------------------------------------------------------------------------------

Class A                                 .10% of assets                                        .10% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-1                               .10% of assets                                        .10% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-2  .15% of assets plus $27 per participant position/1/ or .35% of assets/2/           .25% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-3  .10% of assets plus $12 per participant position/1/ or .19% of assets/2/           .15% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-4                               .10% of assets                                        .10% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-5                               .05% of assets                                        .05% of assets
----------------------------------------------------------------------------------------------------------------------
Class R-6                                   none                                                  none
----------------------------------------------------------------------------------------------------------------------

/1/Payment with respect to Recordkeeper Direct(R) program.
/2/Payment with respect to PlanPremier(R) program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in a fund in the series with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $661    $843   $1,040  $1,608
---------------------------------------------------------------------------------
Class R-1                                          201     621    1,068   2,306
---------------------------------------------------------------------------------
Class R-2                                          200     618    1,062   2,296
---------------------------------------------------------------------------------
Class R-3                                          142     440      761   1,669
---------------------------------------------------------------------------------
Class R-4                                          103     322      558   1,236
---------------------------------------------------------------------------------
Class R-5                                           73     227      395     883
---------------------------------------------------------------------------------
Class R-6                                           67     211      368     822
---------------------------------------------------------------------------------
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $663    $848   $1,050  $1,630
---------------------------------------------------------------------------------
Class R-1                                          202     624    1,073   2,317
---------------------------------------------------------------------------------
Class R-2                                          222     685    1,175   2,524
---------------------------------------------------------------------------------
Class R-3                                          147     456      787   1,724
---------------------------------------------------------------------------------
Class R-4                                          106     331      574   1,271
---------------------------------------------------------------------------------
Class R-5                                           70     221      384     859
---------------------------------------------------------------------------------
Class R-6                                           65     205      357     798
---------------------------------------------------------------------------------
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $659    $837   $1,029  $1,586
---------------------------------------------------------------------------------
Class R-1                                          187     579      995   2,159
---------------------------------------------------------------------------------
Class R-2                                          189     585    1,006   2,180
---------------------------------------------------------------------------------
Class R-3                                          132     412      713   1,568
---------------------------------------------------------------------------------
Class R-4                                           98     306      531   1,178
---------------------------------------------------------------------------------
Class R-5                                           65     205      357     798
---------------------------------------------------------------------------------
Class R-6                                           60     189      329     738
---------------------------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

                  American Funds Target Date Retirement Series / Prospectus  11


                                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $657    $831   $1,019  $1,564
---------------------------------------------------------------------------------
Class R-1                                          187     579      995   2,159
---------------------------------------------------------------------------------
Class R-2                                          178     551      949   2,062
---------------------------------------------------------------------------------
Class R-3                                          130     406      702   1,545
---------------------------------------------------------------------------------
Class R-4                                           97     303      525   1,166
---------------------------------------------------------------------------------
Class R-5                                           64     202      351     786
---------------------------------------------------------------------------------
Class R-6                                           59     186      324     726
---------------------------------------------------------------------------------
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $657    $831   $1,019  $1,564
---------------------------------------------------------------------------------
Class R-1                                          174     539      928   2,019
---------------------------------------------------------------------------------
Class R-2                                          171     530      913   1,987
---------------------------------------------------------------------------------
Class R-3                                          126     393      681   1,500
---------------------------------------------------------------------------------
Class R-4                                           94     293      509   1,131
---------------------------------------------------------------------------------
Class R-5                                           63     199      346     774
---------------------------------------------------------------------------------
Class R-6                                           58     183      318     714
---------------------------------------------------------------------------------
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $656    $828   $1,014  $1,553
---------------------------------------------------------------------------------
Class R-1                                          176     545      939   2,041
---------------------------------------------------------------------------------
Class R-2                                          168     520      897   1,955
---------------------------------------------------------------------------------
Class R-3                                          125     390      676   1,489
---------------------------------------------------------------------------------
Class R-4                                           94     293      509   1,131
---------------------------------------------------------------------------------
Class R-5                                           62     195      340     762
---------------------------------------------------------------------------------
Class R-6                                           57     179      313     701
---------------------------------------------------------------------------------
AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $657    $831   $1,019  $1,564
---------------------------------------------------------------------------------
Class R-1                                          174     539      928   2,019
---------------------------------------------------------------------------------
Class R-2                                          162     502      866   1,889
---------------------------------------------------------------------------------
Class R-3                                          122     381      660   1,455
---------------------------------------------------------------------------------
Class R-4                                           92     287      498   1,108
---------------------------------------------------------------------------------
Class R-5                                           60     189      329     738
---------------------------------------------------------------------------------
Class R-6                                           55     173      302     677
---------------------------------------------------------------------------------
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $663    $851   $1,055  $1,641
---------------------------------------------------------------------------------
Class R-1                                          174     539      928   2,019
---------------------------------------------------------------------------------
Class R-2                                          162     502      866   1,889
---------------------------------------------------------------------------------
Class R-3                                          122     381      660   1,455
---------------------------------------------------------------------------------
Class R-4                                           92     287      498   1,108
---------------------------------------------------------------------------------
Class R-5                                           61     192      335     750
---------------------------------------------------------------------------------
Class R-6                                           56     176      307     689
---------------------------------------------------------------------------------
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
---------------------------------------------------------------------------------
Class A*                                          $662    $845   $1,045  $1,619
---------------------------------------------------------------------------------
Class R-1                                          172     533      918   1,998
---------------------------------------------------------------------------------
Class R-2                                          163     505      871   1,900
---------------------------------------------------------------------------------
Class R-3                                          122     381      660   1,455
---------------------------------------------------------------------------------
Class R-4                                           92     287      498   1,108
---------------------------------------------------------------------------------
Class R-5                                           60     189      329     738
---------------------------------------------------------------------------------
Class R-6                                           55     173      302     677
---------------------------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

12  American Funds Target Date Retirement Series / Prospectus


Investment objectives, strategies and risks

The investment objectives, strategies and risks of each fund are summarized below.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the
2050 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. These objectives may be modified by the series' board of directors without shareholder approval.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund, and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S.
Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by
Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser will continue to manage each fund for approximately 30 years after the fund reaches its target date. Funds that have been managed for 20 years after their respective target dates may be combined, in accordance with applicable law.

The following chart illustrates the investment strategy of each fund by showing how its investment in the various fund categories will change over time.

[stacked bar chart]

INVESTMENT STRATEGY FOR TARGET DATE FUNDS

[Stacked bar chart illustrating the investment strategy each fund may use over time.]

[end chart]

The investment adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the investment strategy set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, money market instruments, shares of money market funds or other securities that may be deemed appropriate by the fund's investment adviser.

                  American Funds Target Date Retirement Series / Prospectus  13


TARGET FUND ALLOCATIONS*

The following table details the percentage allocation of each fund to the underlying American Funds as of October 31, 2008.

                                          2050 2045 2040 2035 2030 2025 2020 2015 2010
--------------------------------------------------------------------------------------

GROWTH
--------------------------------------------------------------------------------------
AMCAP Fund(R)                              7%   7%   7%   7%   7%   7%   6%   5%   4%
--------------------------------------------------------------------------------------
EuroPacific Growth Fund(R)                 4    4    4    4    4    4    4    3    3
--------------------------------------------------------------------------------------
The Growth Fund of America(R)              7    7    7    7    7    7    6    5    4
--------------------------------------------------------------------------------------
The New Economy Fund(R)                    4    4    4    4    4    4    3    0    0
--------------------------------------------------------------------------------------
New Perspective Fund(R)                    7    7    7    7    7    7    7    6    5
--------------------------------------------------------------------------------------
New World Fund(R)                          4    4    4    4    4    4    3    2    2
--------------------------------------------------------------------------------------
SMALLCAP World Fund(R)                     7    7    7    7    7    7    6    4    2
--------------------------------------------------------------------------------------
GROWTH ALLOCATION                         40   40   40   40   40   40   35   25   20
--------------------------------------------------------------------------------------
GROWTH-AND-INCOME
--------------------------------------------------------------------------------------
American Mutual Fund(R)                    5%   5%   5%   5%   5%   5%   5%   5%   7%
--------------------------------------------------------------------------------------
Capital World Growth and Income Fund/SM/  10   10   10   10    9    7    7    7    7
--------------------------------------------------------------------------------------
Fundamental Investors/SM/                 10   10   10   10    8    7    7    7    7
--------------------------------------------------------------------------------------
The Investment Company of America(R)      10   10   10   10    9    8    8    8    7
--------------------------------------------------------------------------------------
Washington Mutual Investors Fund/SM/      10   10   10   10    9    8    8    8    7
--------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION              45   45   45   45   40   35   35   35   35
--------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
--------------------------------------------------------------------------------------
American Balanced Fund(R)                  4%   4%   4%   4%   5%   8%   8%   8%   8%
--------------------------------------------------------------------------------------
Capital Income Builder(R)                  3    3    3    3    5    6    6    6    6
--------------------------------------------------------------------------------------
The Income Fund of America(R)              3    3    3    3    5    6    6    6    6
--------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED ALLOCATION     10   10   10   10   15   20   20   20   20
--------------------------------------------------------------------------------------
BOND
--------------------------------------------------------------------------------------
The Bond Fund of America/SM/               0%   0%   0%   0%   0%   0%   0%   5%  10%
--------------------------------------------------------------------------------------
Capital World Bond Fund(R)                 0    0    0    0    0    0    0    5    5
--------------------------------------------------------------------------------------
U.S. Government Securities Fund/SM/        5    5    5    5    5    5   10   10   10
--------------------------------------------------------------------------------------
BOND ALLOCATION                            5    5    5    5    5    5   10   20   25
--------------------------------------------------------------------------------------

*The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the funds this year.

                    FUND ALLOCATIONS AS OF OCTOBER 31, 2008

                              [stacked bar chart]

         Growth   Growth-and-Income  Equity-Income and Balanced   Bond
         ------   -----------------  --------------------------   ----
2050       40%           45%                   10%                 5%
2045       40%           45%                   10%                 5%
2040       40%           45%                   10%                 5%
2035       40%           45%                   10%                 5%
2030       40%           40%                   15%                 5%
2025       40%           35%                   20%                 5%
2020       35%           35%                   20%                10%
2015       25%           35%                   20%                20%
2010       20%           35%                   20%                25%

[end chart]

14  American Funds Target Date Retirement Series / Prospectus


Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

The underlying bond funds invest in debt securities using a range of quality standards. For example, certain of the underlying funds invest in lower quality debt securities (rated Ba1 or BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the underlying fund's investment adviser), including those of issuers domiciled outside the U.S. The average maturities of the securities in which each underlying bond fund invests will vary from short-term to long-term.
For information regarding the specific quality guidelines and the average maturity for each underlying fund, please refer to the "Underlying fund investment objectives, risks and investment results" beginning on page 19.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                  American Funds Target Date Retirement Series / Prospectus  15


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results tables on pages 3-7, the tables below reflect each fund's results calculated without a sales charge. Lifetime results for each fund and index are measured from February 1, 2007 through December 31,
2008.

ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
Average annual total returns for periods ended December 31, 2008:

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.62%  -16.87%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.06%  -17.46%
                        CLASS R-2   -36.11%  -17.47%
                        CLASS R-3   -35.85%  -17.14%
                        CLASS R-4   -35.63%  -16.86%
                        CLASS R-5   -35.51%  -16.66%

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.56%  -16.84%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.11%  -17.48%
                        CLASS R-2   -36.14%  -17.51%
                        CLASS R-3   -35.81%  -17.11%
                        CLASS R-4   -35.58%  -16.84%
                        CLASS R-5   -35.46%  -16.64%

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.62%  -16.85%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.10%  -17.47%
                        CLASS R-2   -36.10%  -17.47%
                        CLASS R-3   -35.85%  -17.16%
                        CLASS R-4   -35.64%  -16.85%
                        CLASS R-5   -35.36%  -16.59%

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.53%  -16.81%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -36.02%  -17.42%
                        CLASS R-2   -36.04%  -17.45%
                        CLASS R-3   -35.83%  -17.12%
                        CLASS R-4   -35.55%  -16.81%
                        CLASS R-5   -35.43%  -16.61%

Please see page 18 for footnotes.

16  American Funds Target Date Retirement Series / Prospectus


AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -35.19%  -16.69%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -35.65%  -17.28%
                        CLASS R-2   -35.73%  -17.32%
                        CLASS R-3   -35.47%  -16.98%
                        CLASS R-4   -35.22%  -16.70%
                        CLASS R-5   -34.99%  -16.42%

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -34.75%  -16.43%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -35.18%  -17.02%
                        CLASS R-2   -35.24%  -17.05%
                        CLASS R-3   -34.97%  -16.72%
                        CLASS R-4   -34.77%  -16.43%
                        CLASS R-5   -34.48%  -16.14%

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -32.46%  -15.03%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -32.94%  -15.65%
                        CLASS R-2   -32.95%  -15.65%
                        CLASS R-3   -32.68%  -15.31%
                        CLASS R-4   -32.48%  -15.01%
                        CLASS R-5   -32.28%  -14.80%

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS A     -29.08%  -13.10%
                                    1 YEAR  LIFETIME
                        -------------------------------
                        CLASS R-1   -29.63%  -13.74%
                        CLASS R-2   -29.61%  -13.73%
                        CLASS R-3   -29.24%  -13.35%
                        CLASS R-4   -29.07%  -13.07%
                        CLASS R-5   -28.84%  -12.84%

Please see page 18 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  17


AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
Average Annual total returns for periods ended December 31, 2008:

                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
CLASS A                                                                                   -27.45%  -12.38%
                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
CLASS R-1                                                                                 -28.03%  -13.04%
CLASS R-2                                                                                 -28.02%  -13.03%
CLASS R-3                                                                                 -27.73%  -12.66%
CLASS R-4                                                                                 -27.44%  -12.36%
CLASS R-5                                                                                 -27.29%  -12.13%

                                                                                          1 YEAR  LIFETIME
-------------------------------------------------------------------------------------------------------------
INDEXES/1/
S&P 500/2/                                                                                -36.99%  -20.09%
MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX/3/                                        -43.06%  -21.91%
BARCLAYS CAPITAL U.S. AGGREGATE INDEX (FORMERLY LEHMAN BROTHERS U.S. AGGREGATE INDEX)/4/    5.24%    6.43%

/1/The funds or securities that compose each index may vary over time.
/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/3/MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/4/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

18  American Funds Target Date Retirement Series / Prospectus


UNDERLYING FUND INVESTMENT OBJECTIVES, RISKS AND INVESTMENT RESULTS

The investment objectives, risks and investment results of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase the underlying funds. For additional information regarding the underlying funds, investors should read the current prospectus(es) of the underlying funds.

As noted in footnote 5 on page 10, to the extent a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. However, each fund in the series will offer Class A, R-1,
R-2, R-3, R-4, R-5 and R-6 shares. These funds will have additional fees to pay for certain expenses unique to the target date funds. Other than these expenses, the expenses of the target date funds and the underlying funds will be comparable. For that reason, we have provided returns for each of these share classes of the underlying funds.

GROWTH FUNDS

AMCAP FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above-average, long-term growth. The fund may also invest in securities of issuers domiciled outside the U.S. to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should a have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/1/67
With a maximum sales charge                                        -41.26%  -4.23%   0.55%    10.50%
Without a sales charge                                              -37.68   -3.09   1.15      10.66

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/26/02  -38.10%  -3.88%   -0.30%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -38.17   -3.88    -1.78
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -37.83   -3.43    -0.90
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02   -37.68   -3.14    -1.19
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -37.45   -2.82    -0.91
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  19


THE GROWTH FUND OF AMERICA

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest in securities of issuers domiciled both inside and outside the U.S.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 12/1/73
With a maximum sales charge                                        -42.57%  -2.00%  2.55%     13.03%
Without a sales charge                                              -39.07   -0.83   3.16      13.22

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/6/02   -39.54%  -1.62%    0.90%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -39.52   -1.60    0.19
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 5/21/02   -39.23   -1.13    0.64
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   -39.07   -0.86    1.02
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -38.88   -0.56    1.05
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

20  American Funds Target Date Retirement Series / Prospectus


THE NEW ECONOMY FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy, although a portion of its assets may be invested outside these areas.
Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund may invest a significant portion of its assets in issuers based outside the U.S.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/83
With a maximum sales charge                                        -45.21%  -2.46%  -0.87%     9.30%
Without a sales charge                                              -41.86   -1.29  -0.29       9.56

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/21/02  -42.29%  -2.07%    1.23%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -42.35   -2.08    -0.28
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/25/02   -42.02   -1.66     1.84
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/25/02   -41.85   -1.32     4.99
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -41.66   -1.01     0.32
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  21


EUROPACIFIC GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the
Pacific Ocean.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks, consistent with the fund's investment objective. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to various risks. Consequently, the fund's portfolio holdings may lose value. Declines in the value of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in companies based in developing countries may entail greater risks. Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/16/84
With a maximum sales charge                                        -43.94%   3.33%  4.36%     11.05%
Without a sales charge                                              -40.53    4.56   4.98      11.32

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/17/02  -41.01%   3.69%    5.19%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -41.04    3.69    4.49
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 5/21/02   -40.71    4.21    4.79
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/7/02    -40.56    4.51    5.63
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -40.38    4.81    5.46
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

22  American Funds Target Date Retirement Series / Prospectus


INTERNATIONAL GROWTH AND INCOME FUND

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries.
The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends. The fund may also hold cash or money market instruments.

Your investment in the fund is subject to various risks. Consequently, the fund's income may decline and/or the value of its portfolio holdings may lose value.

Declines in dividends paid to the fund and in the value of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil and grains, can negatively impact the value of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's income and/or holdings. Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties. These risks may be heightened in connection with investments in developing countries. Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

International Growth and Income Fund commenced investment operations on October
1, 2008. As of the date of this prospectus, there are no investment results disclosed in the prospectus for International Growth and Income Fund.

                  American Funds Target Date Retirement Series / Prospectus  23


NEW PERSPECTIVE FUND

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks of companies located around the world to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/13/73
With a maximum sales charge                                        -41.41%   0.72%  3.55%     11.86%
Without a sales charge                                              -37.83    1.91   4.16      12.04

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/17/02  -38.33%   1.08%    3.49%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -38.38    1.07    2.56
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -38.06    1.55    3.49
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   -37.85    1.88    3.43
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -37.68    2.16    3.68
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

24  American Funds Target Date Retirement Series / Prospectus


NEW WORLD FUND

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/or markets, may be affected to a greater extent. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS LIFETIME/2/
----------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 6/17/99
With a maximum sales charge                                        -49.41%   5.77%    5.48%
Without a sales charge                                              -46.32    7.03     6.14

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -46.74%   6.16%    8.14%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 6/7/02    -46.80    6.16     8.19
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    -46.52    6.61     8.67
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 10/7/02   -46.31    6.99    13.20
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -46.14    7.31     8.78
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  25


SMALLCAP WORLD FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/30/90
With a maximum sales charge                                        -52.31%  -1.17%  2.21%      7.00%
Without a sales charge                                              -49.40    0.01   2.81       7.34

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/19/02  -49.76%  -0.80%    2.55%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -49.86   -0.81    1.80
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/20/02   -49.58   -0.38    3.10
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/24/02   -49.37   -0.01    5.88
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -49.22    0.30    2.41
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

26  American Funds Target Date Retirement Series / Prospectus


GROWTH-AND-INCOME FUNDS

AMERICAN MUTUAL FUND

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected.
In addition, the fund may invest in companies domiciled outside the United
States and Canada and not included in the Standard & Poor's 500 Composite
Index. The fund may also invest in debt securities.

In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the
United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/21/50
With a maximum sales charge                                        -34.07%  -1.65%  1.48%     11.30%
Without a sales charge                                              -30.04   -0.47   2.09      11.41

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -30.62%  -1.34%    0.21%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -30.72   -1.35    -0.31
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    -30.30   -0.87    0.57
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -30.10   -0.57    1.31
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -29.87   -0.26    0.60
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  27


CAPITAL WORLD GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/26/93
With a maximum sales charge                                        -41.92%   2.73%  6.13%     10.06%
Without a sales charge                                              -38.38    3.96   6.76      10.48

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/7/02   -38.85%   3.07%    5.63%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 6/7/02    -38.90    3.08    5.63
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    -38.60    3.55    5.98
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -38.41    3.87    7.38
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -38.21    4.19    6.17
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

28  American Funds Target Date Retirement Series / Prospectus


FUNDAMENTAL INVESTORS

The fund's investment objective is to achieve long-term growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks and may invest significantly in securities of issuers domiciled outside the United States and Canada and not included in the
Standard & Poor's 500 Composite Index.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 8/1/78
With a maximum sales charge                                        -43.16%  -0.42%  2.30%     11.63%
Without a sales charge                                              -39.70    0.76   2.90      11.85

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/19/02  -40.16%  -0.08%    1.78%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -40.19   -0.07     0.99
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -39.89    0.38     1.86
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/25/02   -39.70    0.71     5.54
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -39.53    1.00     1.94
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from August 1, 1978, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  29


THE INVESTMENT COMPANY OF AMERICA

The fund's investment objectives are to achieve long-term growth of capital and income. The fund strives to accomplish these objectives through extensive U.S.
and global research, careful selection and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The fund invests primarily in common stocks. The fund's investments are limited to securities of companies that are included on its eligible list, which consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the board of directors, after reviewing and acting upon the recommendations of the investment adviser.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 1/1/34
With a maximum sales charge                                        -38.49%  -2.38%   1.01%    11.90%
Without a sales charge                                              -34.74   -1.22   1.61      11.99

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/6/02   -35.25%  -2.05%   -0.05%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -35.33   -2.06    -0.57
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -34.94   -1.59     0.23
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   -34.78   -1.30     0.20
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -34.60   -1.01     0.41
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

30  American Funds Target Date Retirement Series / Prospectus


WASHINGTON MUTUAL INVESTORS FUND

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield in relation to Standard &
Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its eligible list, which is compiled to conform to the fund's investment standards based on criteria that were originally adopted by the United States District Court for the District of
Columbia. The investment adviser monitors the eligible list and makes recommendations to the board of directors of changes necessary for continued
compliance with the fund's investment standards.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the
United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/31/52
With a maximum sales charge                                        -36.95%  -2.51%   0.55%    11.50%
Without a sales charge                                              -33.10   -1.35    1.15     11.61

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 5/29/02  -33.64%  -2.18%   -1.04%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -33.67   -2.17    -1.00
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -33.32   -1.70    -0.19
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02   -33.16   -1.42    -0.41
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -32.96   -1.13    -0.14
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  31


EQUITY-INCOME AND BALANCED FUNDS

CAPITAL INCOME BUILDER

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Secondarily, the fund strives to make your investment grow over time. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in equity securities). The fund may also invest significantly in securities of issuers domiciled outside of the United States.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/30/87
With a maximum sales charge                                        -34.08%   1.87%  4.40%      9.14%
Without a sales charge                                             - 30.06    3.08   5.02       9.44

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -30.63%   2.21%    3.66%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02  - 30.69    2.20    3.42
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02   - 30.33    2.66    4.00
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02  - 30.11    2.98    4.29
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02  - 29.90    3.29    4.60
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

32  American Funds Target Date Retirement Series / Prospectus


THE INCOME FUND OF AMERICA

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Composite
Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Moody's Investors Service or Standard & Poor's Corporation or unrated but determined to be of equivalent quality by the fund's investment adviser).
The fund may also invest up to 10% of it assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of, and the income generated by, securities owned by the fund may also be affected by events specifically involving the companies issuing those securities. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 12/1/73
With a maximum sales charge                                        -32.93%  -0.46%  3.16%     10.85%
Without a sales charge                                              -28.85    0.73   3.77      11.04

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/17/02  -29.49%  -0.14%    2.25%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -29.55   -0.16    1.80
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -29.19    0.31    2.46
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -28.94    0.62    3.46
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -28.73    0.92    2.86
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  33


AMERICAN BALANCED FUND

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds. The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests and by changing interest rates and credit risk assessments, as well as economic, political or social events in the United States or abroad.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 7/26/75
With a maximum sales charge                                        -30.01%  -1.29%  3.42%     10.27%
Without a sales charge                                              -25.73   -0.12   4.03      10.46

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 5/29/02  -26.30%  -0.93%    0.92%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/21/02   -26.33   -0.92    0.90
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -25.94   -0.44    1.63
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/21/02   -25.75   -0.17    2.34
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -25.52    0.14    1.88
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from July 26, 1975, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

34  American Funds Target Date Retirement Series / Prospectus


BOND FUNDS

AMERICAN HIGH-INCOME TRUST

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined the fund's investment adviser to be of equivalent quality), including corporate loan obligations, of issuers domiciled inside and outside of the United States. The fund may also invest in equity securities that provide an opportunity for capital appreciation. Typically, the fund will be invested in intermediate to long-term securities.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. The prices of, and the income generated by, securities held by the fund may decline in response to events specifically involving the companies issuing those securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        -30.22%  -2.00%  2.30%      6.59%
Without a sales charge                                              -27.52   -1.25   2.69      6.79

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 7/11/02  -28.14%  -2.10%    3.38%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 6/18/02   -28.09   -2.06    2.34
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/21/02   -27.78   -1.65    2.98
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 7/19/02   -27.55   -1.32    4.21
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -27.33   -1.02    2.75
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  35


THE BOND FUND OF AMERICA

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in debt securities with quality ratings of A3/A- or better. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality. Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR  5 YEARS 10 YEARS LIFETIME/2/
-------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/28/74
With a maximum sales charge                                        -15.54%  -0.05%  3.29%      8.16%
Without a sales charge                                              -12.24    0.72   3.69      8.27

                                           1 YEAR  5 YEARS LIFETIME/2/
          ------------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/11/02  -12.92%  -0.09%    2.12%
          ------------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -12.99   -0.08    2.07
          ------------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/4/02    -12.52    0.35    2.48
          ------------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/20/02   -12.25    0.69    2.92
          ------------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -12.00    1.00    3.26
          ------------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

36  American Funds Target Date Retirement Series / Prospectus


CAPITAL WORLD BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities
(rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/or markets, may be affected to a greater extent. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 8/4/87
With a maximum sales charge                                        -4.31%   3.88%  5.26%      7.08%
Without a sales charge                                              -0.58    4.67   5.66      7.27

                                           1 YEAR 5 YEARS LIFETIME/2/
          -----------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/28/02  -1.39%   3.84%    6.95%
          -----------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 7/9/02    -1.39    3.87    7.00
          -----------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 7/16/02   -0.98    4.29    7.28
          -----------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 8/15/02   -0.64    4.66    8.03
          -----------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -0.32    4.97    8.63
          -----------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  37


INTERMEDIATE BOND FUND OF AMERICA(R)

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. As of the end of the fund's last fiscal period, August 31, 2008, the dollar-weighted average maturity of the fund's portfolio was 3.99 years.
The fund invests primarily in debt securities with quality ratings of A- or better. The fund may invest up to 10% of its assets in securities rated in the
BBB or Baa rating category or in unrated securities determined to be of equivalent quality by the fund's investment adviser.

The fund is designed for investors seeking income, high credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        -3.93%   1.70%  3.59%      5.47%
Without a sales charge                                              -1.43    2.23   3.85      5.60

                                           1 YEAR 5 YEARS LIFETIME/2/
          -----------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/13/02  -2.21%   1.42%    1.92%
          -----------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   -2.18    1.46    1.99
          -----------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/26/02   -1.76    1.86    2.28
          -----------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 6/27/02   -1.45    2.22    2.68
          -----------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   -1.15    2.52    3.17
          -----------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

38  American Funds Target Date Retirement Series / Prospectus


SHORT-TERM BOND FUND OF AMERICA/SM/

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in short-term debt securities with quality ratings of AA- or Aa3 or better by a nationally recognized statistical rating organization and in unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest significantly in securities issued and guaranteed by the U.S.
government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund is designed for investors seeking income, high credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR LIFETIME/2/
-------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 10/2/06
With a maximum sales charge                                        -1.40%    2.02%
Without a sales charge                                               1.16     3.19

                                                1 YEAR LIFETIME/2/
              ----------------------------------------------------
              CLASS R-1 -- FIRST SOLD 12/26/06   0.36%    2.18%
              ----------------------------------------------------
              CLASS R-2 -- FIRST SOLD 12/8/06     0.31     2.20
              ----------------------------------------------------
              CLASS R-3 -- FIRST SOLD 11/22/06    0.78     2.62
              ----------------------------------------------------
              CLASS R-4 -- FIRST SOLD 1/3/07      1.09     2.99
              ----------------------------------------------------
              CLASS R-5 -- FIRST SOLD 1/4/07      1.37     3.20
              ----------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                  American Funds Target Date Retirement Series / Prospectus  39


U.S. GOVERNMENT SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government, including securities issued by
U.S. governmental agencies or instrumentalities that are not guaranteed by the
U.S. government. The fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is not required to invest within any particular maturity range.

The fund is designed for investors seeking income, high credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                                                   1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
------------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 10/17/85
With a maximum sales charge                                        3.69%   3.73%   4.57%      6.57%
Without a sales charge                                              7.73   4.52     4.97      6.74

                                           1 YEAR 5 YEARS LIFETIME/2/
          -----------------------------------------------------------
          CLASS R-1 -- FIRST SOLD 6/13/02  6.89%   3.71%     3.82%
          -----------------------------------------------------------
          CLASS R-2 -- FIRST SOLD 5/31/02   6.95   3.77      3.92
          -----------------------------------------------------------
          CLASS R-3 -- FIRST SOLD 6/6/02    7.40   4.17      4.33
          -----------------------------------------------------------
          CLASS R-4 -- FIRST SOLD 5/28/02   7.76   4.54      4.73
          -----------------------------------------------------------
          CLASS R-5 -- FIRST SOLD 5/15/02   8.09   4.85      5.14
          -----------------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

40  American Funds Target Date Retirement Series / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the series and other funds including the underlying American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the series. The management fee paid by each fund in the series, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund
Operating Expense table under "Fees and expenses of the funds" in this prospectus. Capital Research and Management Company also receives management fees from managing the underlying funds. A discussion regarding the basis for the approval of the series' investment advisory and service agreement by the series' board of directors is contained in the series' semi-annual report to shareholders for the fiscal period ending April 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management
Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser also places orders with broker-dealers for the securities in the portfolios of the underlying funds. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for a funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the series' statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for each fund in the series is available on the
American Funds website at americanfunds.com. To reach this information, access of the fund's detailed information page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the
Securities and Exchange Commission. In addition, portfolio holdings information for each underlying fund is available at americanfunds.com.

A description of the series' policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                  American Funds Target Date Retirement Series / Prospectus  41


PORTFOLIO MANAGEMENT FOR THE SERIES

Capital Research and Management Company is the investment adviser to the series. For each fund in the series, the Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

The members of the Portfolio Oversight Committee are:

                                                         PRIMARY TITLE WITH
                                   INVESTMENT            INVESTMENT ADVISER
INVESTMENT PROFESSIONAL/         PROFESSIONAL'S          (OR AFFILIATE)
SERIES TITLE                       EXPERIENCE            AND INVESTMENT
(IF APPLICABLE)                  IN THIS SERIES          EXPERIENCE
------------------------------------------------------------------------------------------------

JAMES B. LOVELACE                    2 years             Senior Vice President - Capital
Vice Chairman of the      (since the series' inception)  Research Global Investors
 Board
                                                         Investment professional for 27
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
------------------------------------------------------------------------------------------------

ALAN N. BERRO                        2 years             Senior Vice President - Capital World
Senior Vice President     (since the series' inception)  Investors

                                                         Investment professional for 23 years
                                                         in total; 18 years with Capital
                                                         Research and Management
                                                         Company or affiliate
------------------------------------------------------------------------------------------------

JOYCE E. GORDON                      2 years             Senior Vice President - Capital
Senior Vice President     (since the series' inception)  Research Global Investors

                                                         Investment professional for 29
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
------------------------------------------------------------------------------------------------

NICHOLAS J. GRACE                    2 years             Senior Vice President - Capital World
Senior Vice President     (since the series' inception)  Investors

                                                         Investment professional for 19 years
                                                         in total; 15 years with Capital
                                                         Research and Management
                                                         Company or affiliate
------------------------------------------------------------------------------------------------

JOHN H. SMET                         2 years             Senior Vice President - Fixed Income,
Senior Vice President     (since the series' inception)  Capital Research and Management
                                                         Company

                                                         Investment professional for 27 years
                                                         in total; 26 years with Capital
                                                         Research and Management
                                                         Company or affiliate
------------------------------------------------------------------------------------------------

                          INVESTMENT
                          PROFESSIONAL'S
INVESTMENT PROFESSIONAL/  ROLE IN
SERIES TITLE              MANAGEMENT
(IF APPLICABLE)           OF THE SERIES
--------------------------------------------------------------

JAMES B. LOVELACE         Serves as a member of the Portfolio
Vice Chairman of the      Oversight Committee
 Board

--------------------------------------------------------------

ALAN N. BERRO             Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

JOYCE E. GORDON           Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

NICHOLAS J. GRACE         Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

JOHN H. SMET              Serves as a member of the Portfolio
Senior Vice President     Oversight Committee

--------------------------------------------------------------

Information regarding the investment professionals' compensation, their ownership of shares in the series and other accounts they manage can be found in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of an underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL PROFESSIONAL, INVESTMENT DEALER OR PLAN RECORDKEEPER
FOR MORE INFORMATION.

42  American Funds Target Date Retirement Series / Prospectus


Purchase, exchange and sale of shares

THE SERIES' TRANSFER AGENT, ON BEHALF OF THE SERIES AND AMERICAN FUNDS
DISTRIBUTORS(R), THE SERIES' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE SERIES AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR
REQUIRED BY LAW.

When purchasing shares for an Individual Retirement Account ("IRA"), you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days.
Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASES AND EXCHANGES

Tax-deferred retirement plans and investors wishing to establish an individual retirement account (IRA) generally may open an account and purchase Class A or
R shares as appropriate by contacting any financial adviser or investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), SEPs, SARSEPs and SIMPLE IRAs.

Retirement plan accounts not eligible to purchase Class R shares may purchase
Class A shares. Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Shares of each fund in the series offered through this prospectus generally may be exchanged into shares of the same class of other funds in the series or other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to one or more funds and less efficient management of one or more funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American Funds
Distributors has determined could involve actual or potential harm to one or more funds, may be rejected.

THE SERIES' BOARD DETERMINED NOT TO ADOPT THE PURCHASE BLOCKING POLICY
CURRENTLY EMPLOYED BY THE OTHER AMERICAN FUNDS. THE BOARD MADE THIS DECISION
BECAUSE THE NATURE OF THE FUNDS DOES NOT LEND ITSELF TO ABUSIVE MARKET TIMING
ACTIVITIES. HOWEVER, AMERICAN FUNDS SERVICE COMPANY WILL MONITOR FOR FREQUENT
TRADING IN THE FUNDS' SHARES, AND ALL TRANSACTIONS IN FUND SHARES ARE SUBJECT
TO THE SERIES' AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY
ABUSIVE TRADING. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                  American Funds Target Date Retirement Series / Prospectus  43


PURCHASE MINIMUMS AND MAXIMUMS FOR IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT
ACCOUNTS

-------------------------------------------------------------------------------------------------------
PURCHASE MINIMUMS FOR CLASS A SHARES/1/
To establish an account                                                                         $250/2/
-------------------------------------------------------------------------------------------------------
   For a payroll deduction retirement plan account or payroll deduction savings plan account      25
-------------------------------------------------------------------------------------------------------
To add to an account                                                                              50
-------------------------------------------------------------------------------------------------------
   For a payroll deduction retirement plan or IRA account                                         25
-------------------------------------------------------------------------------------------------------

/1/Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

SALES

Please contact your dealer, financial adviser, American Funds Service Company or, in the case of an employer-sponsored retirement plan, your plan administrator or recordkeeper, in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of
Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs" in this prospectus.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, IRA and other individual-type retirement account shareholders are automatically eligible to redeem or exchange shares by telephone, fax or the
Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the series, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any loses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the series may be liable for losses due to unauthorized or fraudulent instructions.

VALUING SHARES

The net asset value of each share class of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value per share of each class of a fund equals the total value of the class's assets, less the class's liabilities, divided by the number of the class's outstanding shares. Shares are valued each day the New York Stock Exchange is open for trading.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

44  American Funds Target Date Retirement Series / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                DEALER
                                                    NET       COMMISSION
                                         OFFERING  AMOUNT   AS A PERCENTAGE
   INVESTMENT                             PRICE   INVESTED OF OFFERING PRICE
   -------------------------------------------------------------------------
   Less than $25,000                      5.75%    6.10%         5.00%
   -------------------------------------------------------------------------
   $25,000 but less than $50,000           5.00     5.26          4.25
   -------------------------------------------------------------------------
   $50,000 but less than $100,000          4.50     4.71          3.75
   -------------------------------------------------------------------------
   $100,000 but less than $250,000         3.50     3.63          2.75
   -------------------------------------------------------------------------
   $250,000 but less than $500,000         2.50     2.56          2.00
   -------------------------------------------------------------------------
   $500,000 but less than $750,000         2.00     2.04          1.60
   -------------------------------------------------------------------------
   $750,000 but less than $1 million       1.50     1.52          1.20
   -------------------------------------------------------------------------
   $1 million or more and certain other    none     none       see below
   investments described below
   -------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by IRA and individual-type retirement account shareholders on investments in Class A shares may be higher or lower than the
1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT ACCOUNT
INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1%
CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF
PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

..investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares of the American Funds before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds; and

..certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group
Companies. Please see the statement of additional information for more information.

                  American Funds Target Date Retirement Series / Prospectus  45


EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of the
American Funds without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the funds in the series without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A shares on or after January 1, 2009 unless such plan was invested in Class A shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or
American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A contingent deferred sales charge waived in the case of IRA and other individual-type retirement account investments, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES, AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments (excluding direct purchases of American Funds money market funds) to reduce their Class A sales charge.

IRA and other individual-type retirement account shareholders, as well as their
"immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), may combine all of their eligible American Funds investments (excluding direct purchases of American
Funds money market funds) to reduce their Class A sales charge.

The following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by IRA and other individual-type retirement account shareholders and their immediate family
 (see above) may be aggregated if made for their own account(s) and/or certain other accounts, such as:

  .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

  .solely controlled business accounts; and

  .single-participant retirement plans.

46  American Funds Target Date Retirement Series / Prospectus


 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge. IRA and other individual-type retirement account shareholders may also combine purchases for gifts upon request.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 Upon their request, IRA and other individual-type retirement account shareholders who make a gift of shares may purchase the shares at the sales charge discount allowed under rights of accumulation of all eligible accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds (excluding American Funds money market funds)
 you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A shares in the case of IRA and other individual-type retirement account investments may be waived in the following cases:

..permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

..tax-free returns of excess contributions to IRAs;

..redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

..redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

..the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 --redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 --if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                  American Funds Target Date Retirement Series / Prospectus  47


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

..rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

..rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
 -- the assets being rolled over were invested in American Funds at the time of distribution; and
 -- the rolled over assets are contributed to an American Funds IRA with
 Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The series has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the series' board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares.
For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund in the series, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating
Expenses table under "Fees and expenses of the fund" for each fund. Since these fees are paid out of funds' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds (including the series).
The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American
Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American
Funds Distributors to dealers were less than .02% of the assets of the American
Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors
makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds, so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds
Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

48  American Funds Target Date Retirement Series / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Generally, all dividends and capital gain distributions paid to shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS
Dividends and capital gains distributed by each fund to tax-deferred retirement plan accounts and IRAs are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within tax-deferred retirement plan accounts and IRAs will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                  American Funds Target Date Retirement Series / Prospectus  49


Financial highlights/1/

The Financial Highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share of a particular class. Similar information will be shown for Class R-6 shares beginning with the series' fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the series' annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the series' financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM
                               INVESTMENT OPERATIONS/2/           DIVIDENDS AND DISTRIBUTIONS
                           --------------------------------  -------------------------------------
                                          NET
                                       (LOSSES)
                                       GAINS ON
                                      SECURITIES                                                     NET                  NET
                 NET ASSET               (BOTH               DIVIDENDS  DISTRIBUTIONS     TOTAL     ASSET               ASSETS,
                  VALUE,      NET      REALIZED   TOTAL FROM (FROM NET      (FROM       DIVIDENDS   VALUE,               END OF
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT    CAPITAL         AND      END OF   TOTAL     PERIOD (IN
PERIOD ENDED     OF PERIOD   INCOME   UNREALIZED) OPERATIONS  INCOME)      GAINS)     DISTRIBUTIONS PERIOD RETURN/3,4/ THOUSANDS)

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.20      $(4.33)     $(4.13)    $(.14)       $(.01)        $(.15)    $ 7.14   (36.61)%   $38,350
 10/31/2007/7/     10.00       .10        1.32        1.42        --           --            --      11.42    14.20      22,188
CLASS R-1:
 10/31/2008        11.36       .09       (4.26)      (4.17)     (.10)        (.01)         (.11)      7.08   (37.07)        928
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60         174
CLASS R-2:
 10/31/2008        11.36       .11       (4.29)      (4.18)     (.11)        (.01)         (.12)      7.06   (37.15)     24,657
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60      11,695
CLASS R-3:
 10/31/2008        11.40       .14       (4.30)      (4.16)     (.13)        (.01)         (.14)      7.10   (36.90)     24,154
 10/31/2007/7/     10.00       .06        1.34        1.40        --           --            --      11.40    14.00       7,383
CLASS R-4:
 10/31/2008        11.43       .18       (4.31)      (4.13)     (.15)        (.01)         (.16)      7.14   (36.64)      7,121
 10/31/2007/7/     10.00       .08        1.35        1.43        --           --            --      11.43    14.30       2,597
CLASS R-5:
 10/31/2008        11.45       .22       (4.33)      (4.11)     (.16)        (.01)         (.17)      7.17   (36.43)      2,712
 10/31/2007/7/     10.00       .10        1.35        1.45        --           --            --      11.45    14.50       1,214
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.19      $(4.32)     $(4.13)    $(.14)       $  --/9/      $(.14)    $ 7.15   (36.60)%   $28,693
 10/31/2007/7/     10.00       .10        1.32        1.42        --           --            --      11.42    14.20      12,036
CLASS R-1:
 10/31/2008        11.36       .11       (4.29)      (4.18)     (.10)          --/9/       (.10)      7.08   (37.10)        562
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60         276
CLASS R-2:
 10/31/2008        11.36       .10       (4.28)      (4.18)     (.11)          --/9/       (.11)      7.07   (37.14)     20,523
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60       5,083
CLASS R-3:
 10/31/2008        11.40       .15       (4.31)      (4.16)     (.13)          --/9/       (.13)      7.11   (36.87)     20,938
 10/31/2007/7/     10.00       .03        1.37        1.40        --           --            --      11.40    14.00       6,894
CLASS R-4:
 10/31/2008        11.43       .16       (4.31)      (4.15)     (.14)          --/9/       (.14)      7.14   (36.72)      6,394
 10/31/2007/7/     10.00       .10        1.33        1.43        --           --            --      11.43    14.30       1,003
CLASS R-5:
 10/31/2008        11.45       .20       (4.33)      (4.13)     (.15)          --/9/       (.15)      7.17   (36.51)      4,668
 10/31/2007/7/     10.00       .10        1.35        1.45        --           --            --      11.45    14.50       1,444
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.19      $(4.32)     $(4.13)    $(.14)       $(.01)        $(.15)    $ 7.14   (36.65)%   $64,679
 10/31/2007/7/     10.00       .09        1.33        1.42        --           --            --      11.42    14.20      29,211
CLASS R-1:
 10/31/2008        11.36       .11       (4.28)      (4.17)     (.11)        (.01)         (.12)      7.07   (37.12)      1,565
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60         583
CLASS R-2:
 10/31/2008        11.36       .10       (4.28)      (4.18)     (.11)        (.01)         (.12)      7.06   (37.17)     44,147
 10/31/2007/7/     10.00       .03        1.33        1.36        --           --            --      11.36    13.60      12,716
CLASS R-3:
 10/31/2008        11.40       .14       (4.29)      (4.15)     (.13)        (.01)         (.14)      7.11   (36.85)     52,383
 10/31/2007/7/     10.00       .04        1.36        1.40        --           --            --      11.40    14.00      16,501
CLASS R-4:
 10/31/2008        11.43       .18       (4.32)      (4.14)     (.14)        (.01)         (.15)      7.14   (36.69)     15,292
 10/31/2007/7/     10.00       .10        1.33        1.43        --           --            --      11.43    14.30       4,537
CLASS R-5:
 10/31/2008        11.45       .20       (4.32)      (4.12)     (.15)        (.01)         (.16)      7.17   (36.47)     10,341
 10/31/2007/7/     10.00       .11        1.34        1.45        --           --            --      11.45    14.50       3,119

                  RATIO OF   RATIO OF
                  EXPENSES   EXPENSES              RATIO OF
                 TO AVERAGE TO AVERAGE               NET
                 NET ASSETS NET ASSETS              INCOME
                   BEFORE      AFTER        NET       TO
                 REIMBURSE- REIMBURSE-   EFFECTIVE AVERAGE
                   MENTS/     MENTS/      EXPENSE    NET
PERIOD ENDED     WAIVERS/5/ WAIVERS/4,5/ RATIO/6/  ASSETS/4/

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .44%       .25%        .67%     2.07%
 10/31/2007/7/       .79/8/     .35/8/      .77/8/   1.18/8/
CLASS R-1:
 10/31/2008         1.53       1.04        1.46       .95
 10/31/2007/7/      1.95/8/    1.07/8/     1.49/8/    .42/8/
CLASS R-2:
 10/31/2008         1.52       1.08        1.50      1.18
 10/31/2007/7/      1.56/8/    1.08/8/     1.50/8/    .39/8/
CLASS R-3:
 10/31/2008          .94        .65        1.07      1.51
 10/31/2007/7/      1.17/8/     .65/8/     1.07/8/    .79/8/
CLASS R-4:
 10/31/2008          .56        .30         .72      1.87
 10/31/2007/7/       .88/8/     .32/8/      .74/8/    .94/8/
CLASS R-5:
 10/31/2008          .26        .02         .44      2.27
 10/31/2007/7/       .41/8/     .02/8/      .44/8/   1.28/8/
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .46%       .26%        .68%     1.94%
 10/31/2007/7/      1.07/8/     .35/8/      .77/8/   1.18/8/
CLASS R-1:
 10/31/2008         1.54       1.03        1.45      1.13
 10/31/2007/7/      2.04/8/    1.07/8/     1.49/8/    .32/8/
CLASS R-2:
 10/31/2008         1.74       1.08        1.50      1.03
 10/31/2007/7/      2.15/8/    1.08/8/     1.50/8/    .37/8/
CLASS R-3:
 10/31/2008          .99        .65        1.07      1.57
 10/31/2007/7/      1.37/8/     .65/8/     1.07/8/    .36/8/
CLASS R-4:
 10/31/2008          .59        .32         .74      1.71
 10/31/2007/7/      1.32/8/     .32/8/      .74/8/   1.18/8/
CLASS R-5:
 10/31/2008          .24        .02         .44      2.12
 10/31/2007/7/       .49/8/     .02/8/      .44/8/   1.18/8/
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .42%       .26%        .68%     1.99%
 10/31/2007/7/       .72/8/     .35/8/      .77/8/   1.16/8/
CLASS R-1:
 10/31/2008         1.39       1.03        1.45      1.12
 10/31/2007/7/      1.59/8/    1.07/8/     1.49/8/    .33/8/
CLASS R-2:
 10/31/2008         1.41       1.08        1.50      1.06
 10/31/2007/7/      1.59/8/    1.08/8/     1.50/8/    .36/8/
CLASS R-3:
 10/31/2008          .85        .65        1.07      1.48
 10/31/2007/7/      1.03/8/     .65/8/     1.07/8/    .54/8/
CLASS R-4:
 10/31/2008          .51        .30         .72      1.91
 10/31/2007/7/       .72/8/     .32/8/      .74/8/   1.19/8/
CLASS R-5:
 10/31/2008          .19        .02         .44      2.13
 10/31/2007/7/       .34/8/     .02/8/      .44/8/   1.31/8/

Please see page 53 for footnotes.

50  American Funds Target Date Retirement Series / Prospectus


                                  (LOSS) INCOME FROM
                               INVESTMENT OPERATIONS/2/           DIVIDENDS AND DISTRIBUTIONS
                           --------------------------------  -------------------------------------
                                          NET
                                       (LOSSES)
                                       GAINS ON
                                      SECURITIES                                                     NET                  NET
                 NET ASSET               (BOTH               DIVIDENDS  DISTRIBUTIONS     TOTAL     ASSET               ASSETS,
                  VALUE,      NET      REALIZED   TOTAL FROM (FROM NET      (FROM       DIVIDENDS   VALUE,               END OF
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT    CAPITAL         AND      END OF   TOTAL     PERIOD (IN
 PERIOD ENDED    OF PERIOD   INCOME   UNREALIZED) OPERATIONS  INCOME)      GAINS)     DISTRIBUTIONS PERIOD RETURN/3,4/ THOUSANDS)

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.42      $.19      $(4.32)     $(4.13)    $(.14)        $--/9/       $(.14)    $ 7.15   (36.58)%   $ 94,123
 10/31/2007/7/     10.00       .09        1.33        1.42        --          --             --      11.42    14.20       44,324
CLASS R-1:
 10/31/2008        11.36       .12       (4.29)      (4.17)     (.12)         --/9/        (.12)      7.07   (37.07)       1,385
 10/31/2007/7/     10.00       .03        1.33        1.36        --          --             --      11.36    13.60          408
CLASS R-2:
 10/31/2008        11.36       .10       (4.28)      (4.18)     (.11)         --/9/        (.11)      7.07   (37.10)      58,095
 10/31/2007/7/     10.00       .03        1.33        1.36        --          --             --      11.36    13.60       19,489
CLASS R-3:
 10/31/2008        11.40       .15       (4.31)      (4.16)     (.13)         --/9/        (.13)      7.11   (36.86)      58,657
 10/31/2007/7/     10.00       .05        1.35        1.40        --          --             --      11.40    14.00       25,417
CLASS R-4:
 10/31/2008        11.43       .17       (4.32)      (4.15)     (.14)         --/9/        (.14)      7.14   (36.70)      20,881
 10/31/2007/7/     10.00       .09        1.34        1.43        --          --             --      11.43    14.30        6,325
CLASS R-5:
 10/31/2008        11.45       .20       (4.33)      (4.13)     (.15)         --/9/        (.15)      7.17   (36.49)      12,289
 10/31/2007/7/     10.00       .11        1.34        1.45        --          --             --      11.45    14.50        4,203
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.39      $.20      $(4.29)     $(4.09)    $(.14)        $--/9/       $(.14)    $ 7.16   (36.30)%   $130,458
 10/31/2007/7/     10.00       .10        1.29        1.39        --          --             --      11.39    13.90       61,637
CLASS R-1:
 10/31/2008        11.33       .13       (4.26)      (4.13)     (.10)         --/9/        (.10)      7.10   (36.74)       3,384
 10/31/2007/7/     10.00       .03        1.30        1.33        --          --             --      11.33    13.30        1,973
CLASS R-2:
 10/31/2008        11.33       .11       (4.24)      (4.13)     (.12)         --/9/        (.12)      7.08   (36.84)      81,500
 10/31/2007/7/     10.00       .04        1.29        1.33        --          --             --      11.33    13.30       25,085
CLASS R-3:
 10/31/2008        11.37       .16       (4.27)      (4.11)     (.14)         --/9/        (.14)      7.12   (36.58)      96,539
 10/31/2007/7/     10.00       .06        1.31        1.37        --          --             --      11.37    13.70       34,337
CLASS R-4:
 10/31/2008        11.40       .19       (4.28)      (4.09)     (.15)         --/9/        (.15)      7.16   (36.34)      37,796
 10/31/2007/7/     10.00       .10        1.30        1.40        --          --             --      11.40    14.00       12,677
CLASS R-5:
 10/31/2008        11.42       .21       (4.28)      (4.07)     (.16)         --/9/        (.16)      7.19   (36.13)      17,570
 10/31/2007/7/     10.00       .11        1.31        1.42        --          --             --      11.42    14.20        5,261
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.37      $.21      $(4.24)     $(4.03)    $(.14)        $--/9/       $(.14)    $ 7.20   (35.82)%   $163,525
 10/31/2007/7/     10.00       .10        1.27        1.37        --          --             --      11.37    13.70       86,450
CLASS R-1:
 10/31/2008        11.31       .13       (4.20)      (4.07)     (.11)         --/9/        (.11)      7.13   (36.32)       2,127
 10/31/2007/7/     10.00       .04        1.27        1.31        --          --             --      11.31    13.10        1,118
CLASS R-2:
 10/31/2008        11.31       .12       (4.19)      (4.07)     (.12)         --/9/        (.12)      7.12   (36.34)      91,210
 10/31/2007/7/     10.00       .04        1.27        1.31        --          --             --      11.31    13.10       29,364
CLASS R-3:
 10/31/2008        11.35       .17       (4.22)      (4.05)     (.14)         --/9/        (.14)      7.16   (36.10)     105,548
 10/31/2007/7/     10.00       .06        1.29        1.35        --          --             --      11.35    13.50       45,907
CLASS R-4:
 10/31/2008        11.38       .19       (4.22)      (4.03)     (.15)         --/9/        (.15)      7.20   (35.87)      47,207
 10/31/2007/7/     10.00       .10        1.28        1.38        --          --             --      11.38    13.80       15,153
CLASS R-5:
 10/31/2008        11.40       .22       (4.23)      (4.01)     (.16)         --/9/        (.16)      7.23   (35.64)      17,830
 10/31/2007/7/     10.00       .12        1.28        1.40        --          --             --      11.40    14.00        5,350

                  RATIO OF   RATIO OF
                  EXPENSES   EXPENSES              RATIO OF
                 TO AVERAGE TO AVERAGE               NET
                 NET ASSETS NET ASSETS              INCOME
                   BEFORE      AFTER        NET       TO
                 REIMBURSE- REIMBURSE-   EFFECTIVE AVERAGE
                   MENTS/     MENTS/      EXPENSE    NET
 PERIOD ENDED    WAIVERS/5/ WAIVERS/4,5/ RATIO/6/  ASSETS/4/

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .40%       .24%        .66%     2.01%
 10/31/2007/7/       .65/8/     .35/8/      .77/8/   1.15/8/
CLASS R-1:
 10/31/2008         1.39       1.03        1.45      1.23
 10/31/2007/7/      1.62/8/    1.07/8/     1.49/8/    .41/8/
CLASS R-2:
 10/31/2008         1.30       1.08        1.50      1.08
 10/31/2007/7/      1.43/8/    1.08/8/     1.50/8/    .40/8/
CLASS R-3:
 10/31/2008          .83        .65        1.07      1.57
 10/31/2007/7/       .93/8/     .65/8/     1.07/8/    .64/8/
CLASS R-4:
 10/31/2008          .50        .31         .73      1.85
 10/31/2007/7/       .65/8/     .32/8/      .74/8/   1.17/8/
CLASS R-5:
 10/31/2008          .18        .02         .44      2.16
 10/31/2007/7/       .27/8/     .02/8/      .44/8/   1.30/8/
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .41%       .26%        .67%     2.10%
 10/31/2007/7/       .61/8/     .35/8/      .77/8/   1.22/8/
CLASS R-1:
 10/31/2008         1.27       1.02        1.43      1.36
 10/31/2007/7/      1.38/8/    1.07/8/     1.49/8/    .39/8/
CLASS R-2:
 10/31/2008         1.24       1.08        1.49      1.15
 10/31/2007/7/      1.35/8/    1.08/8/     1.50/8/    .48/8/
CLASS R-3:
 10/31/2008          .80        .65        1.06      1.63
 10/31/2007/7/       .90/8/     .65/8/     1.07/8/    .73/8/
CLASS R-4:
 10/31/2008          .48        .31         .72      2.00
 10/31/2007/7/       .61/8/     .32/8/      .74/8/   1.24/8/
CLASS R-5:
 10/31/2008          .18        .02         .43      2.20
 10/31/2007/7/       .25/8/     .02/8/      .44/8/   1.42/8/
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .40%       .25%        .66%     2.19%
 10/31/2007/7/       .60/8/     .35/8/      .77/8/   1.26/8/
CLASS R-1:
 10/31/2008         1.29       1.02        1.43      1.38
 10/31/2007/7/      1.40/8/    1.07/8/     1.49/8/    .49/8/
CLASS R-2:
 10/31/2008         1.21       1.06        1.47      1.24
 10/31/2007/7/      1.33/8/    1.08/8/     1.50/8/    .48/8/
CLASS R-3:
 10/31/2008          .79        .64        1.05      1.75
 10/31/2007/7/       .88/8/     .65/8/     1.07/8/    .74/8/
CLASS R-4:
 10/31/2008          .48        .32         .73      1.95
 10/31/2007/7/       .57/8/     .32/8/      .74/8/   1.30/8/
CLASS R-5:
 10/31/2008          .17        .02         .43      2.29
 10/31/2007/7/       .24/8/     .02/8/      .44/8/   1.46/8/

Please see page 53 for footnotes.

                  American Funds Target Date Retirement Series / Prospectus  51


                                  (LOSS) INCOME FROM
                               INVESTMENT OPERATIONS/2/           DIVIDENDS AND DISTRIBUTIONS
                           --------------------------------  -------------------------------------
                                          NET
                                       (LOSSES)
                                       GAINS ON
                                      SECURITIES                                                     NET                  NET
                 NET ASSET               (BOTH               DIVIDENDS  DISTRIBUTIONS     TOTAL     ASSET               ASSETS,
                  VALUE,      NET      REALIZED   TOTAL FROM (FROM NET      (FROM       DIVIDENDS   VALUE,               END OF
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT    CAPITAL         AND      END OF   TOTAL     PERIOD (IN
 PERIOD ENDED    OF PERIOD   INCOME   UNREALIZED) OPERATIONS  INCOME)      GAINS)     DISTRIBUTIONS PERIOD RETURN/3,4/ THOUSANDS)

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.30      $.23      $(4.01)     $(3.78)    $(.14)       $  --/9/      $(.14)    $ 7.38   (33.81)%   $217,608
 10/31/2007/7/     10.00       .12        1.18        1.30        --           --            --      11.30    13.00      120,456
CLASS R-1:
 10/31/2008        11.24       .14       (3.96)      (3.82)     (.11)          --/9/       (.11)      7.31   (34.30)       3,160
 10/31/2007/7/     10.00       .06        1.18        1.24        --           --            --      11.24    12.40        1,475
CLASS R-2:
 10/31/2008        11.24       .14       (3.96)      (3.82)     (.12)          --/9/       (.12)      7.30   (34.33)     106,855
 10/31/2007/7/     10.00       .06        1.18        1.24        --           --            --      11.24    12.40       40,343
CLASS R-3:
 10/31/2008        11.28       .18       (3.98)      (3.80)     (.14)          --/9/       (.14)      7.34   (34.07)     142,374
 10/31/2007/7/     10.00       .08        1.20        1.28        --           --            --      11.28    12.80       60,541
CLASS R-4:
 10/31/2008        11.30       .21       (3.98)      (3.77)     (.15)          --/9/       (.15)      7.38   (33.77)      55,426
 10/31/2007/7/     10.00       .12        1.18        1.30        --           --            --      11.30    13.00       23,465
CLASS R-5:
 10/31/2008        11.33       .23       (3.99)      (3.76)     (.16)          --/9/       (.16)      7.41   (33.61)      23,433
 10/31/2007/7/     10.00       .14        1.19        1.33        --           --            --      11.33    13.30        5,773
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.16      $.26      $(3.64)     $(3.38)    $(.16)       $  --/9/      $(.16)    $ 7.62   (30.69)%   $229,310
 10/31/2007/7/     10.00       .15        1.01        1.16        --           --            --      11.16    11.60      120,871
CLASS R-1:
 10/31/2008        11.11       .19       (3.62)      (3.43)     (.12)          --/9/       (.12)      7.56   (31.17)       2,507
 10/31/2007/7/     10.00       .09        1.02        1.11        --           --            --      11.11    11.10        1,085
CLASS R-2:
 10/31/2008        11.10       .19       (3.60)      (3.41)     (.14)          --/9/       (.14)      7.55   (31.08)      82,597
 10/31/2007/7/     10.00       .09        1.01        1.10        --           --            --      11.10    11.00       30,602
CLASS R-3:
 10/31/2008        11.14       .23       (3.62)      (3.39)     (.16)          --/9/       (.16)      7.59   (30.87)     117,078
 10/31/2007/7/     10.00       .12        1.02        1.14        --           --            --      11.14    11.40       52,436
CLASS R-4:
 10/31/2008        11.17       .26       (3.64)      (3.38)     (.16)          --/9/       (.16)      7.63   (30.63)      45,228
 10/31/2007/7/     10.00       .16        1.01        1.17        --           --            --      11.17    11.70       20,916
CLASS R-5:
 10/31/2008        11.19       .28       (3.63)      (3.35)     (.18)          --/9/       (.18)      7.66   (30.41)      19,267
 10/31/2007/7/     10.00       .17        1.02        1.19        --           --            --      11.19    11.90        5,250
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008       $11.08      $.29      $(3.50)     $(3.21)    $(.17)       $(.01)        $(.18)    $ 7.69   (29.38)%   $193,480
 10/31/2007/7/     10.00       .18         .90        1.08        --           --            --      11.08    10.80      115,796
CLASS R-1:
 10/31/2008        11.03       .24       (3.49)      (3.25)     (.13)        (.01)         (.14)      7.64   (29.83)       1,118
 10/31/2007/7/     10.00       .13         .90        1.03        --           --            --      11.03    10.30          986
CLASS R-2:
 10/31/2008        11.03       .21       (3.47)      (3.26)     (.14)        (.01)         (.15)      7.62   (29.89)      57,628
 10/31/2007/7/     10.00       .12         .91        1.03        --           --            --      11.03    10.30       22,695
CLASS R-3:
 10/31/2008        11.06       .26       (3.48)      (3.22)     (.17)        (.01)         (.18)      7.66   (29.55)      86,635
 10/31/2007/7/     10.00       .15         .91        1.06        --           --            --      11.06    10.60       44,224
CLASS R-4:
 10/31/2008        11.09       .29       (3.49)      (3.20)     (.18)        (.01)         (.19)      7.70   (29.32)      39,649
 10/31/2007/7/     10.00       .19         .90        1.09        --           --            --      11.09    10.90       19,354
CLASS R-5:
 10/31/2008        11.11       .31       (3.49)      (3.18)     (.19)        (.01)         (.20)      7.73   (29.10)      21,528
 10/31/2007/7/     10.00       .20         .91        1.11        --           --            --      11.11    11.10        9,131

                  RATIO OF   RATIO OF
                  EXPENSES   EXPENSES              RATIO OF
                 TO AVERAGE TO AVERAGE               NET
                 NET ASSETS NET ASSETS              INCOME
                   BEFORE      AFTER        NET       TO
                 REIMBURSE- REIMBURSE-   EFFECTIVE AVERAGE
                   MENTS/     MENTS/      EXPENSE    NET
 PERIOD ENDED    WAIVERS/5/ WAIVERS/4,5/ RATIO/6/  ASSETS/4/

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .42%       .28%        .68%     2.33%
 10/31/2007/7/       .60/8/     .37/8/      .78/8/   1.47/8/
CLASS R-1:
 10/31/2008         1.28       1.02        1.42      1.51
 10/31/2007/7/      1.40/8/    1.07/8/     1.48/8/    .69/8/
CLASS R-2:
 10/31/2008         1.16       1.02        1.42      1.48
 10/31/2007/7/      1.29/8/    1.08/8/     1.49/8/    .70/8/
CLASS R-3:
 10/31/2008          .77        .63        1.03      1.91
 10/31/2007/7/       .86/8/     .65/8/     1.06/8/    .99/8/
CLASS R-4:
 10/31/2008          .47        .31         .71      2.22
 10/31/2007/7/       .55/8/     .32/8/      .73/8/   1.56/8/
CLASS R-5:
 10/31/2008          .16        .02         .42      2.40
 10/31/2007/7/       .23/8/     .02/8/      .43/8/   1.79/8/
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .49%       .34%        .74%     2.71%
 10/31/2007/7/       .61/8/     .37/8/      .78/8/   1.90/8/
CLASS R-1:
 10/31/2008         1.28       1.02        1.42      2.01
 10/31/2007/7/      1.39/8/    1.07/8/     1.48/8/   1.16/8/
CLASS R-2:
 10/31/2008         1.16       1.02        1.42      1.97
 10/31/2007/7/      1.30/8/    1.08/8/     1.49/8/   1.15/8/
CLASS R-3:
 10/31/2008          .77        .63        1.03      2.37
 10/31/2007/7/       .86/8/     .65/8/     1.06/8/   1.48/8/
CLASS R-4:
 10/31/2008          .47        .31         .71      2.68
 10/31/2007/7/       .54/8/     .32/8/      .73/8/   1.96/8/
CLASS R-5:
 10/31/2008          .17        .02         .42      2.91
 10/31/2007/7/       .23/8/     .02/8/      .43/8/   2.16/8/
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
CLASS A:
 10/31/2008          .48%       .33%        .72%     3.04%
 10/31/2007/7/       .60/8/     .37/8/      .77/8/   2.31/8/
CLASS R-1:
 10/31/2008         1.27       1.02        1.41      2.42
 10/31/2007/7/      1.35/8/    1.07/8/     1.47/8/   1.64/8/
CLASS R-2:
 10/31/2008         1.18       1.03        1.42      2.20
 10/31/2007/7/      1.34/8/    1.08/8/     1.48/8/   1.58/8/
CLASS R-3:
 10/31/2008          .78        .63        1.02      2.68
 10/31/2007/7/       .87/8/     .65/8/     1.05/8/   1.88/8/
CLASS R-4:
 10/31/2008          .48        .31         .70      2.97
 10/31/2007/7/       .57/8/     .32/8/      .72/8/   2.35/8/
CLASS R-5:
 10/31/2008          .17        .02         .41      3.26
 10/31/2007/7/       .29/8/     .02/8/      .42/8/   2.57/8/

Please see page 53 for footnotes.

52  American Funds Target Date Retirement Series / Prospectus


                                                         PERIOD ENDED OCTOBER 31,
                                                         ------------------------
      PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES   2008       2007/7/
      ---------------------------------------------------------------------------

                         2050 Fund                         5%           1%
                         2045 Fund                         2           --/10/
                         2040 Fund                         2            1
                         2035 Fund                        --/10/       --/10/
                         2030 Fund                         2           --/10/
                         2025 Fund                         1            1
                         2020 Fund                         1           --/10/
                         2015 Fund                         3           --/10/
                         2010 Fund                        12            8

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/Based on average shares outstanding.
/3/Total returns exclude any applicable sales charges.
/4/This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, Capital Research and Management Company paid a portion of the fund's administrative services fees for certain retirement plan share classes.
/5/This column does not include expenses of the underlying funds in which each fund invests.

/6/This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 8 to 10 for further information regarding fees and expenses.
/7/For the period February 1, 2007, commencement of operations, through October
   31, 2007.
/8/Annualized.
/9/Amount less than $.01.
/10/Amount is either less than 1% or there is no turnover.

                  American Funds Target Date Retirement Series / Prospectus  53


       [LOGO] American Funds/(R)/  The right choice for the long term(R)

                                      American Funds Service Company
    FOR SHAREHOLDER SERVICES          800/421-0180
--------------------------------------------------------------------------------

    FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator

                                      American Funds Distributors
    FOR DEALER SERVICES               800/421-9900
--------------------------------------------------------------------------------

                                      americanfunds.com
    FOR 24-HOUR INFORMATION           AmericanFundsRetirement.com
   Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the series, including the series' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
100 F Street, NE, Washington, DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street,
Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC) Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                 Investment Company File No. 811-21981
                            RPGEPR-850-0509P Litho in USA CGD/RRD/9773

THE CAPITAL GROUP COMPANIES

American Funds Capital Research and Management  Capital International  Capital Guardian Capital Bank and Trust


              AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND/(R)/

     EACH A FUND OF AMERICAN FUNDS TARGET DATE RETIREMENT SERIES,/(R)/ INC.

                                     Part B
                      Statement of Additional Information

                                  May 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Target Date Retirement Series (the
"series") dated May 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the series at the following address:
                  American Funds Target Date Retirement Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

             American Funds Target Date Retirement Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

                        *     *     *     *     *     *

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks" which provides information about the series and the underlying funds.

INVESTMENT TECHNIQUES RELATING TO THE FUNDS IN THE SERIES -- In addition to its investments in the underlying funds, a portion of each fund's assets, which will normally be less than 20%, may be held in cash or cash equivalents, including but not limited to obligations of banks, such as time deposits or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Each fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes,
U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

INVESTMENT TECHNIQUES RELATING TO THE UNDERLYING FUNDS -- Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or "Fundamental policies and investment restrictions" of this SAI, or by applicable law, each fund in the series may invest in underlying funds which engage in each of the practices described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

EQUITY SECURITIES -- An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

             American Funds Target Date Retirement Series -- Page 2

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

DEBT SECURITIES -- An underlying fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.
The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

             American Funds Target Date Retirement Series -- Page 3

INVESTING IN SMALLER CAPITALIZATION STOCKS -- An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN PRIVATE COMPANIES -- An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with an underlying fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions.

             American Funds Target Date Retirement Series -- Page 4

Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS -- An underlying fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, an underlying fund may engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund may only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the underlying fund's investment. If this happened, the underlying fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

             American Funds Target Date Retirement Series -- Page 5

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the
     "counterparty") through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

     INVESTOR INFORMATION -- An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION -- An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

     FRAUDULENT SECURITIES -- Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and

             American Funds Target Date Retirement Series -- Page 6

     interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie
     Mae), the Veterans Administration (VA), the Federal Housing Administration
     (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

PASS-THROUGH SECURITIES -- An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at

             American Funds Target Date Retirement Series -- Page 7

     varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

CURRENCY TRANSACTIONS -- An underlying fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by an underlying fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Such underlying fund will not generally attempt to protect against all potential changes in exchange rates.
The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the
Securities and Exchange Commission.

             American Funds Target Date Retirement Series -- Page 8

Certain provisions of the Internal Revenue Code may affect the extent to which an underlying fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- An
underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

REPURCHASE AGREEMENTS -- An underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

An underlying fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

             American Funds Target Date Retirement Series -- Page 9

INFLATION-INDEXED BONDS -- An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

MATURITY -- The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.
The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund's portfolio accordingly.
Keeping in mind the underlying fund's objective, the investment adviser may increase the underlying fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

REINSURANCE RELATED NOTES AND BONDS -- An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

INVERSE FLOATING RATE NOTES -- An underlying fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in

            American Funds Target Date Retirement Series -- Page 10

market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

LOWER RATED DEBT SECURITIES -- Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the series'
investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S.
securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the
European and the U.S. securities markets, and may be dollar denominated.
Depositary receipts represent and may be converted into the underlying foreign security.

            American Funds Target Date Retirement Series -- Page 11

OPTIONS ON U.S. TREASURY SECURITIES - An underlying fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call)
option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call)
option on Treasury securities generally increases (decreases) with an increase
(decrease) in prevailing interest rates. Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance).
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company
(leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to

            American Funds Target Date Retirement Series -- Page 12

receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies.
As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. The investment adviser expects that most loan assignments and participations purchased for an underlying fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REAL ESTATE INVESTMENT TRUSTS -- An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

            American Funds Target Date Retirement Series -- Page 13

CASH AND CASH EQUIVALENTS -- An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/ corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S.
currencies or multinational currency units.

4(2) COMMERCIAL PAPER -- An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2)
commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the
1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

LOANS OF PORTFOLIO SECURITIES -- An underlying fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. An underlying fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Such underlying fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.

RESTRICTED OR ILLIQUID SECURITIES -- An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the
"1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

INVESTMENTS IN REGISTERED OPEN-END INVESTMENT COMPANIES AND UNIT INVESTMENT
TRUSTS -- An underlying fund shall not acquire securities of open-end investment companies or investment

            American Funds Target Date Retirement Series -- Page 14

unit trusts registered under the Investment Company Act of 1940 in reliance on
Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

                        *     *     *     *     *     *

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Each fund in the series may not:

1.   Act as underwriter of securities issued by other persons.

2.   Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed).

3.   Buy or sell real estate in the ordinary course of business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

4.   Purchase or deal in commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts.

5.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

6.   Purchase securities of any company for the purpose of exercising control or management.

7.   Purchase any securities of any issuer, except the U.S. government (or its instrumentalities) or securities issued by investment companies, if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to
75% of the fund's total assets.

            American Funds Target Date Retirement Series -- Page 15

8.   Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities or securities issued by investment companies) if immediately after and as a result of such purchase 25%
or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry. (None of the underlying funds has a policy to concentrate in any one industry.)

9.   Issue senior securities except as permitted by the 1940 Act, as amended, or any rule thereunder, any SEC or SEC staff interpretation thereof or any exemptions therefrom, which may be granted by the SEC.

            American Funds Target Date Retirement Series -- Page 16

The following table details the percentage allocation of the 2050 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2050 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  45   40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   7%   7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
------------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA(R)
------------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    7    7    7    7    7    6    5     4      3    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    4    4    4    4    3    2    2     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    7    7    7    7    7    6    4    2     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         5%   5%   5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10   10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/      10   10   10   10    8    7    7    7    7     5      5    4    3    0    0     0
------------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA(R)
------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND/SM/
------------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       4%   4%   4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       3    3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
------------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   3    3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
------------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    0    0    0    0    5   10    10     10   10   10   10   10    10
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    0    0    0    0    0    5    5     5      5    5    0    0    0     0
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    0    0     5     10   20   25   25   25    25
OF AMERICA(R)
------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA/SM/
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
------------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5    5   10   20   25    35     40   45   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 17

The following table details the percentage allocation of the 2045 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2045 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
-------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    7    6    5     4      3    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    4    3    2    2     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    7    6    4    2     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
-------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10   10    8    7    7    7    7     5      5    4    3    0    0     0
-------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
-------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
-------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          4%   4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
-------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
-------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
-------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    0    5   10    10     10   10   10   10   10    10
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    0    5    5     5      5    5    0    0    0     0
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    0     5     10   20   25   25   25    25
OF AMERICA
-------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5   10   20   25    35     40   45   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 18

The following table details the percentage allocation of the 2040 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2040 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    3    3     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
--------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    3    0    0     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    6    5     4      3    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    3    2    2     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    6    4    2     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
--------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10    8    7    7    7    7     5      5    4    3    0    0     0
--------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
--------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
--------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
--------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    5    6    6    6    6     9      9   12   12   15   15    18
--------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    5    6    6    6    6     9      9   12   12   15   15    18
--------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    5   10    10     10   10   10   10   10    10
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    5    5     5      5    5    0    0    0     0
--------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0     5     10   20   25   25   25    25
OF AMERICA
--------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND
--------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5   10   20   25    35     40   45   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 19

The following table details the percentage allocation of the 2035 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2035 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    3    3     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
---------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    3    0    0     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    6    5     4      3    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    3    2    2     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    6    4    2     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
---------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
---------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10    8    7    7    7    7     5      5    4    3    0    0     0
---------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
---------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
---------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
---------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    5    6    6    6    6     9      9   12   12   15   15    18
---------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    5    6    6    6    6     9      9   12   12   15   15    18
---------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    5   10    10     10   10   10   10   10    10
---------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    5    5     5      5    5    0    0    0     0
---------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0     5     10   20   25   25   25    25
OF AMERICA
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND
---------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5   10   20   25    35     40   45   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 20

The following table details the percentage allocation of the 2030 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2030 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    3    3     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
----------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    3    0    0     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    6    5     4      3    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    3    2    2     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    6    4    2     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
----------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
----------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           8    7    7    7    7     5      5    4    3    0    0     0
----------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
----------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
----------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
----------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          5    6    6    6    6     9      9   12   12   15   15    18
----------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      5    6    6    6    6     9      9   12   12   15   15    18
----------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    5   10    10     10   10   10   10   10    10
----------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    5    5     5      5    5    0    0    0     0
----------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0     5     10   20   25   25   25    25
OF AMERICA
----------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND
----------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5   10   20   25    35     40   45   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 21

The following table details the percentage allocation of the 2025 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2025 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    3    3     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
THE GROWTH FUND                 7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
-----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    3    0    0     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    6    5     4      3    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW WORLD FUND                  4    3    2    2     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    6    4    2     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
-----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
-----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7    7    7    7     5      5    4    3    0    0     0
-----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
-----------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
-----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
-----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6    6    6    6     9      9   12   12   15   15    18
-----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6    6    6    6     9      9   12   12   15   15    18
-----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    5   10    10     10   10   10   10   10    10
-----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    5    5     5      5    5    0    0    0     0
-----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0     5     10   20   25   25   25    25
OF AMERICA
-----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND
-----------------------------------------------------------------------------------------
BOND ALLOCATION                 5   10   20   25    35     40   45   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 22

The following table details the percentage allocation of the 2020 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2020 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   15    10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND                      6%    5%    4%     3%     1%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4     3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
THE GROWTH FUND                 6     5     4      3      1     0     0     0     0      0
OF AMERICA
---------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            3     0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7     6     5      4      3     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW WORLD FUND                  3     2     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             6     4     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
GROWTH ALLOCATION              35    25    20     10      5     0     0     0     0      0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%    5%    7%     7%     7%    6%    5%    4%    3%     0%
---------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7     7     7      6      6     5     4     2     0      0
INCOME FUND
---------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7     7     7      5      5     4     3     0     0      0
---------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8     8     7      6      6     5     4     2     1      0
OF AMERICA
---------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     8     7      6      6     5     4     2     1      0
INVESTORS FUND
---------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35    35     30     30    25    20    10     5      0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          8%    8%    8%     7%     7%    6%    6%    5%    5%     4%
---------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6     6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6     6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20    20     25     25    30    30    35    35     40
BOND
AMERICAN HIGH-INCOME TRUST      0%    0%    0%     5%     5%    5%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0     5    10     10     10    10    10    10    10     10
---------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0     5     5      5      5     5     0     0     0      0
---------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     0     0      5     10    20    25    25    25     25
OF AMERICA
---------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0     0      0      0     5    15    20    25     25
OF AMERICA
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT                10    10    10     10     10     0     0     0     0      0
SECURITIES FUND
---------------------------------------------------------------------------------------------
BOND ALLOCATION                10    20    25     35     40    45    50    55    60     60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 23

The following table details the percentage allocation of the 2015 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2015 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND                      5%    4%     3%     1%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
THE GROWTH FUND                 5     4      3      1     0     0     0     0      0
OF AMERICA
---------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            6     5      4      3     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW WORLD FUND                  2     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             4     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
GROWTH ALLOCATION              25    20     10      5     0     0     0     0      0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%    7%     7%     7%    6%    5%    4%    3%     0%
---------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7     7      6      6     5     4     2     0      0
INCOME FUND
---------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7     7      5      5     4     3     0     0      0
---------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8     7      6      6     5     4     2     1      0
OF AMERICA
---------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     7      6      6     5     4     2     1      0
INVESTORS FUND
---------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35     30     30    25    20    10     5      0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          8%    8%     7%     7%    6%    6%    5%    5%     4%
---------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20     25     25    30    30    35    35     40
BOND
AMERICAN HIGH-INCOME TRUST      0%    0%     5%     5%    5%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        5    10     10     10    10    10    10    10     10
---------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         5     5      5      5     5     0     0     0      0
---------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     0      5     10    20    25    25    25     25
OF AMERICA
---------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0      0      0     5    15    20    25     25
OF AMERICA
---------------------------------------------------------------------------------------
U.S. GOVERNMENT                10    10     10     10     0     0     0     0      0
SECURITIES FUND
---------------------------------------------------------------------------------------
BOND ALLOCATION                20    25     35     40    45    50    55    60     60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 24

The following table details the percentage allocation of the 2010 fund to the underlying American Funds as of October 31, 2008/*/:

[graphic]

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2010 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   5     RETIRE   5      10     15     20     25      30

GROWTH
AMCAP FUND                       4%     3%      1%     0%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND          3      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
THE GROWTH FUND                  4      3       1      0      0      0      0       0
OF AMERICA
----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND             0      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND             5      4       3      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW WORLD FUND                   2      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND              2      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
GROWTH ALLOCATION               20     10       5      0      0      0      0       0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND             7%     7%      7%     6%     5%     4%     3%      0%
----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND         7      6       6      5      4      2      0       0
INCOME FUND
----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS            7      5       5      4      3      0      0       0
----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY           7      6       6      5      4      2      1       0
OF AMERICA
----------------------------------------------------------------------------------------
WASHINGTON MUTUAL                7      6       6      5      4      2      1       0
INVESTORS FUND
----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION    35     30      30     25     20     10      5       0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND           8%     7%      7%     6%     6%     5%     5%      4%
----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER           6      9       9     12     12     15     15      18
----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA       6      9       9     12     12     15     15      18
----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                      20     25      25     30     30     35     35      40
BOND
AMERICAN HIGH-INCOME TRUST       0%     5%      5%     5%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        10     10      10     10     10     10     10      10
----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND          5      5       5      5      0      0      0       0
----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND           0      5      10     20     25     25     25      25
OF AMERICA
----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND             0      0       0      5     15     20     25      25
OF AMERICA
----------------------------------------------------------------------------------------
U.S. GOVERNMENT                 10     10      10      0      0      0      0       0
SECURITIES FUND
----------------------------------------------------------------------------------------
BOND ALLOCATION                 25     35      40     45     50     55     60      60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments. A new fund managed by the investment adviser, International Growth and Income Fund, will be added as an underlying investment in the fund this year.

            American Funds Target Date Retirement Series -- Page 25

                            MANAGEMENT OF THE SERIES

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

                                                             NUMBER OF
 NAME, AGE AND                                             PORTFOLIOS/3/
 POSITION WITH SERIES         PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)       DURING PAST FIVE YEARS       BY DIRECTOR             BY DIRECTOR
---------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 72        Private investor and                 2         Anworth Mortgage Asset
 Chairman of the Board      corporate director; former                     Corporation; Office Depot,
 (Independent and Non-      Chairman of the Board,                         Inc.
 Executive) (2007)          In-Q-Tel, Inc. (technology
                            venture company funded
                            principally by the Central
                            Intelligence Agency); former
                            Chairman of the Board,
                            President and CEO,
                            Telecredit, Inc. (payment
                            services)
---------------------------------------------------------------------------------------------------------
 William H. Baribault,      Chairman of the Board and CEO,       2         None
 63                         Oakwood Enterprises (private
 Director (2009)            investment and consulting);
                            former Chairman of the Board,
                            President and CEO, Professional
                            Business Bank (financial
                            services for small
                            businesses); former
                            President and CEO, Henry
                            Company (building products)
---------------------------------------------------------------------------------------------------------
 Joe E. Davis, 74           Private investor; former             2         Anworth Mortgage Asset
 Director (2007)            Chairman of the Board,                         Corporation; Natural
                            Linear Corporation (linear                     Alternatives International,
                            motor design and production)                   Inc.

---------------------------------------------------------------------------------------------------------
 Martin Fenton, 73          Chairman of the Board,              19         None
 Director (2007)            Senior Resource Group LLC
                            (development and management
                            of senior living
                            communities)
---------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 62      President and CEO, Fuller           17         None
 Director (2007)            Consulting (financial
                            management consulting firm)

---------------------------------------------------------------------------------------------------------
 W. Scott Hedrick,  63      Founding General Partner,            2         Hot Topic, Inc.;
 Director (2007)            InterWest Partners (venture                    Office Depot, Inc.
                            capital firm focused on
                            information technology and
                            life sciences); Lecturer,
                            Stanford Graduate School of
                            Business
---------------------------------------------------------------------------------------------------------
 Merit E. Janow, 50         Professor, Columbia                  4         The NASDAQ Stock Market LLC;
 Director (2007)            University, School of                          Trimble Navigation Limited
                            International and Public
                            Affairs; former Member,
                            World Trade Organization
                            Appellate Body
---------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 55    Chairman of the Board and            6         None
 Director (2007)            CEO, Ladera Management
                            Company (private investment
                            company)
---------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 69      Chairman of the Board and            7         None
 Director (2007)            CEO, Cairnwood, Inc.
                            (venture capital investment)
---------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 26

"INTERESTED" DIRECTORS/5,6/

                                  PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS              NUMBER OF
 POSITION WITH SERIES          HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED            OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE SERIES             BY DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------

 James B. Lovelace, 53         Senior Vice President -                3         None
 Vice Chairman of the Board    Capital Research Global
 (2007)                        Investors, Capital Research
                               and Management Company;
                               Director, The Capital Group
                               Companies, Inc.*
------------------------------------------------------------------------------------------------------------
 Michael J. Downer, 54         Senior Vice President,                 1         None
 President (2006)              Secretary and Coordinator of
                               Legal and Compliance, Capital
                               Research and Management
                               Company; Director, American
                               Funds Distributors, Inc.*;
                               Director, Capital Bank and
                               Trust Company*

------------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 27

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Catherine L. Heron,     Senior Vice President and Senior Counsel - Fund
 62                      Business Management Group, Capital Research and
 Executive Vice          Management Company; Senior Vice President and General
 President (2007)        Counsel, Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 48       Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------
 Joyce E. Gordon, 52     Senior Vice President - Capital Research Global
 Senior Vice President   Investors, Capital Research and Management Company;
 (2007)                  Director, Capital Research and Management Company
-------------------------------------------------------------------------------
 Nicholas J. Grace, 43   Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research Company*
 (2007)
-------------------------------------------------------------------------------
 John H. Smet, 52        Senior Vice President - Fixed Income, Capital
 Senior Vice President   Research and Management Company; Director, American
 (2007)                  Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Steven I. Koszalka,     Vice President - Fund Business Management Group,
 45                      Capital Research and Management Company
 Secretary (2006)
-------------------------------------------------------------------------------
 Brian D. Bullard, 39    Vice President - Fund Business Management Group,
 Treasurer (2008)        Capital Research and Management Company; former Chief
                         Accountant, Division of Investment Management, United
                         States Securities and Exchange Commission
-------------------------------------------------------------------------------
 Gregory F. Niland, 37   Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the series within the meaning of the 1940 Act.

2 Directors and officers of the series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

5 "Interested persons" of the series within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital
 Research and Management Company, or affiliated entities (including the series'
 principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

            American Funds Target Date Retirement Series -- Page 28

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                              DOLLAR            DOLLAR
                                                            RANGE/1 /OF       RANGE/1/ OF
                                                            INDEPENDENT       INDEPENDENT
                                            AGGREGATE        DIRECTORS         DIRECTORS
                                         DOLLAR RANGE/1/     DEFERRED          DEFERRED
                        DOLLAR RANGE/1/     OF SHARES     COMPENSATION/3/   COMPENSATION/3/
                            OF FUND         OWNED IN         ALLOCATED       ALLOCATED TO
                        SHARES OWNED/2/     ALL FUNDS         TO FUND          ALL FUNDS
                           (AMERICAN         IN THE          (AMERICAN          WITHIN
                             FUNDS          AMERICAN           FUNDS           AMERICAN
                          TARGET DATE         FUNDS         TARGET DATE          FUNDS
                          RETIREMENT     FAMILY OVERSEEN    RETIREMENT      FAMILY OVERSEEN
         NAME                FUND)         BY DIRECTOR         FUND)          BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Lee A. Ault III           $50,001 -      Over $100,000         N/A               N/A
                           $100,000
                          (2010 Fund)
--------------------------------------------------------------------------------------------
 William H.                  None             None              N/A               N/A
 Baribault/4/
--------------------------------------------------------------------------------------------
 Joe E. Davis                None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000         N/A          Over $100,000
                            $50,000
                          (2040 Fund)
--------------------------------------------------------------------------------------------
 Leonard R. Fuller       $1 - $10,000       $50,001 -           N/A          Over $100,000
                          (2020 Fund)       $100,000
--------------------------------------------------------------------------------------------
 W. Scott Hedrick            None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 Merit E. Janow          $1 - $10,000     Over $100,000         N/A               N/A
                          (2025 Fund)
--------------------------------------------------------------------------------------------
 Mary Myers Kauppila         None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Over $100,000    Over $100,000         N/A          Over $100,000
                         (2050 & 2015
                             Fund)
--------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 29

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                          DOLLAR RANGE/1/                   IN THE
                              OF FUND                   AMERICAN FUNDS
       NAME               SHARES OWNED/2/              FAMILY OVERSEEN
                                                         BY DIRECTOR
-----------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Michael J. Downer       $10,001 - $50,000            $10,001 - $50,000
                            (2050 Fund)
-----------------------------------------------------------------------------
 James B. Lovelace       $10,001 - $50,000              Over $100,000
                            (2020 Fund)
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.  The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Shares of the funds in the series are only available through tax-deferred retirement plans and IRAs. The role these funds would play in a director's investment portfolio will vary and depend on a number of factors including tax, retirement plan coverage and plan terms, and other retirement planning considerations. A director may have exposure to the funds in the series through an allocation of some or all of their nonqualified deferred compensation account.

3 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.
4 Mr. Baribault was elected director on March 17, 2009.

DIRECTOR COMPENSATION -- No compensation is paid by the series to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The series typically will pay each independent director an annual fee, which ranges from $500 to $1,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the series generally will pay independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The series and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of series expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent directors.

            American Funds Target Date Retirement Series -- Page 30

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED OCTOBER 31, 2008

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE SERIES            COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Lee A. Ault                     $10,423                          $142,747
------------------------------------------------------------------------------------------
 William H.                         None                              None
 Baribault/3/
------------------------------------------------------------------------------------------
 Joe E. Davis                     13,138                           137,424
------------------------------------------------------------------------------------------
 Martin Fenton/4/                 10,516                           384,256
------------------------------------------------------------------------------------------
 Leonard R. Fuller/4/              9,227                           336,953
------------------------------------------------------------------------------------------
 W. Scott Hedrick                 10,888                           135,424
------------------------------------------------------------------------------------------
 Merit E. Janow                    3,910                           199,027
------------------------------------------------------------------------------------------
 Mary Myers                        5,322                           290,199
 Kauppila/4/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton/4/              4,166                           287,449
------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the series in 2007. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Mr. Baribault was elected director on March 17, 2009.
4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the series (plus earnings thereon) through the 2008 fiscal year for participating directors is as follows: Martin Fenton ($17,653),
 Leonard R. Fuller ($559), Mary Myers Kauppila ($13,635) and Kirk P. Pendleton
 ($8,812). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the series until paid to the directors.

As of March 1, 2009, the officers and directors of the series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the series.

SERIES ORGANIZATION AND THE BOARD OF DIRECTORS -- The series, an open-end, diversified management investment company, was organized as a Maryland corporation on November 6, 2006. Although the board of directors has delegated day-to-day oversight to the investment adviser, all series operations are supervised by its board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a corporation are managed under the direction of the board of directors, and all powers of the corporation are exercised by or under the authority of the board except as reserved to the shareholders by law or the corporation's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the series, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

            American Funds Target Date Retirement Series -- Page 31

The series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of directors may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the series's rule 18f-3
Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all funds and classes of the series vote together on matters that affect all funds and share classes in substantially the same manner. Each fund or share class votes separately on matters that affect that fund or class alone.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series' articles of incorporation and by-laws as well as separate indemnification agreements that the series has entered into with independent directors provide in effect that, subject to certain conditions, the series will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the series.
However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain directors and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the series and the underlying funds were ever to diverge, it is possible that an issue could arise and affect how the directors and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and Capital Research and Management Company, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

COMMITTEES OF THE BOARD OF DIRECTORS -- The series has an audit committee comprised of Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick
and Merit E. Janow, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series' accounting and financial reporting policies and practices, its internal controls and the internal controls of the series' principal service providers.
The committee acts as a liaison between the series' independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2008 fiscal year.

            American Funds Target Date Retirement Series -- Page 32

The series has a contracts committee comprised of Lee A. Ault III, William H.
Baribault, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
Merit E. Janow, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an
"interested person" of the series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the series, addressed to the series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two nominating committee meetings were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The series' investment adviser, in consultation with the series' board, has adopted Proxy Voting Procedures and
Principles for American Funds Target Date Retirement Series (the "Principles")
with respect to voting proxies of securities held by the funds. The American
Funds Target Date Retirement Series and its investment adviser, Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the series. Each fund in the series will principally invest in other American Funds. If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.
In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the
Principles adopted by the underlying funds. For information on the proxy voting procedures and Principles for each of the underlying funds, please see the statement of additional information for each underlying fund.

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180,
(b) on the American Funds website at americanfunds.com and (c) on the SEC's website at sec.gov. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the
American Funds website.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on March 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            American Funds Target Date Retirement Series -- Page 33

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2050

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Rope Corporation                                    Record     Class R-1      14.76%
 401K Plan                                          Beneficial
 Tampa, FL
---------------------------------------------------------------------------------------
 Polaris Sensor Technologies, Inc.                   Record     Class R-1       9.53
 401K Plan                                          Beneficial
 Ridgeland, MS
---------------------------------------------------------------------------------------
 Specialty Welding and Fabrication of NY, Inc.       Record     Class R-1       9.44
 401K Plan                                          Beneficial
 Utica, NY
---------------------------------------------------------------------------------------
 Blue Pearl Veterinary Partners                      Record     Class R-1       7.32
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Pierson Automotive                                  Record     Class R-1       5.91
 401K Plan                                          Beneficial
 Middletown, OH
---------------------------------------------------------------------------------------
 Pegasus Transport Group, Inc.                       Record     Class R-1       5.31
 401K Plan                                          Beneficial
 Cedar Hill, TX
---------------------------------------------------------------------------------------
 First Clearing, LLC                                 Record     Class R-1       5.19
 Custody Account
 Glen Allen, VA
---------------------------------------------------------------------------------------
 South Point Hotel & Casino                          Record     Class R-2       8.60
 401K Plan                                          Beneficial
 Denver, CO
---------------------------------------------------------------------------------------
 Career Education Corporation                        Record     Class R-3      13.88
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 Raff Financial Services, Inc.                       Record     Class R-4       5.62
 Retirement Plan                                    Beneficial
 Livingston, NJ
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      36.67
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5       9.75
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Record     Class R-5       8.13
 Custody Account
 San Francisco, CA
---------------------------------------------------------------------------------------
 MTRMLS, Inc.                                        Record     Class R-5       6.51
 401K Plan                                          Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 34

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2045

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Pierson Automotive                                  Record     Class R-1      17.21%
 401K Plan                                          Beneficial
 Middletown, OH
---------------------------------------------------------------------------------------
 First Clearing, LLC                                 Record     Class R-1       9.33
 Custody Account
 Glen Allen, VA
---------------------------------------------------------------------------------------
 Classic Manor Builders, Inc.                        Record     Class R-1       5.06
 Retirement Plan                                    Beneficial
 Denver, CO
---------------------------------------------------------------------------------------
 Chilitech                                           Record     Class R-1       5.03
 401K Plan                                          Beneficial
 Williamsport, PA
---------------------------------------------------------------------------------------
 Career Education Corporation                        Record     Class R-3      11.57
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       9.16
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 Clifty Engineering & Tool Co.                       Record     Class R-4      10.15
 Retirement Plan                                    Beneficial
 Madison, IN
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      35.07
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      23.39
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Charles Schwab & Co., Inc                           Record     Class R-5       8.00
 Custody Account
 San Francisco, CA
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 35

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2040

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Blue Pearl Veterinary Partners                      Record     Class R-1      10.15%
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 CMSI Group, Inc.                                    Record     Class R-1       9.99
 401K Plan                                          Beneficial
 Columbia, MD
---------------------------------------------------------------------------------------
 Pryer Machine & Tool                                Record     Class R-1       8.05
 401K Plan                                          Beneficial
 Tulsa, OK
---------------------------------------------------------------------------------------
 Specialty Welding and Fabrication of NY, Inc.       Record     Class R-1       6.36
 401K Plan                                          Beneficial
 Utica, NY
---------------------------------------------------------------------------------------
 Pyramid Paper Co., Inc.                             Record     Class R-1       5.12
 401K Plan
 Tampa, FL
---------------------------------------------------------------------------------------
 Orchard Trust Co. LLC                               Record     Class R-3       8.33
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       7.88
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 Career Education Corporation                        Record     Class R-3       6.74
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      28.53
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      15.20
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Record     Class R-5       5.76
 Custody Account
 San Francisco, CA
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                        Record     Class R-5       5.60
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Hennepin Faculty Association                        Record     Class R-5       5.37
 Retirement Plan                                    Beneficial
 Minneapolis, MN
---------------------------------------------------------------------------------------
 Fox Valley                                          Record     Class R-5       5.22
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 36

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2035

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Swope Medical Group                                 Record     Class R-1      11.29%
 401K Plan                                          Beneficial
 Nevada City, CA
---------------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Record     Class R-1      11.17
 Custody Account
 San Francisco. CA
---------------------------------------------------------------------------------------
 Capriotti's Sandwich Shop                           Record     Class R-1       7.75
 Retirement Plan
 Denver, CO
---------------------------------------------------------------------------------------
 Edward D. Jones & Co.                               Record     Class R-1       5.32
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       9.24
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      35.62
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      18.24
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Fox Valley                                          Record     Class R-5       6.13
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 Hennepin Faculty Association                        Record     Class R-5       5.13
 Retirement Plan                                    Beneficial
 Minneapolis, MN
---------------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2030

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Edward D. Jones & Co.                               Record     Class A         5.92%
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 Central Shop Rite                                   Record     Class R-1       9.10
 401K Plan                                          Beneficial
 Vassar, MI
---------------------------------------------------------------------------------------
 Pryer Machine & Tool                                Record     Class R-1       5.56
 401K Plan                                          Beneficial
 Tulsa, OK
---------------------------------------------------------------------------------------
 First Clearing, LLC                                 Record     Class R-1       5.06
 Custody Account
 Glen Allen, VA
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       6.36
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 The Blossman Companies, Inc.                        Record     Class R-4       5.38
 401K Plan                                          Beneficial
 Ocean Springs, MS
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      28.55
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      12.85
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                        Record     Class R-5       7.27
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Group Health Cooperative of                         Record     Class R-5       5.32
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Record     Class R-5       5.30
 Custody Account
 San Francisco. CA
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 37

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2025

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Bestway, Inc.                                       Record     Class R-1       8.36%
 401K Plan                                          Beneficial
 Hiawatha, KS
---------------------------------------------------------------------------------------
 Car Transport                                       Record     Class R-1       6.09
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Juniata Valley Gastroenterology Associates          Record     Class R-1       5.99
 Retirement Plan                                    Beneficial
 Lewistown, PA
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       9.44
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 Orchard Trust Co. LLC                               Record     Class R-4       9.00
 FBO 401K Plan                                      Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      24.77
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      16.67
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Fox Valley                                          Record     Class R-5       8.19
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 38

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2020

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 First Clearing, LLC                                 Record     Class A         5.68%
 Custody Account
 Glen Allen, VA
---------------------------------------------------------------------------------------
 Pyramid Paper Co., Inc.                             Record     Class R-1      10.27
 401K Plan                                          Beneficial
 Tampa, FL
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       8.36
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      14.24
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      13.55
 Retirement Plan                                    Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Group Health Cooperative of                         Record     Class R-5       8.28
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Fox Valley                                          Record     Class R-5       5.61
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                        Record     Class R-5       5.40
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                         Record     Class R-5       5.11
 FBO Retirement Plan                                Beneficial
 Milwaukee, WI
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 39

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2015

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Morgan Stanley & Co., Inc.                          Record     Class A         8.01%
 Omnibus Account
 Jersey City, NJ
---------------------------------------------------------------------------------------
 First Clearing, LLC                                 Record     Class A         5.27
 Custody Account                                                Class R-1       9.51
 Glen Allen, VA
---------------------------------------------------------------------------------------
 Preferred Office Products                           Record     Class R-1       8.92
 401K Plan                                          Beneficial
 Ridgeland, MS
---------------------------------------------------------------------------------------
 Blue Pearl Veterinary Partners                      Record     Class R-1       8.81
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Advanced Machining & Tooling                        Record     Class R-1       6.00
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Car Transport                                       Record     Class R-1       5.27
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 National Transformer Sales, Inc.                    Record     Class R-1       5.17
 401K Plan                                          Beneficial
 Raleigh, NC
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       8.07
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      23.50
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5      12.61
 Retirement Plan                                    Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Fox Valley                                          Record     Class R-5       9.08
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 MG Trust Co.                                        Record     Class R-5       7.37
 FBO Retirement Plan                                Beneficial
 Denver, CO
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 40

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2010

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 First Clearing, LLC                                 Record     Class A         7.75%
 Custody Account
 Glen Allen, VA
---------------------------------------------------------------------------------------
 Edward D. Jones & Co.                               Record     Class A         6.57
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 UBS Financial Services, Inc.                        Record     Class R-1      13.69
 FBO Retirement Plan                                Beneficial
 Weehawken, NJ
---------------------------------------------------------------------------------------
 Pryer Machine & Tool                                Record     Class R-1      10.69
 401K Plan                                          Beneficial
 Tulsa, OK
---------------------------------------------------------------------------------------
 Gulf Marine Repair, Inc.                            Record     Class R-1       8.50
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 H Claims Services, Inc.                             Record     Class R-1       6.37
 Defined Benefit Pension Plan                       Beneficial
 Suffolk, VA
---------------------------------------------------------------------------------------
 Specialty Welding and Fabrication of NY, Inc.       Record     Class R-1       5.86
 401K Plan                                          Beneficial
 Utica, NY
---------------------------------------------------------------------------------------
 Insurance Group, Inc.                               Record     Class R-1       5.85
 FBO Retirement Plan                                Beneficial
 Ontario, OR
---------------------------------------------------------------------------------------
 Car Transport                                       Record     Class R-1       5.63
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Hager Worldwide, Inc.                               Record     Class R-1       5.20
 401K Plan                                          Beneficial
 Odessa, FL
---------------------------------------------------------------------------------------
 Principal Financial Group                           Record     Class R-3       8.51
 Omnibus Account
 Des Moines, IA
---------------------------------------------------------------------------------------
 Career Education Corporation                        Record     Class R-3       5.01
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 The Blossman Companies, Inc.                        Record     Class R-4       6.35
 401K Plan                                          Beneficial
 Ocean Springs, MS
---------------------------------------------------------------------------------------
 The ESI                                             Record     Class R-5      16.15
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Trust Co. of Sterne Agee                            Record     Class R-5      15.38
 401K Plan                                          Beneficial
 Birmingham, AL
---------------------------------------------------------------------------------------
 Eyecare Center of New Hersey                        Record     Class R-5       8.84
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Capital Group Companies                         Record     Class R-5       8.13
 Retirement Plan                                    Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Baptist Homes of Indiana, Inc.                      Record     Class R-5       6.22
 Retirement Plan                                    Beneficial
 Denver, CO
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 41

INVESTMENT ADVISER -- Capital Research and Management Company, the series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

COMPENSATION OF INVESTMENT PROFESSIONALS -- The series is managed by a Portfolio
Oversight Committee consisting of portfolio counselors employed by Capital
Research and Management Company. The portfolio counselors serving on the
Portfolio Oversight Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the series invests. Portfolio counselors also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds.

Members of the Portfolio Oversight Committee are not compensated based on the size of the series or the underlying funds in which the series invests. Rather, their overall compensation reflects the success of each fund in the series in achieving its objectives.

            American Funds Target Date Retirement Series -- Page 42

INVESTMENT PROFESSIONAL FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, investment professionals may personally own shares of the funds. In addition, investment professionals may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2008:

                                            NUMBER             NUMBER
                                           OF OTHER           OF OTHER           NUMBER
                                          REGISTERED           POOLED           OF OTHER
                      DOLLAR RANGE        INVESTMENT         INVESTMENT         ACCOUNTS
                        OF FUND        COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                         SHARES              THAT               THAT           INVESTMENT
                        OWNED/1/          INVESTMENT         INVESTMENT       PROFESSIONAL
                     (AMERICAN FUNDS     PROFESSIONAL       PROFESSIONAL        MANAGES
                       TARGET DATE         MANAGES            MANAGES          (ASSETS OF
    INVESTMENT         RETIREMENT      (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
   PROFESSIONAL           FUND)        IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
----------------------------------------------------------------------------------------------
                                                           <C
 James B.              $10,001 -         4       $220.4         None              None
 Lovelace               $50,000
                      (2020 Fund)
----------------------------------------------------------------------------------------------
 Alan N. Berro         $100,001 -        3       $171.8         None              None
                        $500,000
                      (2035 Fund)
----------------------------------------------------------------------------------------------
 Joyce E. Gordon       $100,001 -        3       $146.0         None              None
                        $500,000
                      (2020 Fund)
----------------------------------------------------------------------------------------------
 Nicholas J.           $10,001 -         2       $145.6         None              None
 Grace                  $50,000
                      (2030 Fund)
----------------------------------------------------------------------------------------------
 John H. Smet          $10,001 -         7       $221.8         None           3       $1.92
                        $50,000
                      (2025 Fund)
----------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the investment professional also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund or account has an advisory fee that is based on the performance of the fund or account.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of investment professionals and their families are not reflected.

            American Funds Target Date Retirement Series -- Page 43

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the series and the investment adviser will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series' offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes;
expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors; association dues; costs of stationery and forms prepared exclusively for the series; and costs of assembling and storing shareholder account data.

For the fiscal year ended October 31, 2008, the investment adviser was entitled to receive management fees from the fund. After giving effect to the management fee waiver/expense reimbursements described below, each fund paid the following investment adviser management fees for the fiscal year ended October 31, 2008:

                                                                                        GROSS                   NET
                                                                              FISCAL  MANAGEMENT             MANAGEMENT
 FUND                                                                          YEAR      FEE       WAIVER       FEE
------------------------------------------------------------------------------------------------------------------------

 American Funds 2050 Target Date Retirement Fund                               2008    $ 82,000     82,000       $0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      13,000   $ 13,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2045 Target Date Retirement Fund                               2008      61,000     61,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007       7,000      7,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2040 Target Date Retirement Fund                               2008     147,000    147,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      18,000     18,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2035 Target Date Retirement Fund                               2008     200,000    200,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      27,000     27,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2030 Target Date Retirement Fund                               2008     295,000    295,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      39,000     39,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2025 Target Date Retirement Fund                               2008     357,000    357,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      51,000     51,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2020 Target Date Retirement Fund                               2008     472,000    472,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      71,000     71,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2015 Target Date Retirement Fund                               2008     421,000    421,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      66,000     66,000        0
------------------------------------------------------------------------------------------------------------------------
 American Funds 2010 Target Date Retirement Fund                               2008     366,000    366,000        0
------------------------------------------------------------------------------------------------------------------------
                                                                               2007      63,000     63,000        0
------------------------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 44

As described in the prospectus, the investment adviser is currently waiving its management fee with respect to the Target Date Funds. However, the investment advisory and services agreement authorizes the adviser to be paid a fee up to
..10%. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series' board.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

            American Funds Target Date Retirement Series -- Page 45

The following table provides the annual advisory fee rates for each of the underlying funds excluding any waivers or reimbursements during each funds' most recently completed fiscal year.

 UNDERLYING AMERICAN FUNDS                           ANNUAL FEE RATE
-----------------------------------------------------------------------------

 AMCAP Fund                                               .32%
-----------------------------------------------------------------------------
 The Growth Fund of America                               .27
-----------------------------------------------------------------------------
 The New Economy Fund                                     .41
-----------------------------------------------------------------------------
 EuroPacific Growth Fund                                  .42
-----------------------------------------------------------------------------
 New Perspective Fund                                     .38
-----------------------------------------------------------------------------
 New World Fund                                           .57
-----------------------------------------------------------------------------
 SMALLCAP World Fund                                      .63
-----------------------------------------------------------------------------
 American Mutual Fund                                     .26
-----------------------------------------------------------------------------
 Capital World Growth and Income Fund                     .37
-----------------------------------------------------------------------------
 Fundamental Investors                                    .25
-----------------------------------------------------------------------------
 International Growth and Income Fund                     .66*
-----------------------------------------------------------------------------
 The Investment Company of America                        .24
-----------------------------------------------------------------------------
 Washington Mutual Investors Fund                         .26**
-----------------------------------------------------------------------------
 Capital Income Builder                                   .25
-----------------------------------------------------------------------------
 The Income Fund of America                               .25
-----------------------------------------------------------------------------
 American Balanced Fund                                   .24
-----------------------------------------------------------------------------
 American High-Income Trust                               .33
-----------------------------------------------------------------------------
 The Bond Fund of America                                 .25
-----------------------------------------------------------------------------
 Capital World Bond Fund                                  .47
-----------------------------------------------------------------------------
 Intermediate Bond Fund of America                        .29
-----------------------------------------------------------------------------
 Short-Term Bond Fund of America                          .35
-----------------------------------------------------------------------------
 U.S. Government Securities Fund                          .30
-----------------------------------------------------------------------------

* IGI commenced operations on October 1, 2008. As of the date of this statement of additional information, the fund has not completed a full fiscal year. The number shown above reflects an estimate of the fund's advisory fee rate for its current fiscal year.
** Includes fees for services provided by Washington Management Corporation.

The investment adviser has agreed to reimburse a portion of the fees and expenses of the funds. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fees and expenses in the statement of operations are presented gross of any reimbursements from the investment adviser. For the period ended October 31, 2008, the total fees and expenses reimbursed by the investment adviser were:

 FUND                                                         REIMBURSEMENT
-----------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND                $ 68,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND                  58,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND                  88,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND                 109,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND                 142,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND                 169,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND                 215,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND                 197,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND                 183,000
-----------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 46

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the series and the investment adviser relating to the series' Class A and R shares will continue in effect until
December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of each fund's Class
A and all Class R shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the series' Transfer
Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. The investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended October 31,
2008, the total fees paid by the investment adviser were:

                                                               ADMINISTRATIVE
                                                 SHARE            SERVICES
 FUND                                           CLASSES        REIMBURSEMENT
-------------------------------------------------------------------------------

 American Funds 2050 Target Date            R-1, R-2, R-3,        $82,000
 Retirement Fund                              R-4 and R-5
-------------------------------------------------------------------------------
 American Funds 2045 Target Date            R-1, R-2, R-3,         94,000
 Retirement Fund                              R-4 and R-5
-------------------------------------------------------------------------------
 American Funds 2040 Target Date            R-1, R-2, R-3,         83,000
 Retirement Fund                              R-4 and R-5
-------------------------------------------------------------------------------
 American Funds 2035 Target Date            R-1, R-2, R-3,         53,000
 Retirement Fund                              R-4 and R-5
-------------------------------------------------------------------------------
 American Funds 2030 Target Date            R-1, R-2, R-3,         20,000
 Retirement Fund                              R-4 and R-5
-------------------------------------------------------------------------------
 American Funds 2025 Target Date               R-1, R-4             8,000
 Retirement Fund                                and R-5
-------------------------------------------------------------------------------
 American Funds 2020 Target Date               R-1, R-4            10,000
 Retirement Fund                                and R-5
-------------------------------------------------------------------------------
 American Funds 2015 Target Date               R-1, R-4             8,000
 Retirement Fund                                and R-5
-------------------------------------------------------------------------------
 American Funds 2010 Target Date               R-1, R-4             6,000
 Retirement Fund                                and R-5
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 47

The investment adviser receives an administrative services fee at the annual rate of up to .10% of the average daily net assets for Class A and R (excluding
Class R-5 and R-6) for administrative services provided to these share classes.
For Class R-5, the investment adviser receives an administrative services fee of up to .05% of the average daily net assets. The investment adviser does not receive an administrative services fee with respect to Class R-6 shares. The
R-6 shares of the underlying funds also pay an administrative services fee of up to .05%. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than .05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to each fund's
Class A and R shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the series and American Funds
Service Company.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                                                 ADMINISTRATIVE
 FUND                                                             SERVICES FEE
--------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE RETIREMENT         CLASS A         $ 17,000
 FUND                                              CLASS R-1           2,000
                                                   CLASS R-2         119,000
                                                   CLASS R-3          44,000
                                                   CLASS R-4           6,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE RETIREMENT         CLASS A           12,000
 FUND                                              CLASS R-1           2,000
                                                   CLASS R-2         108,000
                                                   CLASS R-3          42,000
                                                   CLASS R-4           6,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE RETIREMENT         CLASS A           27,000
 FUND                                              CLASS R-1           3,000
                                                   CLASS R-2         160,000
                                                   CLASS R-3          67,000
                                                   CLASS R-4           9,000
                                                   CLASS R-5           2,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE RETIREMENT         CLASS A           40,000
 FUND                                              CLASS R-1           3,000
                                                   CLASS R-2         172,000
                                                   CLASS R-3          75,000
                                                   CLASS R-4          12,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE RETIREMENT         CLASS A           56,000
 FUND                                              CLASS R-1           3,000
                                                   CLASS R-2         198,000
                                                   CLASS R-3          98,000
                                                   CLASS R-4          19,000
                                                   CLASS R-5           2,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE RETIREMENT         CLASS A           75,000
 FUND                                              CLASS R-1           2,000
                                                   CLASS R-2         205,000
                                                   CLASS R-3         103,000
                                                   CLASS R-4          22,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE RETIREMENT         CLASS A          100,000
 FUND                                              CLASS R-1           3,000
                                                   CLASS R-2         215,000
                                                   CLASS R-3         130,000
                                                   CLASS R-4          25,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE RETIREMENT         CLASS A          100,000
 FUND                                              CLASS R-1           2,000
                                                   CLASS R-2         168,000
                                                   CLASS R-3         106,000
                                                   CLASS R-4          22,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE RETIREMENT         CLASS A           91,000
 FUND                                              CLASS R-1           1,000
                                                   CLASS R-2         129,000
                                                   CLASS R-3          94,000
                                                   CLASS R-4          20,000
                                                   CLASS R-5           1,000
--------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 48

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the series' shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the funds' shares. For
Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the
Principal Underwriter to investment dealers. The series also reimburses the
Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class R-1, R-2, R-3 and
R-4 shares.

            American Funds Target Date Retirement Series -- Page 49

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                   COMMISSIONS,     ALLOWANCE
                                                                      REVENUE           OR
                                                      FISCAL YEAR/      OR         COMPENSATION
 FUND                                                   PERIOD     FEES RETAINED    TO DEALERS
------------------------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE           CLASS A       2008        $167,000       $  883,000
 RETIREMENT FUND
                                                         2007          68,000          374,000
 AMERICAN FUNDS 2045 TARGET DATE
 RETIREMENT FUND                           CLASS A       2008         125,000          697,000
                                                         2007          43,000          242,000
 AMERICAN FUNDS 2040 TARGET DATE           CLASS A       2008         284,000        1,530,000
 RETIREMENT FUND
                                                         2007         109,000          604,000
 AMERICAN FUNDS 2035 TARGET DATE
 RETIREMENT FUND                           CLASS A       2008         366,000        1,896,000
                                                         2007         162,000          834,000
 AMERICAN FUNDS 2030 TARGET DATE
 RETIREMENT FUND                           CLASS A       2008         469,000        2,358,000
                                                         2007         211,000        1,074,000
 AMERICAN FUNDS 2025 TARGET DATE
 RETIREMENT FUND                           CLASS A       2008         496,000        2,408,000
                                                         2007         271,000        1,291,000
 AMERICAN FUNDS 2020 TARGET DATE
 RETIREMENT FUND                           CLASS A       2008         572,000        2,714,000
                                                         2007         312,000        1,456,000
 AMERICAN FUNDS 2015 TARGET DATE
 RETIREMENT FUND                           CLASS A       2008         448,000        2,071,000
                                                         2007         272,000        1,229,000
 AMERICAN FUNDS 2010 TARGET DATE           CLASS A       2008         303,000        1,314,000
 RETIREMENT FUND
                                                         2007         225,000          963,000
------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 50

Plans of distribution -- The series has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the series to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the series' board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the series. As the series has not adopted a Plan for Class Class R-5 or Class R-6, no 12b-1 fees are paid from Class Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of each fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the funds." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A -- For Class A shares, up to 0.25% of the series' average daily net assets attributable to such shares is reimbursed to the Principal
     Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The series may annually expend up to 0.30%
     for Class A shares under the Plan.

     Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases
     (which are described in further detail under the "Sales Charges" section of this statement of additional information) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     OTHER SHARE CLASSES (CLASS R-1, R-2, R-3 AND R-4) -- The Plans for each of the other share classes that have adopted Plans provide for payments to the
     Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the series' average daily net assets attributable to such shares:

            American Funds Target Date Retirement Series -- Page 51

                                             SERVICE   DISTRIBUTIO      TOTAL
                                             RELATED        N         ALLOWABLE
                                            PAYMENTS/1/  RELATED        UNDER
                    SHARE CLASS                        PAYMENTS/1/   THE PLANS/2/
----------------------------------------------------------------------------------

          Class R-1                            0.25%       0.75%         1.00%
         --------------------------------------------------------------------------
          Class R-2                            0.25        0.50          1.00
         --------------------------------------------------------------------------
         --------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          Class R-4                            0.25          --          0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The series may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                        12B-1     12B-1 UNPAID
                                                       EXPENSE     LIABILITY
 FUND                                                     S       OUTSTANDING
-------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE            CLASS A    $ 63,000     $ 5,000
 RETIREMENT FUND                           CLASS R-1      6,000       2,000
                                           CLASS R-2    157,000      30,000
                                           CLASS R-3     91,000      20,000
                                           CLASS R-4     14,000       3,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE            CLASS A      46,000       3,000
 RETIREMENT FUND                           CLASS R-1      5,000       1,000
                                           CLASS R-2    103,000      24,000
                                           CLASS R-3     77,000      18,000
                                           CLASS R-4     12,000       3,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE            CLASS A     102,000       8,000
 RETIREMENT FUND                           CLASS R-1     12,000       3,000
                                           CLASS R-2    249,000      54,000
                                           CLASS R-3    199,000      44,000
                                           CLASS R-4     30,000       8,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE            CLASS A     134,000      13,000
 RETIREMENT FUND                           CLASS R-1     11,000       3,000
                                           CLASS R-2    341,000      71,000
                                           CLASS R-3    242,000      49,000
                                           CLASS R-4     40,000      10,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE            CLASS A     209,000      19,000
 RETIREMENT FUND                           CLASS R-1     30,000       8,000
                                           CLASS R-2    461,000      99,000
                                           CLASS R-3    377,000      80,000
                                           CLASS R-4     79,000      18,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE            CLASS A     273,000      27,000
 RETIREMENT FUND                           CLASS R-1     18,000       3,000
                                           CLASS R-2    527,000      111,000
                                           CLASS R-3    428,000      87,000
                                           CLASS R-4     92,000      21,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE            CLASS A     412,000      37,000
 RETIREMENT FUND                           CLASS R-1     24,000       5,000
                                           CLASS R-2    652,000      133,000
                                           CLASS R-3    607,000      120,000
                                           CLASS R-4    115,000      26,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE            CLASS A     541,000      47,000
 RETIREMENT FUND                           CLASS R-1     16,000       4,000
                                           CLASS R-2    507,000      104,000
                                           CLASS R-3    492,000      96,000
                                           CLASS R-4     99,000      20,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE            CLASS A     467,000      44,000
 RETIREMENT FUND                           CLASS R-1     12,000       2,000
                                           CLASS R-2    366,000      72,000
                                           CLASS R-3    409,000      76,000
                                           CLASS R-4     93,000      20,000
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 52

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the series are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the series include quality shareholder services, savings to the series in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones

            American Funds Target Date Retirement Series -- Page 53

     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.

            American Funds Target Date Retirement Series -- Page 54

          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason

          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The series does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for each underlying fund.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the series' board of directors and compliance will be periodically assessed by the board in connection with reporting from the series' Chief Compliance Officer.
These policies and procedures are similar to those adopted by the underlying funds.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The series' custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. Information regarding the portfolio holdings of the underlying funds will be available on the American Funds website.

            American Funds Target Date Retirement Series -- Page 55

Affiliated persons of the series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the series (which, as described would typically occur no earlier than one day after the day on which the information is posted on the American Funds website, such persons may be bound by agreements
(including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of series shareholders. The investment adviser has implemented policies and procedures to address issues that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain series service providers for legitimate business and series oversight purposes) helps reduce potential issues between series shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the series or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to a fund in the series or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal
Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is

            American Funds Target Date Retirement Series -- Page 56

calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., each fund's share price would still be determined as of 4 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of each fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Underlying funds are priced based on the net asset value of each underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time.
The fund's investment adviser performs certain checks on these prices prior to calculation of the underlying fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the series' board. Subject to board oversight, the series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the series' investment adviser. The board receives periodic reports describing fair-valued securities and the valuation methods used.

            American Funds Target Date Retirement Series -- Page 57

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed,

            American Funds Target Date Retirement Series -- Page 58

undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan. Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares generally will be reinvested in shares of the fund of the same class.

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Dividends and capital gain distributions by each fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by each fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

            American Funds Target Date Retirement Series -- Page 59

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS -- As noted in the prospectus, participants in an eligible retirement plan should contact their plan's administrator or recordkeeper for information regarding purchases, sales and exchanges.

PURCHASES BY INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA 23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

            American Funds Target Date Retirement Series -- Page 60

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- Class R-5 shares are also available for tax-deferred retirement plans and IRAs of clients of the Personal Investment
Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. The series and the Principal
Underwriter receive the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- All
investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts).

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans or (c) required minimum distribution automatic exchanges.

Certain accounts held on the series' books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of one or more funds in the series. These underlying accounts are maintained by entities such as financial intermediaries and are subject

            American Funds Target Date Retirement Series -- Page 61

to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- Shares of each fund in the series generally may be exchanged into shares of the same class of other funds in the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, all transactions in fund shares are subject to the series' and American Funds Distributors' right to restrict potentially abusive trading.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to reserving the right to restrict potentially abusive trading, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the
American Funds - for example, short-term trading activity in multiple funds.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A shares on or after January 1, 2009, unless such plan was invested in Class A shares prior to that date.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after

            American Funds Target Date Retirement Series -- Page 62

     January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds and funds in the series may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds,

            American Funds Target Date Retirement Series -- Page 63

          plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. Purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on such

            American Funds Target Date Retirement Series -- Page 64

investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50%
on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of
$4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the series under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the
     Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid

            American Funds Target Date Retirement Series -- Page 65

     and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.
     If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

            American Funds Target Date Retirement Series -- Page 66

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books

            American Funds Target Date Retirement Series -- Page 67

     your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities).

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded).

            American Funds Target Date Retirement Series -- Page 68

CDSC waivers are allowed only in the cases listed here and in the prospectus.

For information regarding the sale of shares, please refer to the prospectus.

                                 SELLING SHARES

EMPLOYER-SPONSORED RETIREMENT ACCOUNTS -- Shares of the series may be sold by contacting your plan administrator or recordkeeper.

FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS --

     The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds
     Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

     A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the
     Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

     Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

     If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to shareholders whose accounts are held on the books of the funds, but are generally not applicable to employer-sponsored retirement plans.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on

            American Funds Target Date Retirement Series -- Page 69

the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other
American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw Class A shares from any of the funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the

            American Funds Target Date Retirement Series -- Page 70

following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the series, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

            American Funds Target Date Retirement Series -- Page 71

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the series' articles of incorporation permits payment of the redemption price wholly or partly with portfolio securities or other series assets under conditions and circumstances determined by the series' board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other shareholders of one or more funds in the series.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not available.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the funds hold securities of issuers outside the
U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S.or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company is compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital
Research and Management Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the series' independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the series' independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as independent legal counsel
("counsel") for the series and for independent directors in their capacities as such. A determination with respect to the

            American Funds Target Date Retirement Series -- Page 72

independence of the series' counsel will be made at least annually by the independent directors of the series, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The series' fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The series' annual financial statements are audited by the series' independent registered public accounting firm, Deloitte & Touche LLP. (In addition, shareholders may also receive proxy statements for each fund.) In an effort to reduce the volume of mail shareholders receive from the series when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- Capital Research and Management Company and its affiliated companies, including the series' Principal Underwriter, have adopted codes of ethics that allow for personal investments. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the series or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the series is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

            American Funds Target Date Retirement Series -- Page 73

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.14
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.58

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.15
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.59

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.14
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.58

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.15
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.59

            American Funds Target Date Retirement Series -- Page 74

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.16
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.60

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.20
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.64

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.38
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $7.83

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.62
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.08

            American Funds Target Date Retirement Series -- Page 75

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $7.69
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.16

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

            American Funds Target Date Retirement Series -- Page 76

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

            American Funds Target Date Retirement Series -- Page 77

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

            American Funds Target Date Retirement Series -- Page 78

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2540     N/A
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Limited Term Tax-Exempt Bond Fund
of America . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2543     N/A
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
The Tax-Exempt Bond Fund of America   N/A    N/A    N/A    N/A   2519     N/A
The Tax-Exempt Fund of California*    N/A    N/A    N/A    N/A   2520     N/A
The Tax-Exempt Fund of Maryland* .    N/A    N/A    N/A    N/A   2524     N/A
The Tax-Exempt Fund of Virginia* .    N/A    N/A    N/A    N/A   2525     N/A
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
The Cash Management Trust of
America. . . . . . . . . . . . . .   2109   2209   2309   2409   2509     N/A
The Tax-Exempt Money Fund of
America  . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2539     N/A
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . .   2149   2249   2349   2449   2549     N/A
___________
*Qualified for sale only in certain
jurisdictions.

            American Funds Target Date Retirement Series -- Page 79

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

            American Funds Target Date Retirement Series -- Page 80

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

            American Funds Target Date Retirement Series -- Page 81

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

            American Funds Target Date Retirement Series -- Page 82

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            American Funds Target Date Retirement Series -- Page 83

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .     For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

            American Funds Target Date Retirement Series -- Page 84

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            American Funds Target Date Retirement Series -- Page 85

...

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2050.
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	528,875	$6,833	7.0%
EuroPacific Growth Fund, Class R-5	130,752	3,915	4.0
The Growth Fund of America, Inc., Class R-5	306,829	6,833	7.0
The New Economy Fund, Class R-5	235,152	3,894	4.0
New Perspective Fund, Inc., Class R-5	317,080	6,833	7.0
New World Fund, Inc., Class R-5	120,813	3,946	4.0
SMALLCAP World Fund, Inc., Class R-5	320,600	6,928	7.0
		39,182	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	242,080	4,890	5.0
Capital World Growth and Income Fund, Inc., Class R-5	364,535	9,788	10.0
Fundamental Investors, Inc., Class R-5	366,356	9,789	10.0
The Investment Company of America, Class R-5	441,288	9,788	10.0
Washington Mutual Investors Fund, Inc., Class R-5	423,316	9,825	10.0
		44,080	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	273,235	3,918	4.0
Capital Income Builder, Inc., Class R-5	69,521	2,938	3.0
The Income Fund of America, Inc., Class R-5	216,874	2,939	3.0
		9,795	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	368,252	4,898	5.0

Total investment securities (cost: $141,777,000)		97,955	100.0
Other assets less liabilities		(33)	-

Net assets		$97,922	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.9
Equity-income and Balanced funds	9.8
Bond funds	5.5

Appropriate for investors who plan to retire in or near 2045
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-5	439,408	$5,677	7.0%
EuroPacific Growth Fund, Class R-5	109,249	3,271	4.0
The Growth Fund of America, Inc., Class R-5	254,924	5,677	6.9
The New Economy Fund, Class R-5	194,621	3,223	3.9
New Perspective Fund, Inc., Class R-5	263,600	5,681	7.0
New World Fund, Inc., Class R-5	101,604	3,318	4.0
SMALLCAP World Fund, Inc., Class R-5	266,007	5,748	7.0
		32,595	39.8

Growth-and-income funds - 44.9%
American Mutual Fund, Inc., Class R-5	201,218	4,065	4.9
Capital World Growth and Income Fund, Inc., Class R-5	303,737	8,156	10.0
Fundamental Investors, Inc., Class R-5	305,214	8,155	10.0
The Investment Company of America, Class R-5	367,688	8,155	10.0
Washington Mutual Investors Fund, Inc., Class R-5	351,371	8,155	10.0
		36,686	44.9

Equity-income and Balanced funds - 9.8%
American Balanced Fund, Inc., Class R-5	225,235	3,230	4.0
Capital Income Builder, Inc., Class R-5	57,061	2,412	2.9
The Income Fund of America, Inc., Class R-5	178,005	2,412	2.9
		8,054	9.8

Bond funds - 5.5%
U.S. Government Securities Fund, Class R-5	336,148	4,471	5.5

Total investment securities (cost: $116,273,000)		81,806	100.0
Other assets less liabilities		(28)	-

Net assets		$81,778	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.8
Equity-income and Balanced funds	9.8
Bond funds	5.6

Appropriate for investors who plan to retire in or near 2040
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-5	1,006,804	$13,008	6.9
EuroPacific Growth Fund, Class R-5	251,841	7,540	4.0
The Growth Fund of America, Inc., Class R-5	584,712	13,021	6.9
The New Economy Fund, Class R-5	444,250	7,357	3.9
New Perspective Fund, Inc., Class R-5	605,977	13,059	6.9
New World Fund, Inc., Class R-5	235,490	7,691	4.1
SMALLCAP World Fund, Inc., Class R-5	614,527	13,280	7.1
		74,956	39.8

Growth-and-income funds - 44.8%
American Mutual Fund, Inc., Class R-5	462,346	9,340	4.9
Capital World Growth and Income Fund, Inc., Class R-5	698,741	18,761	10.0
Fundamental Investors, Inc., Class R-5	702,140	18,761	10.0
The Investment Company of America, Class R-5	845,861	18,761	10.0
Washington Mutual Investors Fund, Inc., Class R-5	808,200	18,758	9.9
		84,381	44.8

Equity-income and Balanced funds - 9.8%
American Balanced Fund, Inc., Class R-5	518,072	7,429	4.0
Capital Income Builder, Inc., Class R-5	130,113	5,500	2.9
The Income Fund of America, Inc., Class R-5	405,881	5,500	2.9
		18,429	9.8

Bond funds - 5.6%
U.S. Government Securities Fund, Class R-5	802,238	10,670	5.6

Total investment securities (cost: $269,561,000)		188,436	100.0
Other assets less liabilities		(29)	-

Net assets		$188,407	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.7%
Growth-and-income funds	44.7
Equity-income and Balanced funds	9.8
Bond funds	5.8

Appropriate for investors who plan to retire in or near 2035
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.7%
AMCAP Fund, Inc., Class R-5	1,315,836	$17,001	6.9%
EuroPacific Growth Fund, Class R-5	324,834	9,725	4.0
The Growth Fund of America, Inc., Class R-5	763,386	17,001	6.9
The New Economy Fund, Class R-5	581,839	9,635	3.9
New Perspective Fund, Inc., Class R-5	788,867	17,000	6.9
New World Fund, Inc., Class R-5	303,743	9,920	4.1
SMALLCAP World Fund, Inc., Class R-5	798,126	17,247	7.0
		97,529	39.7

Growth-and-income funds - 44.7%
American Mutual Fund, Inc., Class R-5	601,030	12,141	5.0
Capital World Growth and Income Fund, Inc., Class R-5	909,362	24,417	10.0
Fundamental Investors, Inc., Class R-5	913,787	24,416	9.9
The Investment Company of America, Class R-5	1,100,829	24,416	9.9
Washington Mutual Investors Fund, Inc., Class R-5	1,051,974	24,416	9.9
		109,806	44.7

Equity-income and Balanced funds - 9.8%
American Balanced Fund, Inc., Class R-5	682,544	9,788	4.0
Capital Income Builder, Inc., Class R-5	166,338	7,031	2.9
The Income Fund of America, Inc., Class R-5	527,020	7,141	2.9
		23,960	9.8

Bond funds - 5.8%
U.S. Government Securities Fund, Class R-5	1,068,846	14,216	5.8

Total investment securities (cost: $353,090,000)		245,511	100.0
Other assets less liabilities		(81)	-

Net assets		$245,430	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	39.8
Equity-income and Balanced funds	14.7
Bond funds	5.7

Appropriate for investors who plan to retire in or near 2030
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-5	1,957,879	$25,296	6.9%
EuroPacific Growth Fund, Class R-5	492,211	14,737	4.0
The Growth Fund of America, Inc., Class R-5	1,140,016	25,388	6.9
The New Economy Fund, Class R-5	864,988	14,324	3.9
New Perspective Fund, Inc., Class R-5	1,188,881	25,620	7.0
New World Fund, Inc., Class R-5	458,524	14,976	4.1
SMALLCAP World Fund, Inc., Class R-5	1,197,836	25,885	7.0
		146,226	39.8

Growth-and-income funds - 39.8%
American Mutual Fund, Inc., Class R-5	900,617	18,193	4.9
Capital World Growth and Income Fund, Inc., Class R-5	1,224,735	32,884	9.0
Fundamental Investors, Inc., Class R-5	1,093,235	29,211	7.9
The Investment Company of America, Class R-5	1,482,603	32,884	9.0
Washington Mutual Investors Fund, Inc., Class R-5	1,416,956	32,888	9.0
		146,060	39.8

Equity-income and Balanced funds - 14.7%
American Balanced Fund, Inc., Class R-5	1,260,718	18,078	4.9
Capital Income Builder, Inc., Class R-5	427,670	18,078	4.9
The Income Fund of America, Inc., Class R-5	1,334,140	18,078	4.9
		54,234	14.7

Bond funds - 5.7%
U.S. Government Securities Fund, Class R-5	1,561,830	20,772	5.7

Total investment securities (cost: $525,904,000)		367,292	100.0
Other assets less liabilities		(45)	-

Net assets		$367,247	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.7%
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.8
Bond funds	5.7

Appropriate for investors who plan to retire in or near 2025
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.7%
AMCAP Fund, Inc., Class R-5	2,303,695	$29,764	7.0%
EuroPacific Growth Fund, Class R-5	564,149	16,891	4.0
The Growth Fund of America, Inc., Class R-5	1,329,742	29,613	6.9
The New Economy Fund, Class R-5	1,014,613	16,802	3.9
New Perspective Fund, Inc., Class R-5	1,374,531	29,621	6.9
New World Fund, Inc., Class R-5	525,065	17,149	4.0
SMALLCAP World Fund, Inc., Class R-5	1,392,379	30,089	7.0
		169,929	39.7

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-5	1,047,424	21,158	5.0
Capital World Growth and Income Fund, Inc., Class R-5	1,106,344	29,705	6.9
Fundamental Investors, Inc., Class R-5	1,111,727	29,705	6.9
The Investment Company of America, Class R-5	1,531,943	33,979	8.0
Washington Mutual Investors Fund, Inc., Class R-5	1,465,031	34,003	8.0
		148,550	34.8

Equity-income and Balanced funds - 19.8%
American Balanced Fund, Inc., Class R-5	2,365,882	33,927	8.0
Capital Income Builder, Inc., Class R-5	597,664	25,263	5.9
The Income Fund of America, Inc., Class R-5	1,864,442	25,263	5.9
		84,453	19.8

Bond funds - 5.7%
U.S. Government Securities Fund, Class R-5	1,833,298	24,383	5.7

Total investment securities (cost: $614,027,000)		427,315	100.0
Other assets less liabilities		132	-

Net assets		$427,447	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	34.7%
Growth-and-income funds	34.6
Equity-income and Balanced funds	19.5
Bond funds	11.2

Appropriate for investors who plan to retire in or near 2020
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 34.7%
AMCAP Fund, Inc., Class R-5	2,503,299	$32,343	5.9%
EuroPacific Growth Fund, Class R-5	731,172	21,891	4.0
The Growth Fund of America, Inc., Class R-5	1,457,569	32,460	5.9
The New Economy Fund, Class R-5	957,099	15,850	2.9
New Perspective Fund, Inc., Class R-5	1,772,798	38,204	7.0
New World Fund, Inc., Class R-5	507,698	16,581	3.0
SMALLCAP World Fund, Inc., Class R-5	1,531,891	33,104	6.0
		190,433	34.7

Growth-and-income funds - 34.6%
American Mutual Fund, Inc., Class R-5	1,334,905	26,965	5.0
Capital World Growth and Income Fund, Inc., Class R-5	1,413,101	37,942	6.9
Fundamental Investors, Inc., Class R-5	1,419,977	37,942	6.9
The Investment Company of America, Class R-5	1,958,076	43,430	7.9
Washington Mutual Investors Fund, Inc., Class R-5	1,870,987	43,425	7.9
		189,704	34.6

Equity-income and Balanced funds - 19.5%
American Balanced Fund, Inc., Class R-5	3,015,750	43,246	7.9
Capital Income Builder, Inc., Class R-5	758,526	32,063	5.8
The Income Fund of America, Inc., Class R-5	2,366,329	32,064	5.8
		107,373	19.5

Bond funds - 11.2%
U.S. Government Securities Fund, Class R-5	4,610,934	61,325	11.2
		61,325	11.2

Total investment securities (cost: $776,220,000)		548,835	100.0

Other assets less liabilities		21	-

Net assets		$548,856	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	24.9%
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.8
Bond funds	20.5

Appropriate for investors who plan to retire in or near 2015
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 24.9%
AMCAP Fund, Inc., Class R-5	1,906,312	$24,629	5.0%
EuroPacific Growth Fund, Class R-5	488,619	14,629	2.9
The Growth Fund of America, Inc., Class R-5	1,102,950	24,563	5.0
New Perspective Fund, Inc., Class R-5	1,374,235	29,615	6.0
New World Fund, Inc., Class R-5	301,469	9,846	2.0
SMALLCAP World Fund, Inc., Class R-5	926,265	20,017	4.0
		123,299	24.9

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-5	1,215,168	24,546	4.9
Capital World Growth and Income Fund, Inc., Class R-5	1,283,602	34,465	7.0
Fundamental Investors, Inc., Class R-5	1,289,881	34,465	7.0
The Investment Company of America, Class R-5	1,777,451	39,424	7.9
Washington Mutual Investors Fund, Inc., Class R-5	1,709,509	39,678	8.0
		172,578	34.8

Equity-income and Balanced funds - 19.8%
American Balanced Fund, Inc., Class R-5	2,743,547	39,343	8.0
Capital Income Builder, Inc., Class R-5	696,083	29,423	5.9
The Income Fund of America, Inc., Class R-5	2,171,469	29,423	5.9
		98,189	19.8

Bond funds - 20.5%
The Bond Fund of America, Inc., Class R-5	2,445,158	26,286	5.3
Capital World Bond Fund, Inc., Class R-5	1,490,134	25,958	5.2
U.S. Government Securities Fund, Class R-5	3,729,705	49,605	10.0
		101,849	20.5

Total investment securities (cost: $680,873,000)		495,915	100.0

Other assets less liabilities		72	-

Net assets		$495,987	100.0%

See Notes to Financials Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	19.7%
Growth-and-income funds	34.6
Equity-income and Balanced funds	19.7
Bond funds	26.0

Appropriate for investors who plan to retire in or near 2010
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 19.7%
AMCAP Fund, Inc., Class R-5	1,225,167	$15,829	4.0%
EuroPacific Growth Fund, Class R-5	392,768	11,760	2.9
The Growth Fund of America, Inc., Class R-5	707,621	15,759	3.9
New Perspective Fund, Inc., Class R-5	916,840	19,758	4.9
New World Fund, Inc., Class R-5	238,317	7,783	2.0
SMALLCAP World Fund, Inc., Class R-5	360,930	7,800	2.0
		78,689	19.7

Growth-and-income funds - 34.6%
American Mutual Fund, Inc., Class R-5	1,371,875	27,712	6.9
Capital World Growth and Income Fund, Inc., Class R-5	1,035,034	27,791	7.0
Fundamental Investors, Inc., Class R-5	1,037,105	27,711	6.9
The Investment Company of America, Class R-5	1,249,408	27,712	6.9
Washington Mutual Investors Fund, Inc., Class R-5	1,194,920	27,734	6.9
		138,660	34.6

Equity-income and Balanced funds - 19.7%
American Balanced Fund, Inc., Class R-5	2,209,764	31,688	7.9
Capital Income Builder, Inc., Class R-5	555,972	23,501	5.9
The Income Fund of America, Inc., Class R-5	1,734,277	23,499	5.9
		78,688	19.7

Bond funds - 26.0%
The Bond Fund of America, Inc., Class R-5	3,854,426	41,435	10.4
Capital World Bond Fund, Inc., Class R-5	1,215,781	21,179	5.3
U.S. Government Securities Fund, Class R-5	3,103,016	41,270	10.3
		103,884	26.0

Total investment securities (cost: $549,555,000)		399,921	100.0

Other assets less liabilities		117	-

Net assets		$400,038	100.0%

See Notes to Financials Statements

Financial statements

Statements of assets and liabilities						(dollars and shares in thousands, except per-share amounts)
at October 31, 2008
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$97,955	$81,806	$188,436	$245,511	$367,292	$427,315	$548,835	$495,915	$399,921
Receivables for:
Sales of fund's shares	643	686	860	1,207	1,591	1,670	1,974	1,999	1,796
Dividends	37	31	70	93	225	317	410	398	344
Reimbursements from affiliates	9	6	9	9	11	12	15	14	14
Total assets	98,644	82,529	189,375	246,820	369,119	429,314	551,234	498,326	402,075

Liabilities:
Payables for:
Purchases of investments	592	615	616	1,005	1,317	1,044	1,565	1,699	950
Repurchases of fund's shares	51	72	205	202	274	510	408	299	814
Services provided by affiliates	71	57	137	171	266	296	383	321	254
Directors' deferred compensation	2	1	3	4	5	7	10	9	9
Other	6	6	7	8	10	10	12	11	10
Total liabilities	722	751	968	1,390	1,872	1,867	2,378	2,339	2,037
Net assets at October 31, 2008	$97,922	$81,778	$188,407	$245,430	$367,247	$427,447	$548,856	$495,987	$400,038

Net assets consist of:
Capital paid in on shares of capital stock	$137,668	$113,608	$262,985	$343,855	$512,190	$596,904	$753,512	$660,488	$531,558
Undistributed net investment income	833	653	1,575	2,126	3,404	4,389	6,732	7,686	7,648
Undistributed net realized gain	3,243	1,984	4,972	7,028	10,265	12,866	15,997	12,771	10,466
Net unrealized depreciation	(43,822)	(34,467)	(81,125)	(107,579)	(158,612)	(186,712)	(227,385)	(184,958)	(149,634)
Net assets at October 31, 2008	$97,922	$81,778	$188,407	$245,430	$367,247	$427,447	$548,856	$495,987	$400,038

Investment securities, at cost	$141,777	$116,273	$269,561	$353,090	$525,904	$614,027	$776,220	$680,873	$549,555

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$38,350	$28,693	$64,679	$94,123	$130,458	$163,525	$217,608	$229,310	$193,480
Shares outstanding	5,371	4,014	9,053	13,165	18,211	22,711	29,482	30,075	25,147
Net asset value per share	$7.14	$7.15	$7.14	$7.15	$7.16	$7.20	$7.38	$7.62	$7.69
Maximum offering price per share	7.58	7.59	7.58	7.59	7.60	7.64	7.83	8.08	8.16
Class R-1:
Net assets	$928	$562	$1,565	$1,385	$3,384	$2,127	$3,160	$2,507	$1,118
Shares outstanding	131	79	221	196	477	298	432	331	146
Net asset value per share(*)	$7.08	$7.08	$7.07	$7.07	$7.10	$7.13	$7.31	$7.56	$7.64
Class R-2:
Net assets	$24,657	$20,523	$44,147	$58,095	$81,500	$91,210	$106,855	$82,597	$57,628
Shares outstanding	3,491	2,903	6,250	8,218	11,504	12,813	14,628	10,945	7,564
Net asset value per share(*)	$7.06	$7.07	$7.06	$7.07	$7.08	$7.12	$7.30	$7.55	$7.62
Class R-3:
Net assets	$24,154	$20,938	$52,383	$58,657	$96,539	$105,548	$142,374	$117,078	$86,635
Shares outstanding	3,401	2,946	7,371	8,250	13,550	14,738	19,388	15,426	11,315
Net asset value per share(*)	$7.10	$7.11	$7.11	$7.11	$7.12	$7.16	$7.34	$7.59	$7.66
Class R-4:
Net assets	$7,121	$6,394	$15,292	$20,881	$37,796	$47,207	$55,426	$45,228	$39,649
Shares outstanding	998	895	2,141	2,922	5,279	6,560	7,510	5,931	5,152
Net asset value per share(*)	$7.14	$7.14	$7.14	$7.14	$7.16	$7.20	$7.38	$7.63	$7.70
Class R-5:
Net assets	$2,712	$4,668	$10,341	$12,289	$17,570	$17,830	$23,433	$19,267	$21,528
Shares outstanding	378	651	1,442	1,713	2,443	2,467	3,163	2,516	2,786
Net asset value per share(*)	$7.17	$7.17	$7.17	$7.17	$7.19	$7.23	$7.41	$7.66	$7.73

(*)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations								(dollars in thousands)
for the year ended October 31, 2008
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$1,832	$1,318	$3,195	$4,403	$6,766	$8,462	$12,027	$12,637	$12,125
Interest	15	6	18	14	23	28	41	53	50
	1,847	1,324	3,213	4,417	6,789	8,490	12,068	12,690	12,175

Fees and expenses(*):
Investment advisory services	82	61	147	200	295	357	472	421	366
Distribution services	331	243	592	768	1,156	1,339	1,810	1,655	1,347
Administrative services	189	171	268	303	376	408	474	399	336
Reports to shareholders	6	5	11	15	23	27	36	32	28
Registration statement and prospectus	29	19	47	66	97	122	165	150	136
Postage, stationery and supplies	5	4	10	13	19	23	31	27	23
Directors' compensation	2	1	3	4	6	8	10	9	8
Auditing and legal	4	2	6	8	12	15	19	17	15
Custodian	35	35	35	35	35	35	35	35	35
State and local taxes	2	2	2	2	2	1	2	2	2
Other	2	1	4	5	7	8	12	10	9
Total fees and expenses before reimbursements/waivers	687	544	1,125	1,419	2,028	2,343	3,066	2,757	2,305
Less reimbursements/waivers of fees and expenses:
Investment advisory services	82	61	147	200	295	357	472	421	366
Administrative services	82	94	83	53	20	8	10	8	6
Other	68	58	88	109	142	169	215	197	183
Total fees and expenses after reimbursements/waivers	455	331	807	1,057	1,571	1,809	2,369	2,131	1,750
Net investment income	1,392	993	2,406	3,360	5,218	6,681	9,699	10,559	10,425

Net realized gain and unrealized depreciation on investments:
Net realized gain on sales of investments	131	33	106	-	163	261	124	478	89
Capital gain distributions received	3,131	1,962	4,898	7,067	10,157	12,668	15,989	12,354	10,459
Net realized gain	3,262	1,995	5,004	7,067	10,320	12,929	16,113	12,832	10,548
Net unrealized depreciation on investments	(46,454)	(35,881)	(84,903)	(113,431)	(166,745)	(196,750)	(240,602)	(195,529)	(158,310)
Net realized gain and unrealized depreciation on investments	(43,192)	(33,886)	(79,899)	(106,364)	(156,425)	(183,821)	(224,489)	(182,697)	(147,762)
Net decrease in net assets resulting from operations	$(41,800)	$(32,893)	$(77,493)	$(103,004)	$(151,207)	$(177,140)	$(214,790)	$(172,138)	$(137,337)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	2050 Fund			2045 Fund			2040 Fund			2035 Fund
	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)

Operations:
Net investment income	$1,392		$118	$993		$56	$2,406		$163	$3,360		$248
Net realized gain	3,262		28	1,995		2	5,004		32	7,067		9
Net unrealized (depreciation) appreciation on investments	(46,454)		2,632	(35,881)		1,414	(84,903)		3,778	(113,431)		5,852
Net (decrease) increase in net assets resulting from operations	(41,800)		2,778	(32,893)		1,472	(77,493)		3,973	(103,004)		6,109

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(335)		-	(174)		-	(441)		-	(670)		-
Class R-1	(1)		-	(2)		-	(6)		-	(7)		-
Class R-2	(151)		-	(63)		-	(177)		-	(256)		-
Class R-3	(118)		-	(114)		-	(247)		-	(375)		-
Class R-4	(41)		-	(22)		-	(93)		-	(108)		-
Class R-5	(21)		-	(19)		-	(46)		-	(62)		-
Total dividends from net investment income	(667)		-	(394)		-	(1,010)		-	(1,478)		-
Distributions from net realized gain:
Short-term net realized gains:
Class A	(12)		-	-		-	(13)		-	-		-
Class R-1	-	(2)	-	-		-	-	(2)	-	-		-
Class R-2	(7)		-	-		-	(6)		-	-		-
Class R-3	(4)		-	-		-	(7)		-	-		-
Class R-4	(1)		-	-		-	(2)		-	-		-
Class R-5	(1)		-	-		-	(1)		-	-		-
Long-term net realized gains:
Class A	(2)		-	(1)		-	(3)		-	(5)		-
Class R-1	-	(2)	-	-	(2)	-	-	(2)	-	-	(2)	-
Class R-2	(1)		-	(1)		-	(2)		-	(2)		-
Class R-3	(1)		-	(1)		-	(2)		-	(3)		-
Class R-4	(1)		-	-	(2)	-	(1)		-	(1)		-
Class R-5	-	(2)	-	-	(2)	-	(1)		-	-	(2)	-
Total distributions from net realized gain	(30)		-	(3)		-	(38)		-	(11)		-
Total dividends and distributions paid to shareholders	(697)		-	(397)		-	(1,048)		-	(1,489)		-

Net capital share transactions	95,168		42,473	88,332		25,264	200,281		62,694	249,757		94,057

Total increase in net assets	52,671		45,251	55,042		26,736	121,740		66,667	145,264		100,166

Net assets:
Beginning of period	45,251		-	26,736		-	66,667		-	100,166		-
End of period	$97,922		$45,251	$81,778		$26,736	$188,407		$66,667	$245,430		$100,166

Undistributed net investment income	$833		$118	$653		$56	$1,575		$163	$2,126		$248

(1) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(2) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets													(dollars in thousands)
	2030 Fund			2025 Fund			2020 Fund			2015 Fund			2010 Fund
	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)

Operations:
Net investment income	$5,218		$395	$6,681		$536	$9,699		$905	$10,559		$1,150	$10,425		$1,381
Net realized gain	10,320		14	12,929		40	16,113		23	12,832		16	10,548		267
Net unrealized (depreciation) appreciation on investments	(166,745)		8,133	(196,750)		10,038	(240,602)		13,217	(195,529)		10,571	(158,310)		8,676
Net (decrease) increase in net assets resulting from operations	(151,207)		8,542	(177,140)		10,614	(214,790)		14,145	(172,138)		11,737	(137,337)		10,324

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(974)		-	(1,398)		-	(1,904)		-	(2,067)		-	(2,260)		-
Class R-1	(19)		-	(11)		-	(16)		-	(13)		-	(12)		-
Class R-2	(333)		-	(417)		-	(534)		-	(541)		-	(376)		-
Class R-3	(553)		-	(720)		-	(1,024)		-	(949)		-	(942)		-
Class R-4	(247)		-	(246)		-	(396)		-	(381)		-	(431)		-
Class R-5	(77)		-	(89)		-	(95)		-	(96)		-	(161)		-
Total dividends from net investment income	(2,203)		-	(2,881)		-	(3,969)		-	(4,047)		-	(4,182)		-
Distributions from net realized gain:
Short-term net realized gains:
Class A	-		-	(10)		-	-		-	-		-	(144)		-
Class R-1	-		-	-	(2)	-	-		-	-		-	(1)		-
Class R-2	-		-	(4)		-	-		-	-		-	(29)		-
Class R-3	-		-	(5)		-	-		-	-		-	(61)		-
Class R-4	-		-	(2)		-	-		-	-		-	(27)		-
Class R-5	-		-	(1)		-	-		-	-		-	(9)		-
Long-term net realized gains:
Class A	(7)		-	(10)		-	(13)		-	(13)		-	(13)		-
Class R-1	-	(2)	-	-	(2)	-	-	(2)	-	-	(2)	-	-	(2)	-
Class R-2	(3)		-	(3)		-	(4)		-	(4)		-	(2)		-
Class R-3	(4)		-	(6)		-	(7)		-	(6)		-	(6)		-
Class R-4	(2)		-	(1)		-	(3)		-	(2)		-	(2)		-
Class R-5	-	(2)	-	-	(2)	-	(1)		-	(1)		-	(1)		-
Total distributions from net realized gain	(16)		-	(42)		-	(28)		-	(26)		-	(295)		-
Total dividends and distributions paid to shareholders	(2,219)		-	(2,923)		-	(3,997)		-	(4,073)		-	(4,477)		-

Net capital share transactions	379,703		132,428	424,168		172,728	515,590		237,908	441,038		219,423	329,666		201,862

Total increase in net assets	226,277		140,970	244,105		183,342	296,803		252,053	264,827		231,160	187,852		212,186

Net assets:
Beginning of period	140,970		-	183,342		-	252,053		-	231,160		-	212,186		-
End of period	$367,247		$140,970	$427,447		$183,342	$548,856		$252,053	$495,987		$231,160	$400,038		$212,186

Undistributed net investment income	$3,404		$395	$4,389		$536	$6,732		$905	$7,686		$1,150	$7,648		$1,381

(1) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(2) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
1.	Organization and significant accounting policies

Organization – American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 40.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — The funds are subject to the risk that the allocation strategy will not meet their retirement goals. For investors who are close to, or in, retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving his or her retirement goals.

Stock risk — The funds are subject to the risks relating to the stock investments of the underlying funds. These risks include the possibility that stocks may experience large price swings and potential for loss and that the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

Bond risk — The funds are subject to the risks relating to the bond investments of the underlying funds. These risks include potential changes in interest rates, effective maturities and credit ratings.

Risk of investments outside the U.S. — The funds are subject to the risks relating to the underlying funds’ investments in the securities of issuers domiciled outside the U.S. These risks include different accounting and legal standards, greater market volatility, differing securities market structures and various administrative difficulties outside the U.S.

3.	Taxation and distributions

Federal income taxation - Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

Each fund commenced operations on February 1, 2007; therefore, the funds’ only tax year, 2007, remains open for examination by U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$948	$676	$1,662	$2,128	$3,552	$4,604	$6,737	$7,947	$7,652
Undistributed long-term capital gain	3,138	1,961	4,890	7,028	10,127	12,654	15,996	12,514	10,495
Gross unrealized appreciation on investment securities	-	-	-	-	-	-	-	-	-
Gross unrealized depreciation on investment securities	(43,831)	(34,467)	(81,129)	(107,579)	(158,619)	(186,712)	(227,385)	(184,958)	(149,664)
Net unrealized depreciation on investment securities	(43,831)	(34,467)	(81,129)	(107,579)	(158,619)	(186,712)	(227,385)	(184,958)	(149,664)
Cost of investment securities	141,786	116,273	269,565	353,090	525,911	614,027	776,220	680,873	549,585
Reclassification to undistributed net investment income
from undistributed net realized gain	17	10	26	37	53	61	111	51	54
Reclassification to capital paid in on shares of capital stock
from undistributed net investment income	27	12	10	41	59	8	14	27	30

4.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.

CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 40.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-5, pays CRMC an administrative services fee based on an annual rate of up to 0.05% on average daily net assets. The Class R-5 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.10%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 40.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for some of the retirement plan share classes.

Expenses under the agreements described above for the year ended October 31, 2008, were as follows:

		Administrative services
	Distribution services	CRMC administrative services		Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$63,642	$17,309		$-	$-
Class R-1	5,813	137		1,770	(1,770)
Class R-2	156,993	10,009		108,753	(54,328)
Class R-3	91,007	8,773		35,307	(20,747)
Class R-4	13,659	1,771		4,338	(4,338)
Class R-5	Not applicable	Not applicable		1,137	(1,137)
Total	$331,114	$37,999		$151,305	$(82,320)
2045 Fund
Class A	$45,513	$11,738		$-	$-
Class R-1	4,936	63		1,496	(1,496)
Class R-2	103,266	6,717		101,232	(65,433)
Class R-3	77,216	7,722		34,505	(22,150)
Class R-4	11,837	2,309		4,160	(4,160)
Class R-5	Not applicable	Not applicable		1,012	(1,012)
Total	$242,768	$28,549		$142,405	$(94,251)
2040 Fund
Class A	$101,585	$27,058		$-	$-
Class R-1	12,223	161		2,401	(2,401)
Class R-2	248,628	15,939		144,204	(58,013)
Class R-3	199,564	19,656		47,552	(15,622)
Class R-4	30,422	3,951		5,268	(5,268)
Class R-5	Not applicable	Not applicable		1,491	(1,491)
Total	$592,422	$66,765		$200,916	$(82,795)
2035 Fund
Class A	$134,276	$39,838		$-	$-
Class R-1	10,908	162		2,157	(2,157)
Class R-2	340,718	22,022		150,250	(32,135)
Class R-3	242,070	23,730		51,304	(12,573)
Class R-4	40,463	6,958		4,991	(4,991)
Class R-5	Not applicable	Not applicable		1,306	(1,306)
Total	$768,435	$92,710		$210,008	$(53,162)
2030 Fund
Class A	$208,850	$56,155		$-	$-
Class R-1	29,543	11		3,075	(3,075)
Class R-2	461,460	29,834		168,078	(8,105)
Class R-3	376,463	36,488		61,228	(994)
Class R-4	79,233	13,632		5,829	(5,829)
Class R-5	Not applicable	Not applicable		1,667	(1,667)
Total	$1,155,549	$136,120		$239,877	$(19,670)
2025 Fund
Class A	$273,107	$74,543		$-	$-
Class R-1	18,023	11		2,118	(2,118)
Class R-2	527,453	33,821		170,646	557
Class R-3	427,527	40,987		62,188	163
Class R-4	92,471	16,644		5,358	(5,358)
Class R-5	Not applicable	Not applicable		1,357	(1,357)
Total	$1,338,581	$166,006		$241,667	$(8,113)
2020 Fund
Class A	$411,320	$99,832		$-	$-
Class R-1	24,182	39		2,693	(2,693)
Class R-2	651,685	41,895		173,296	-
Class R-3	607,267	56,935		73,092	-
Class R-4	115,318	19,420		5,805	(5,805)
Class R-5	Not applicable	Not applicable		1,451	(1,451)
Total	$1,809,772	$218,121		$256,337	$(9,949)
2015 Fund
Class A	$541,031	$99,752		$-	$-
Class R-1	15,819	17		1,763	(1,763)
Class R-2	507,208	32,424		135,629	-
Class R-3	491,760	46,892		59,412	-
Class R-4	99,585	16,973		4,702	(4,702)
Class R-5	Not applicable	Not applicable		1,091	(1,091)
Total	$1,655,403	$196,058		$202,597	$(7,556)
2010 Fund
Class A	$467,521	$90,486		$-	$-
Class R-1	11,972	-	*	1,248	(1,248)
Class R-2	365,642	23,380		105,166	155
Class R-3	409,367	39,313		54,584	144
Class R-4	92,990	16,032		4,387	(4,387)
Class R-5	Not applicable	Not applicable		1,136	(1,136)
Total	$1,347,492	$169,211		$166,521	$(6,472)

(*)Amount less than one dollar.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements, includes current fees (either paid in cash or deferred) and the net decrease in the value of the deferred amounts as follows:

	Current fees	Decrease in value of deferred amounts

2050 Fund	$1,808	$(47)
2045 Fund	1,320	(23)
2040 Fund	3,128	(66)
2035 Fund	4,339	(96)
2030 Fund	6,316	(145)
2025 Fund	7,824	(183)
2020 Fund	10,232	(274)
2015 Fund	9,197	(255)
2010 Fund	7,926	(263)

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

5.   Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2008, were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund			2040 Fund
	Amount	Shares		Amount	Shares		Amount	Shares
Share class
Class A
Sales(1)	$42,368	4,368		$32,936	3,395		$70,650	7,280
Reinvestments of dividends and distributions	344	32		173	16		455	42
Repurchases(1)	(9,174)	(972)		(4,305)	(451)		(7,671)	(827)
Total Class A transactions	33,538	3,428		28,804	2,960		63,434	6,495
Class R-1
Sales(1)	1,155	122		581	60		1,862	198
Reinvestments of dividends and distributions	1	-	(2)	2	-	(2)	6	1
Repurchases(1)	(57)	(6)		(49)	(5)		(251)	(29)
Total Class R-1 transactions	1,099	116		534	55		1,617	170
Class R-2
Sales(1)	29,898	3,124		26,532	2,813		56,464	5,906
Reinvestments of dividends and distributions	159	15		63	6		185	17
Repurchases(1)	(6,409)	(677)		(3,343)	(363)		(7,338)	(792)
Total Class R-2 transactions	23,648	2,462		23,252	2,456		49,311	5,131
Class R-3
Sales(1)	33,803	3,522		28,076	2,941		73,834	7,695
Reinvestments of dividends and distributions	123	11		114	10		256	24
Repurchases(1)	(7,179)	(780)		(5,646)	(610)		(16,794)	(1,796)
Total Class R-3 transactions	26,747	2,753		22,544	2,341		57,296	5,923
Class R-4
Sales(1)	9,745	1,039		8,972	916		20,113	2,063
Reinvestments of dividends and distributions	42	4		22	2		96	9
Repurchases(1)	(2,293)	(272)		(1,038)	(111)		(3,010)	(328)
Total Class R-4 transactions	7,494	771		7,956	807		17,199	1,744
Class R-5
Sales(1)	3,332	348		6,147	624		13,039	1,357
Reinvestments of dividends and distributions	22	2		19	2		48	5
Repurchases(1)	(712)	(78)		(924)	(101)		(1,663)	(192)
Total Class R-5 transactions	2,642	272		5,242	525		11,424	1,170

Total net increase	$95,168	9,802		$88,332	9,144		$200,281	20,633

Please see page 35 for footnotes.

	2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$102,337	10,537	$140,990	14,499	$171,632	17,580	$219,567	22,326	$232,603	23,886	$194,676	19,926
Reinvestments of dividends and distributions	668	62	975	90	1,412	131	1,898	177	2,070	195	2,377	226
Repurchases(1)	(12,576)	(1,314)	(16,575)	(1,788)	(23,782)	(2,602)	(34,152)	(3,683)	(44,599)	(4,834)	(50,499)	(5,452)
Total Class A transactions	90,429	9,285	125,390	12,801	149,262	15,109	187,313	18,820	190,074	19,247	146,554	14,700
Class R-1
Sales(1)	1,996	199	3,537	373	2,408	252	4,003	422	2,805	301	1,179	117
Reinvestments of dividends and distributions	7	1	19	2	11	1	16	1	13	1	13	1
Repurchases(1)	(391)	(40)	(643)	(72)	(513)	(54)	(1,115)	(122)	(633)	(69)	(601)	(62)
Total Class R-1 transactions	1,612	160	2,913	303	1,906	199	2,904	301	2,185	233	591	56
Class R-2
Sales(1)	72,272	7,534	103,119	10,795	117,373	12,309	131,166	13,631	104,115	10,680	83,482	8,611
Reinvestments of dividends and distributions	258	24	336	31	424	40	538	50	545	51	407	39
Repurchases(1)	(9,896)	(1,055)	(14,034)	(1,536)	(19,548)	(2,132)	(23,915)	(2,643)	(23,871)	(2,542)	(29,839)	(3,144)
Total Class R-2 transactions	62,634	6,503	89,421	9,290	98,249	10,217	107,789	11,038	80,789	8,189	54,050	5,506
Class R-3
Sales(1)	73,002	7,606	127,754	13,303	128,545	13,506	182,582	18,798	149,055	15,276	126,268	12,794
Reinvestments of dividends and distributions	378	35	557	52	731	68	1,031	97	955	90	1,009	96
Repurchases(1)	(15,179)	(1,621)	(26,682)	(2,825)	(26,249)	(2,881)	(45,664)	(4,876)	(43,881)	(4,647)	(53,211)	(5,573)
Total Class R-3 transactions	58,201	6,020	101,629	10,530	103,027	10,693	137,949	14,019	106,129	10,719	74,066	7,317
Class R-4
Sales(1)	28,441	2,903	52,406	5,324	60,393	6,204	64,281	6,563	54,895	5,573	58,395	5,890
Reinvestments of dividends and distributions	109	10	248	23	249	23	398	37	383	36	460	44
Repurchases(1)	(5,164)	(545)	(11,275)	(1,180)	(9,071)	(999)	(11,084)	(1,166)	(14,238)	(1,551)	(24,048)	(2,527)
Total Class R-4 transactions	23,386	2,368	41,379	4,167	51,571	5,228	53,595	5,434	41,040	4,058	34,807	3,407
Class R-5
Sales(1)	15,329	1,556	22,266	2,333	26,708	2,667	31,425	3,230	25,319	2,527	24,116	2,462
Reinvestments of dividends and distributions	62	6	77	7	90	8	96	9	96	9	171	16
Repurchases(1)	(1,896)	(216)	(3,372)	(358)	(6,645)	(677)	(5,481)	(586)	(4,594)	(489)	(4,689)	(514)
Total Class R-5 transactions	13,495	1,346	18,971	1,982	20,153	1,998	26,040	2,653	20,821	2,047	19,598	1,964

Total net increase	$249,757	25,682	$379,703	39,073	$424,168	43,444	$515,590	52,265	$441,038	44,493	$329,666	32,950

Please see page 35 for footnotes.

Capital share transactions in the funds for the period ended October 31, 2007(3), were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund				2040 Fund
	Amount	Shares		Amount		Shares		Amount	Shares
Share class
Class A
Sales(1)	$22,472	2,112		$11,673		1,090		$28,125	2,643
Repurchases(1)	(1,827)	(169)		(375)		(36)		(926)	(85)
Total Class A transactions	20,645	1,943		11,298		1,054		27,199	2,558
Class R-1
Sales(1)	164	15		258		24		591	55
Repurchases(1)	(1)	-	(2)	-	(2)	-	(2)	(42)	(4)
Total Class R-1 transactions	163	15		258		24		549	51
Class R-2
Sales(1)	11,743	1,092		5,110		477		12,856	1,196
Repurchases(1)	(677)	(63)		(330)		(30)		(829)	(77)
Total Class R-2 transactions	11,066	1,029		4,780		447		12,027	1,119
Class R-3
Sales(1)	7,191	670		6,840		627		16,996	1,567
Repurchases(1)	(235)	(22)		(238)		(22)		(1,292)	(119)
Total Class R-3 transactions	6,956	648		6,602		605		15,704	1,448
Class R-4
Sales(1)	2,522	229		961		89		4,783	445
Repurchases(1)	(25)	(2)		(16)		(1)		(519)	(48)
Total Class R-4 transactions	2,497	227		945		88		4,264	397
Class R-5
Sales(1)	1,195	111		1,569		143		3,390	313
Repurchases(1)	(49)	(5)		(188)		(17)		(439)	(41)
Total Class R-5 transactions	1,146	106		1,381		126		2,951	272

Total net increase	$42,473	3,968		$25,264		2,344		$62,694	5,845

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)For the period February 1, 2007, commencement of operations, through October 31, 2007.

	2035 Fund		2030 Fund		2025 Fund				2020 Fund				2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$42,260	3,974	$59,511	5,620	$84,175		7,947		$117,552		11,118		$120,213	11,418	$117,285	11,163
Repurchases(1)	(1,039)	(94)	(2,236)	(210)	(3,576)		(345)		(4,905)		(456)		(6,318)	(590)	(7,575)	(716)
Total Class A transactions	41,221	3,880	57,275	5,410	80,599		7,602		112,647		10,662		113,895	10,828	109,710	10,447
Class R-1
Sales(1)	401	37	1,876	176	1,054		99		1,388		131		1,051	100	1,492	145
Repurchases(1)	(16)	(1)	(23)	(2)	-	(2)	-	(2)	-	(2)	-	(2)	(24)	(2)	(570)	(55)
Total Class R-1 transactions	385	36	1,853	174	1,054		99		1,388		131		1,027	98	922	90
Class R-2
Sales(1)	20,024	1,870	25,623	2,392	28,925		2,703		42,557		3,979		30,537	2,879	27,581	2,621
Repurchases(1)	(1,700)	(155)	(1,940)	(178)	(1,153)		(107)		(4,222)		(389)		(1,306)	(123)	(5,961)	(563)
Total Class R-2 transactions	18,324	1,715	23,683	2,214	27,772		2,596		38,335		3,590		29,231	2,756	21,620	2,058
Class R-3
Sales(1)	25,654	2,365	35,113	3,245	46,516		4,291		60,934		5,660		53,178	4,979	48,256	4,525
Repurchases(1)	(1,476)	(135)	(2,452)	(225)	(2,668)		(246)		(3,178)		(291)		(2,938)	(272)	(5,597)	(527)
Total Class R-3 transactions	24,178	2,230	32,661	3,020	43,848		4,045		57,756		5,369		50,240	4,707	42,659	3,998
Class R-4
Sales(1)	6,247	580	12,699	1,180	15,926		1,474		25,145		2,340		20,993	1,961	25,522	2,416
Repurchases(1)	(294)	(26)	(728)	(68)	(1,582)		(142)		(2,828)		(264)		(936)	(88)	(6,999)	(671)
Total Class R-4 transactions	5,953	554	11,971	1,112	14,344		1,332		22,317		2,076		20,057	1,873	18,523	1,745
Class R-5
Sales(1)	4,731	436	5,724	529	5,549		509		5,957		555		5,425	511	8,921	869
Repurchases(1)	(735)	(69)	(739)	(68)	(438)		(40)		(492)		(45)		(452)	(42)	(493)	(47)
Total Class R-5 transactions	3,996	367	4,985	461	5,111		469		5,465		510		4,973	469	8,428	822

Total net increase	$94,057	8,782	$132,428	12,391	$172,728		16,143		$237,908		22,338		$219,423	20,731	$201,862	19,160

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)For the period February 1, 2007, commencement of operations, through October 31, 2007.

6.   Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2008, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$102,874	$3,860
2045 Fund	92,154	1,241
2040 Fund	210,021	3,466
2035 Fund	258,719	-
2030 Fund	398,336	5,467
2025 Fund	445,046	4,609
2020 Fund	540,385	3,159
2015 Fund	473,059	13,261
2010 Fund	388,093	41,892

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers (5)		Ratio of expenses to average net assets after reimbursements /waivers (4)(5)		Net effective expense ratio (6)		Ratio of net income to average net asets(4)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.20	$(4.33)	$(4.13)	$(.14)	$(.01)		$(.15)	$7.14	(36.61)%	$38,350	.44%		.25%		.67%		2.07%
10/31/07 (7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188	.79	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)		(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	(8)	1.07	(8)	1.49	(8)	.42	(8)
Class R-2:
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	(8)	1.08	(8)	1.50	(8)	.39	(8)
Class R-3:
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)		(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07 (7)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	(8)	.65	(8)	1.07	(8)	.79	(8)
Class R-4:
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)		(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07 (7)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597	.88	(8)	.32	(8)	.74	(8)	.94	(8)
Class R-5:
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)		(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07 (7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214	.41	(8)	.02	(8)	.44	(8)	1.28	(8)

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.19	$(4.32)	$(4.13)	$(.14)	$-	(9)	$(.14)	$7.15	(36.60)%	$28,693	.46%		.26%		.68%		1.94%
10/31/07 (7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	12,036	1.07	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	-	(9)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	(8)	1.07	(8)	1.49	(8)	.32	(8)
Class R-2:
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(9)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	(8)	1.08	(8)	1.50	(8)	.37	(8)
Class R-3:
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(9)	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07 (7)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	(8)	.65	(8)	1.07	(8)	.36	(8)
Class R-4:
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	-	(9)	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07 (7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	(8)	.32	(8)	.74	(8)	1.18	(8)
Class R-5:
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(9)	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07 (7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444	.49	(8)	.02	(8)	.44	(8)	1.18	(8)

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.19	$(4.32)	$(4.13)	$(.14)	$(.01)		$(.15)	$7.14	(36.65)%	$64,679	.42%		.26%		.68%		1.99%
10/31/07 (7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211	.72	(8)	.35	(8)	.77	(8)	1.16	(8)
Class R-1:
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)		(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	(8)	1.07	(8)	1.49	(8)	.33	(8)
Class R-2:
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	(8)	1.08	(8)	1.50	(8)	.36	(8)
Class R-3:
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)		(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07 (7)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	(8)	.65	(8)	1.07	(8)	.54	(8)
Class R-4:
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)		(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07 (7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537	.72	(8)	.32	(8)	.74	(8)	1.19	(8)
Class R-5:
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)		(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07 (7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119	.34	(8)	.02	(8)	.44	(8)	1.31	(8)

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.19	$(4.32)	$(4.13)	$(.14)	$-	(9)	$(.14)	$7.15	(36.58)%	$94,123	.40%		.24%		.66%		2.01%
10/31/07 (7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324	.65	(8)	.35	(8)	.77	(8)	1.15	(8)
Class R-1:
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	-	(9)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	(8)	1.07	(8)	1.49	(8)	.41	(8)
Class R-2:
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(9)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	(8)	1.08	(8)	1.50	(8)	.40	(8)
Class R-3:
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(9)	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07 (7)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417	.93	(8)	.65	(8)	1.07	(8)	.64	(8)
Class R-4:
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	-	(9)	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07 (7)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325	.65	(8)	.32	(8)	.74	(8)	1.17	(8)
Class R-5:
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(9)	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07 (7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203	.27	(8)	.02	(8)	.44	(8)	1.30	(8)

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/08	$11.39	$.20	$(4.29)	$(4.09)	$(.14)	$-	(9)	$(.14)	$7.16	(36.30)%	$130,458	.41%		.26%		.67%		2.10%
10/31/07 (7)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637	.61	(8)	.35	(8)	.77	(8)	1.22	(8)
Class R-1:
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	-	(9)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07 (7)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	(8)	1.07	(8)	1.49	(8)	.39	(8)
Class R-2:
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	-	(9)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07 (7)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	-	(9)	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07 (7)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337	.90	(8)	.65	(8)	1.07	(8)	.73	(8)
Class R-4:
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	-	(9)	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07 (7)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677	.61	(8)	.32	(8)	.74	(8)	1.24	(8)
Class R-5:
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	-	(9)	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07 (7)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261	.25	(8)	.02	(8)	.44	(8)	1.42	(8)

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/08	$11.37	$.21	$(4.24)	$(4.03)	$(.14)	$-	(9)	$(.14)	$7.20	(35.82)%	$163,525	.40%		.25%		.66%		2.19%
10/31/07 (7)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450	.60	(8)	.35	(8)	.77	(8)	1.26	(8)
Class R-1:
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	-	(9)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07 (7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	(8)	1.07	(8)	1.49	(8)	.49	(8)
Class R-2:
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	-	(9)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07 (7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	-	(9)	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07 (7)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907	.88	(8)	.65	(8)	1.07	(8)	.74	(8)
Class R-4:
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	-	(9)	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07 (7)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153	.57	(8)	.32	(8)	.74	(8)	1.30	(8)
Class R-5:
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	-	(9)	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07 (7)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350	.24	(8)	.02	(8)	.44	(8)	1.46	(8)

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/08	$11.30	$.23	$(4.01)	$(3.78)	$(.14)	$-	(9)	$(.14)	$7.38	(33.81)%	$217,608	.42%		.28%		.68%		2.33%
10/31/07 (7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456	.60	(8)	.37	(8)	.78	(8)	1.47	(8)
Class R-1:
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	-	(9)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07 (7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	(8)	1.07	(8)	1.48	(8)	.69	(8)
Class R-2:
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	-	(9)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07 (7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	(8)	1.08	(8)	1.49	(8)	.70	(8)
Class R-3:
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	-	(9)	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07 (7)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541	.86	(8)	.65	(8)	1.06	(8)	.99	(8)
Class R-4:
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	-	(9)	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07 (7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465	.55	(8)	.32	(8)	.73	(8)	1.56	(8)
Class R-5:
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	-	(9)	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07 (7)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773	.23	(8)	.02	(8)	.43	(8)	1.79	(8)

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/08	$11.16	$.26	$(3.64)	$(3.38)	$(.16)	$-	(9)	$(.16)	$7.62	(30.69)%	$229,310	.49%		.34%		.74%		2.71%
10/31/07 (7)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871	.61	(8)	.37	(8)	.78	(8)	1.90	(8)
Class R-1:
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	-	(9)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07 (7)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	(8)	1.07	(8)	1.48	(8)	1.16	(8)
Class R-2:
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	-	(9)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07 (7)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	(8)	1.08	(8)	1.49	(8)	1.15	(8)
Class R-3:
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	-	(9)	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07 (7)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436	.86	(8)	.65	(8)	1.06	(8)	1.48	(8)
Class R-4:
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	-	(9)	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07 (7)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916	.54	(8)	.32	(8)	.73	(8)	1.96	(8)
Class R-5:
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	-	(9)	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07 (7)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250	.23	(8)	.02	(8)	.43	(8)	2.16	(8)

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/08	$11.08	$.29	$(3.50)	$(3.21)	$(.17)	$(.01)		$(.18)	$7.69	(29.38)%	$193,480	.48%		.33%		.72%		3.04%
10/31/07 (7)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796	.60	(8)	.37	(8)	.77	(8)	2.31	(8)
Class R-1:
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)		(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07 (7)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	(8)	1.07	(8)	1.47	(8)	1.64	(8)
Class R-2:
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)		(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07 (7)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	(8)	1.08	(8)	1.48	(8)	1.58	(8)
Class R-3:
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)		(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07 (7)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224	.87	(8)	.65	(8)	1.05	(8)	1.88	(8)
Class R-4:
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)		(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07 (7)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354	.57	(8)	.32	(8)	.72	(8)	2.35	(8)
Class R-5:
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)		(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07 (7)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131	.29	(8)	.02	(8)	.42	(8)	2.57	(8)

	Period ended October 31
Portfolio turnover rate for all classes of shares	2008		2007 (7)
2050 Fund	5%		1%
2045 Fund	2		-	(10)
2040 Fund	2		1
2035 Fund	-	(10)	-	(10)
2030 Fund	2		-	(10)
2025 Fund	1		1
2020 Fund	1		-	(10)
2015 Fund	3		-	(10)
2010 Fund	12		8

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5) This column does not include expenses of the underlying funds in which each fund invests.
(6) This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 42 to 45 for further information regarding fees and expenses.

(7) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(8) Annualized.
(9) Amount less than $.01.
(10) Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”) as of October 31, 2008, and the statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2008

American Funds Target Date Retirement Series, Inc.

 Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-21981 and 1933 Act No. 333-138648)

(a)
Articles of Incorporation of Registrant – previously filed (see Pre-effective filed 11/13/06); Articles of Amendment and Restatement – previously filed (see Pre-effective filed 1/22/07);  and Articles Supplementary dated 3/20/09 – previously filed (see Post-Effective (“P/E”) Amendment No. 3 filed 4/8/09)

(b)	By-laws – By-laws as amended 6/13/07 – previously filed (see P/E Amendment No. 1 filed 12/31/07)

(c)	Instruments Defining Rights of Security Holders – Share Certificate – none

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement – previously filed (see Pre-effective filed 1/22/07)

(e)
Underwriting Contracts – Principal Underwriting Agreement and Selling Group Agreements – previously filed (see Pre-effective filed 1/22/07); Form of Amendment to Selling Group Agreement – effective 2/1/07 – previously filed (see P/E Amendment No. 1 filed 12/31/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 1 filed 12/31/07) Form of Amendment  to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 2 filed 12/31/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 2 filed 12/31/08);  and Amended and Restated Principal Underwriting Agreement effective 5/1/09; Form of Amendment to Selling Group Agreement effective 5/1/09; Form of Amendment to Institutional Selling Group Agreement effective 5/1/09; and Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 3 filed 4/8/09)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 1 filed 12/31/07)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see Pre-effective filed 1/22/07)

(h)
Other Material Contracts – Administrative Services Agreement; Shareholder Services Agreement and Form of Indemnification Agreement – previously filed (see Pre-effective  filed 1/22/07); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 2 filed 12/31/08);  and Amended and Restated Administrative Services Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 3 filed 4/8/09)

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-effective filed1/22/07 and P/E Amendment No. 3 filed 4/8/09)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – previously filed (see Pre-effective filed 1/22/07)

(m)	Rule 12b-1 Plan – Plans of Distribution – previously filed (see Pre-effective filed 1/22/07)

(n)	Rule 18f-3 Plan –Amended and Restated Multiple Class Plan effective 5/1/09 – previously filed (see P/E Amendment No. 3 filed 4/8/09)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2008 and Code of Ethics for Registrant dated December 2005 – previously filed (see P/E Amendment No. 3 filed 4/8/09)

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason  of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that:  (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 570 Porterville Road East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	President and Director
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Krista M. Johnson	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	Senior Vice President
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 7th day of May, 2009.

American Funds Target Date Retirement Series, Inc.

By: /s/ James B. Lovelace
James B. Lovelace, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on May 7, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ James B. Lovelace	Vice Chairman/PEO
James B. Lovelace

(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Brian D. Bullard	Treasurer
Brian D. Bullard

(3)	Directors:
	Lee A. Ault III*	Chairman (Independent and Non-Executive)
	William H. Baribault*	Director
	Joe E. Davis*	Director

	/s/ Michael J. Downer	President
Michael J. Downer

	Martin Fenton*	Director
	Leonard R. Fuller*	Director
	W. Scott Hedrick*	Director
	Merit E. Janow*	Director
	Mary Myers Kauppila*	Director

	/s/ James B. Lovelace	Vice Chairman
James B. Lovelace

	Kirk P. Pendleton*	Director

*By	/s/ Steven I. Koszalka
Steven I. Koszalka, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
Katherine H. Newhall

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Camden, ME, this 7th day of August, 2008.
 (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Gregory F. Niland Karl C. Grauman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 19th day of March, 2009.
 (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, Joe E. Davis, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA, this 11th day of August, 2008.
(City, State)

/s/ Joe E. Davis
Joe E. Davis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 21st day of August, 2008.
      (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 8th day of August, 2008.
   (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA, this 6th day of August, 2008.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 8th day of August, 2008.
   (City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member